UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05002

Deutsche Variable Series II
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Alternative Asset Allocation VIP
(formerly DWS Alternative Asset Allocation VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Summary
6 Portfolio Management
7 Investment Portfolio
8 Statement of Assets and Liabilities
8 Statement of Operations
9 Statement of Changes in Net Assets
10 Financial Highlights
12 Notes to Financial Statements
16 Information About Your Fund's Expenses
17 Proxy Voting
18 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, Fund management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include stock market risk, credit and interest rate risk, volatility in commodity prices and high-yield debt securities, market direction risk (market advances when short, market declines when long), short sales risk and the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Short sales — which involve selling borrowed securities in anticipation of a price decline, then returning an equal number of the securities at some point in the future — could magnify losses and increase volatility. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund's currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management's proprietary models. As part of these strategies, the Fund's exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund's aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. See the prospectus for additional risks and specific details regarding the Fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 1.87% and 2.16% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Growth of an Assumed $10,000 Investment in Deutsche Alternative Asset Allocation VIP from 2/2/09 to 6/30/14

The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 24 developed market country indices. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.
The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.
The Blended Index is calculated using the performance of two unmanaged indices, representative of stocks (the MSCI World Index (70%)) and bonds (the Barclays U.S. Aggregate Bond Index (30%)). These results are summed to produce the aggregate benchmark.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Alternative Asset Allocation VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,596	$10,914	$11,122	$14,508	$16,191
	Average annual total return	5.96%	9.14%	3.61%	7.73%	9.31%
MSCI World Index	Growth of $10,000	$10,618	$12,405	$13,977	$20,103	$23,432
	Average annual total return	6.18%	24.05%	11.81%	14.99%	17.03%
Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,393	$10,437	$11,140	$12,674	$13,030
	Average annual total return	3.93%	4.37%	3.66%	4.85%	5.01%
Blended Index	Growth of $10,000	$10,555	$11,790	$13,170	$17,769	$20,023
	Average annual total return	5.55%	17.90%	9.61%	12.18%	13.68%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class A shares on February 2, 2009. The performance shown for each index is for the time period of January 31, 2009 through June 30, 2014, which is based on the performance period of the life of the Fund.
Comparative Results
Deutsche Alternative Asset Allocation VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$10,584	$10,885	$11,044	$14,330	$14,699
	Average annual total return	5.84%	8.85%	3.37%	7.46%	7.82%
MSCI World Index	Growth of $10,000	$10,618	$12,405	$13,977	$20,103	$20,012
	Average annual total return	6.18%	24.05%	11.81%	14.99%	14.62%
Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,393	$10,437	$11,140	$12,674	$12,746
	Average annual total return	3.93%	4.37%	3.66%	4.85%	4.89%
Blended Index	Growth of $10,000	$10,555	$11,790	$13,170	$17,769	$17,751
	Average annual total return	5.55%	17.90%	9.61%	12.18%	11.95%

The growth of $10,000 is cumulative.

** The Fund commenced offering Class B shares on May 18, 2009. The performance shown for each index is for the time period of May 31, 2009 through June 30, 2014, which is based on the performance period of the life of Class B.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation* (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/14	12/31/13

Commodities	12%	13%
Deutsche Enhanced Commodity Strategy Fund	12%	13%
Real Return	32%	29%
Deutsche Global Infrastructure Fund	19%	16%
Deutsche Global Inflation Fund	7%	6%
Deutsche Real Estate Securities Fund	3%	—
Deutsche Global Real Estate Securities Fund	3%	3%
Deutsche Real Estate Securities Income Fund	0%	—
SPDR Barclays Short Term High Yield Bond ETF	—	4%
Hedge Strategy	12%	16%
Deutsche Diversified Market Neutral Fund	12%	16%
Currency	15%	13%
Deutsche Enhanced Emerging Markets Fixed Income Fund	14%	11%
WisdomTree Emerging Markets Local Debt Fund	1%	—
PowerShares DB U.S. Dollar Index Bullish ETF	—	2%
Opportunistic	29%	29%
Deutsche Floating Rate Fund	16%	16%
SPDR Barclays Convertible Securities ETF	13%	13%
	100%	100%

* Investment strategies will fall into the following categories: Commodities, Real-Return, Hedge Strategy, Currency and Opportunistic. Commodities investments seek to provide exposure to hard assets. Real-Return investments seek to provide a measure of inflation protection. Hedge Strategy investments seek to generate returns independent of the broader markets. Currency investments seek to offer exposure to foreign investments, many of which are not denominated in U.S. dollars. Opportunistic investments seek to offer exposure to categories generally not included in investors' allocations.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 7.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management

Pankaj Bhatnagar, PhD
Darwei Kung
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)
	Shares	Value ($)

Mutual Funds 84.3%
Deutsche Diversified Market Neutral Fund "Institutional" (a)	1,473,302	12,788,261
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	782,293	12,594,916
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,351,442	14,622,604
Deutsche Floating Rate Fund "Institutional" (a)	1,742,804	16,469,494
Deutsche Global Inflation Fund "Institutional" (a)	726,343	7,459,547
Deutsche Global Infrastructure Fund "Institutional" (a)	1,337,045	20,416,682
Deutsche Global Real Estate Securities Fund "Institutional" (a)	357,802	3,202,325
Deutsche Real Estate Securities Fund "Institutional" (a)	152,168	3,467,916
Deutsche Real Estate Securities Income Fund "Institutional" (a)	28,717	313,011
Total Mutual Funds (Cost $86,005,326)		91,334,756
	Shares	Value ($)

Exchange-Traded Funds 13.4%
SPDR Barclays Convertible Securities	265,714	13,418,557
WisdomTree Emerging Markets Local Debt Fund	22,500	1,069,650
Total Exchange-Traded Funds (Cost $12,669,866)		14,488,207

Cash Equivalents 3.3%
Central Cash Management Fund, 0.06% (a) (b) (Cost $3,608,351)	3,608,351	3,608,351

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,283,543)†	101.0	109,431,314
Other Assets and Liabilities, Net	(1.0)	(1,098,665)
Net Assets	100.0	108,332,649

† The cost for federal income tax purposes was $103,460,245. At June 30, 2014, net unrealized depreciation for all securities based on tax cost was $5,971,069. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,300,074 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,329,005.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Mutual Funds	$91,334,756	$—	$—	$91,334,756
Exchange-Traded Funds	14,488,207	—	—	14,488,207
Short-Term Investments	3,608,351	—	—	3,608,351
Total	$109,431,314	$—	$—	$109,431,314

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in affiliated Underlying Funds, at value (cost $89,613,677)	$94,943,107
Investments in non-affiliated Underlying Funds, at value (cost $12,669,866)	14,488,207
Total investments in securities, at value (cost $102,283,543)	109,431,314
Receivable for Fund shares sold	108,013
Dividends receivable	3,073
Other assets	987
Total assets	109,543,387
Liabilities
Payable for investments purchased	1,068,806
Payable for Fund shares redeemed	51,028
Accrued management fee	6,013
Accrued Trustees' fees	35
Other accrued expenses and payables	84,856
Total liabilities	1,210,738
Net assets, at value	$108,332,649
Net Assets Consist of
Undistributed net investment income	679,038
Net unrealized appreciation (depreciation) on investments	7,147,771
Accumulated net realized gain (loss)	(2,225,512)
Paid-in capital	102,731,352
Net assets, at value	$108,332,649
Class A Net Asset Value, offering and redemption price per share ($18,005,669 ÷ 1,267,242 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.21
Class B Net Asset Value, offering and redemption price per share ($90,326,980 ÷ 6,353,933 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.22

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Income distributions from affiliated Underlying Funds	$846,777
Dividends	133,612
Total income	980,389
Expenses: Management fee	169,938
Administration fee	50,364
Services to shareholders	1,252
Record keeping fees (Class B)	17,811
Distribution service fee (Class B)	105,962
Custodian fee	7,608
Professional fees	31,994
Reports to shareholders	23,982
Trustees' fees and expenses	3,223
Other	1,142
Total expenses before expense reductions	413,276
Expense reductions	(146,149)
Total expenses after expense reductions	267,127
Net investment income (loss)	713,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	(1,153,444)
Sale of non-affiliated Underlying Funds	45,145
Capital gain distributions from affiliated Underlying Funds	36,995
(1,071,304)
Change in net unrealized appreciation (depreciation) on investments	6,141,193
Net gain (loss)	5,069,889
Net increase (decrease) in net assets resulting from operations	$5,783,151

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$713,262	$1,387,313
Operations: Net investment income	$713,262	$1,387,313
Net realized gain (loss)	(1,071,304)	993,026
Change in net unrealized appreciation (depreciation)	6,141,193	(1,638,087)
Net increase (decrease) in net assets resulting from operations	5,783,151	742,252
Distributions to shareholders from: Net investment income: Class A	(310,914)	(218,625)
Class B	(1,375,733)	(1,281,892)
Net realized gains: Class A	(99,727)	—
Class B	(510,421)	—
Total distributions	(2,296,795)	(1,500,517)
Fund share transactions: Class A Proceeds from shares sold	2,700,280	6,694,957
Reinvestment of distributions	410,641	218,625
Payments for shares redeemed	(376,648)	(2,104,739)
Net increase (decrease) in net assets from Class A share transactions	2,734,273	4,808,843
Class B Proceeds from shares sold	6,933,984	31,914,829
Reinvestment of distributions	1,886,154	1,281,892
Payments for shares redeemed	(5,469,899)	(10,503,907)
Net increase (decrease) in net assets from Class B share transactions	3,350,239	22,692,814
Increase (decrease) in net assets	9,570,868	26,743,392
Net assets at beginning of period	98,761,781	72,018,389
Net assets at end of period (including undistributed net investment income of $679,038 and $1,652,423, respectively)	$108,332,649	$98,761,781
Other Information
Class A Shares outstanding at beginning of period	1,072,115	720,220
Shares sold	192,454	490,282
Shares issued to shareholders in reinvestment of distributions	29,692	15,638
Shares redeemed	(27,019)	(154,025)
Net increase (decrease) in Class A shares	195,127	351,895
Shares outstanding at end of period	1,267,242	1,072,115
Class B Shares outstanding at beginning of period	6,114,865	4,466,071
Shares sold	494,775	2,327,269
Shares issued to shareholders in reinvestment of distributions	136,283	91,629
Shares redeemed	(391,990)	(770,104)
Net increase (decrease) in Class B shares	239,068	1,648,794
Shares outstanding at end of period	6,353,933	6,114,865

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$13.75		$13.90	$13.24	$13.85	$12.63	$10.00
Income (loss) from investment operations: Net investment incomeb	.12		.26	.33	.64	.46	.57
Net realized and unrealized gain (loss)	.70		(.13)	.93	(1.02)	1.09	2.06
Total from investment operations	.82		.13	1.26	(.38)	1.55	2.63
Less distributions from: Net investment income	(.27)		(.28)	(.49)	(.19)	(.18)	—
Net realized gains	(.09)		—	(.11)	(.04)	(.15)	—
Total distributions	(.36)		(.28)	(.60)	(.23)	(.33)	—
Net asset value, end of period	$14.21		$13.75	$13.90	$13.24	$13.85	$12.63
Total Return (%)c,d	5.96	**	.93	9.72	(2.87)	12.46	26.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		15	10	7	5	1
Ratio of expenses before expense reductions (%)e	.58	*	.64	.63	.61	.94	11.67
Ratio of expenses after expense reductions (%)e	.32	*	.27	.30	.30	.21	.21
Ratio of net investment income (%)	1.66	*	1.86	2.46	4.72	3.51	5.39
Portfolio turnover rate (%)	18	**	40	22	39	6	155
a For the period from February 2, 2009 (commencement of operations of Class A shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized ** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$13.74		$13.88	$13.23	$13.84	$12.61	$10.87
Income (loss) from investment operations: Net investment incomeb	.09		.22	.30	.61	.42	.35
Net realized and unrealized gain (loss)	.71		(.11)	.91	(1.03)	1.09	1.39
Total from investment operations	.80		.11	1.21	(.42)	1.51	1.74
Less distributions from: Net investment income	(.23)		(.25)	(.45)	(.15)	(.13)	—
Net realized gains	(.09)		—	(.11)	(.04)	(.15)	—
Total distributions	(.32)		(.25)	(.56)	(.19)	(.28)	—
Net asset value, end of period	$14.22		$13.74	$13.88	$13.23	$13.84	$12.61
Total Return (%)c,d	5.84	**	.75	9.36	(3.12)	12.15	16.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90		84	62	41	23	3
Ratio of expenses before expense reductions (%)e	.87	*	.93	.88	.86	1.19	5.37
Ratio of expenses after expense reductions (%)e	.57	*	.52	.55	.55	.46	.61
Ratio of net investment income (%)	1.37	*	1.57	2.25	4.47	3.26	4.66
Portfolio turnover rate (%)	18	**	40	22	39	6	155
a For the period from May 18, 2009 (commencement of operations of Class B shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Alternative Asset Allocation VIP (formerly DWS Alternative Asset Allocation VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund mainly invests in other affiliated Deutsche funds (i.e. mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying Deutsche Funds"), non-affiliated exchange-traded funds ("Non-affiliated ETFs") and derivative investments. Non-affiliated ETFs and Underlying Deutsche Funds are collectively referred to as "Underlying Funds." During the six months ended June 30, 2014, the Fund primarily invested in underlying Deutsche Funds and non-affiliated ETFs. Each Underlying Deutsche Fund's accounting policies and investment holdings are outlined in the Underlying Deutsche Funds' financial statements and are available upon request.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Investments in mutual funds are valued at the net asset value per share of each class of the Underlying Deutsche Funds and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend Income is recorded on the ex-dividend date. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $16,922,645 and $10,683,238, respectively. Purchases and sales of Non-affiliated ETFs aggregated $4,064,562 and $6,905,641, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisors.

RREEF America L.L.C. ("RREEF") acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, RREEF provides investment management services to the portions of the Fund's portfolio allocated to direct investments in global real estate and global infrastructure securities. RREEF is paid by the Advisor for the services RREEF provides to the Fund. As of the date of this report, the Fund obtained its exposure to global real estate and global infrastructure securities indirectly through investments in other Underlying Deutsche Funds.

The Fund does not invest in the Underlying Deutsche Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Deutsche Fund's outstanding shares. For the six months ended June 30, 2014, the Fund held 6% of Deutsche Enhanced Emerging Markets Fixed Income Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
On assets invested in other Deutsche Funds	.20%
On assets invested in all other assets not considered Deutsche Funds	1.20%

In addition, the Advisor will receive management fees from managing the Underlying Deutsche Funds in which the Fund invests.

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.34% of the Fund's average daily net assets.

For the period from January 1, 2014 through April 30, 2015, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and Underlying Funds) of each class as follows:
Class A	.32%
Class B	.57%

For the six months ended June 30, 2014, the Advisor agreed to waive 0.15% of the monthly management fee based on average daily net assets for the Fund.

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$20,356
Class B	125,793
$146,149

The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $50,364, of which $8,747 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$56	$23
Class B	56	20
	$112	$43

Distribution Service Agreement. Under the Fund's Class B 12b-1 plans, DeAWM Distributors, Inc. ("DDI") received a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2014, the Distribution Service Fee aggregated $105,962, of which $18,256 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,011, of which $3,536 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Ownership of the Fund

At June 30, 2014, one participating insurance company was the owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 98%. Two participating insurance companies were the owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 64% and 31%, respectively.

E. Transactions with Affiliates

The Fund mainly invest in Underlying Deutsche Funds and Non-affiliated ETFs. The Underlying Deutsche Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the six months ended June 30, 2014 is as follows:
Affiliate	Value ($) at 12/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 6/30/2014
Deutsche Diversified Market Neutral Fund	15,082,780	295,000	2,438,000	(297,270)	—	—	12,788,261
Deutsche Enhanced Commodity Strategy Fund	12,886,360	1,919,226	2,882,000	(719,744)	25,226	—	12,594,916
Deutsche Enhanced Emerging Markets Fixed Income Fund	10,792,537	3,617,095	295,000	(6,071)	249,095	—	14,622,604
Deutsche Floating Rate Fund	15,542,833	2,592,802	1,628,000	(7,242)	336,801	—	16,469,494
Deutsche Global Inflation Fund	6,138,642	1,761,087	748,000	(60,991)	97,087	—	7,459,547
Deutsche Global Infrastructure Fund	15,685,285	2,627,813	288,000	(341)	127,757	28,056	20,416,682
Deutsche Global Real Estate Securities Fund	2,972,636	269,000	383,000	2,126	—	—	3,202,325
Deutsche Real Estate Securities Fund	—	3,446,176	—	—	8,572	7,604	3,467,916
Deutsche Real Estate Securities Income Fund	—	311,000	—	—	1,738	1,335	313,011
PowerShares DB US Dollar Index Bullish ETF	1,951,369	83,446	2,021,238	(63,911)	—	—	—
Central Cash Management Fund	978,747	18,023,591	15,393,987	—	501	—	3,608,351
Total	82,031,189	34,946,236	26,077,225	(1,153,444)	846,777	36,995	94,943,107

F. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying Funds in which the Fund invests. These expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, the Fund limited the ongoing expenses the Fund bears directly; had it not done so, expenses would have been higher. The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,059.60	$1,058.40
Expenses Paid per $1,000*	$1.63	$2.91
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,023.21	$1,021.97
Expenses Paid per $1,000*	$1.61	$2.86

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B
Deutsche Variable Series II — Deutsche Alternative Asset Allocation VIP	.32%	.57%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Alternative Asset Allocation VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and RREEF America L.L.C. ("RREEF"), an affiliate of DIMA, in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and RREEF's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one- and three-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were equal to the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the DWS Funds along with the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Fund, but did receive such information with respect to the funds in which the Fund invests. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board noted that while the Fund's current investment management fee schedule does not include breakpoints, the Board intends to consider implementation of one or more breakpoints once the Fund reaches an efficient operating size. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2AAA-3 (R-028379-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Global Equity VIP
(formerly DWS Global Equity VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Management Team
6 Investment Portfolio
9 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
11 Financial Highlights
12 Notes to Financial Statements
17 Information About Your Fund's Expenses
18 Proxy Voting
19 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 is 1.08% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Growth of an Assumed $10,000 Investment in Deutsche Global Equity VIP

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Global Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,421	$12,136	$12,226	$17,409	$18,321
	Average annual total return	4.21%	21.36%	6.93%	11.73%	6.24%
MSCI All Country World Index	Growth of $10,000	$10,618	$12,295	$13,402	$19,493	$20,541
	Average annual total return	6.18%	22.95%	10.25%	14.28%	7.46%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Common Stocks	97%	96%
Cash Equivalents	2%	3%
Participatory Notes	1%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks and Participatory Notes)	6/30/14	12/31/13

Industrials	19%	9%
Health Care	16%	13%
Financials	14%	12%
Information Technology	12%	9%
Consumer Staples	11%	10%
Energy	10%	7%
Consumer Discretionary	9%	9%
Materials	9%	9%
Telecommunication Services	—	13%
Utilities	—	9%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/14	12/31/13

United States	52%	46%
Continental Europe	25%	32%
United Kingdom	11%	6%
Canada	6%	6%
Asia (excluding Japan)	4%	5%
Latin America	1%	1%
Other	1%	4%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Nils E. Ernst, PhD
Martin Berberich, CFA
Sebastian P. Werner, PhD
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 94.9%
Belgium 2.3%
Anheuser-Busch InBev NV (Cost $1,166,385)	15,000	1,723,264
Brazil 0.8%
CCR SA (Cost $532,266)	72,000	586,558
Canada 5.7%
Agnico Eagle Mines Ltd.	11,000	421,300
Brookfield Asset Management, Inc. "A"	35,000	1,541,962
Canadian Oil Sands Ltd.	35,000	793,121
Canadian Pacific Railway Ltd.	8,000	1,449,304
(Cost $3,290,049)		4,205,687
Denmark 0.2%
DS Norden AS (Cost $154,594)	3,910	131,199
Finland 0.7%
Nokia Oyj (a) (Cost $534,657)	70,000	530,056
France 1.3%
Pernod Ricard SA (a) (Cost $882,001)	8,000	960,701
Germany 2.8%
BASF SE	7,000	815,021
Fresenius Medical Care AG & Co. KGaA	19,000	1,277,160
(Cost $1,814,353)		2,092,181
Indonesia 0.8%
PT Indofood CBP Sukses Makmur Tbk (Cost $786,372)	700,000	590,468
Ireland 2.9%
Accenture PLC "A" (b)	10,000	808,400
Alkermes PLC* (c)	4,500	226,485
Shire PLC	14,000	1,094,954
(Cost $1,285,819)		2,129,839
Italy 2.7%
Sorin SpA*	165,000	484,404
Unipol Gruppo Finanziario SpA	200,000	1,130,494
World Duty Free SpA*	28,400	346,104
(Cost $1,494,315)		1,961,002
Luxembourg 1.3%
Eurofins Scientific (a) (Cost $712,011)	3,000	922,635
Malaysia 0.6%
IHH Healthcare Bhd. (Cost $390,629)	300,000	409,218
Mexico 0.5%
Alsea SAB de CV* (Cost $335,642)	96,000	345,196
Netherlands 1.1%
Yandex NV "A"* (c) (Cost $690,140)	22,000	784,080
Norway 2.3%
DNO ASA*	207,000	796,095
Norsk Hydro ASA	168,000	899,181
(Cost $1,168,397)		1,695,276
	Shares	Value ($)

Philippines 2.4%
Metropolitan Bank & Trust Co.	520,000	1,041,191
Puregold Price Club, Inc.	730,000	725,819
(Cost $1,754,673)		1,767,010
Spain 1.1%
Atresmedia Corp. de Medios de Comunicaion SA (Cost $885,741)	56,000	802,081
Sweden 4.6%
Assa Abloy AB "B"	7,500	381,648
Atlas Copco AB "A"	38,000	1,098,218
Svenska Cellulosa AB "B"	34,000	885,932
Swedish Match AB	30,000	1,041,675
(Cost $3,175,780)		3,407,473
Switzerland 2.0%
Nestle SA (Registered)	12,515	969,531
Novartis AG (Registered)	5,500	498,027
(Cost $649,478)		1,467,558
Thailand 0.2%
Siam Cement PCL (NVDR) (Cost $109,174)	8,700	121,165
United Kingdom 8.8%
Aberdeen Asset Management PLC	100,000	776,804
Anglo American PLC	50,000	1,223,651
Aon PLC (b)	7,000	630,630
Aveva Group PLC	22,000	767,323
British American Tobacco PLC	14,500	863,076
Halma PLC	40,000	403,548
IMI PLC	15,000	381,728
Intertek Group PLC	17,000	799,789
Rolls-Royce Holdings PLC*	13,000	237,833
Spirax-Sarco Engineering PLC	8,000	374,181
(Cost $6,389,788)		6,458,563
United States 49.8%
Allergan, Inc.	4,500	761,490
Alliance Data Systems Corp.* (a)	5,500	1,546,875
Amgen, Inc.	9,000	1,065,330
Amphenol Corp. "A"	17,000	1,637,780
Bristol-Myers Squibb Co.	14,000	679,140
CBRE Group, Inc. "A"*	30,000	961,200
Cerner Corp.*	17,000	876,860
Colfax Corp.*	18,000	1,341,720
Cynosure, Inc. "A"*	17,000	361,250
Danaher Corp.	13,000	1,023,490
DIRECTV*	12,200	1,037,122
Discovery Communications, Inc. "A"*	11,000	817,080
Eaton Corp. PLC	13,000	1,003,340
Ecolab, Inc.	9,000	1,002,060
Express Scripts Holding Co.*	16,000	1,109,280
Exxon Mobil Corp.	11,000	1,107,480
Fastenal Co. (a)	16,000	791,840
Google, Inc. "C"*	1,000	575,280
JPMorgan Chase & Co.	22,000	1,267,640
Kansas City Southern	3,500	376,285
L Brands, Inc.	13,000	762,580
Las Vegas Sands Corp.	15,000	1,143,300
MasTec, Inc.* (a)	16,000	493,120
	Shares	Value ($)

MasterCard, Inc. "A"	21,000	1,542,870
McDonald's Corp.	9,000	906,660
Mead Johnson Nutrition Co.	9,000	838,530
Monster Beverage Corp.*	12,000	852,360
National Oilwell Varco, Inc.	9,000	741,150
Noble Energy, Inc.	20,000	1,549,200
Pall Corp.	14,000	1,195,460
Praxair, Inc.	12,000	1,594,080
ResMed, Inc. (a)	14,000	708,820
Schlumberger Ltd.	8,500	1,002,575
The Travelers Companies, Inc.	12,000	1,128,840
United Technologies Corp.	9,000	1,039,050
W.R. Grace & Co.*	4,000	378,120
Yelp, Inc.*	6,000	460,080
Zoetis, Inc.	25,000	806,750
(Cost $31,903,672)		36,486,087
Total Common Stocks (Cost $60,105,936)		69,577,297

	Shares	Value ($)

Participatory Note 0.6%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International) Expiration Date 8/21/2015 (Cost $405,600)	3,000,000	461,184

Securities Lending Collateral 7.6%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $5,570,286)	5,570,286	5,570,286

Cash Equivalents 1.8%
Central Cash Management Fund, 0.06% (d) (Cost $1,293,263)	1,293,263	1,293,263

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $$67,375,085)†	104.9	76,902,030
Other Assets and Liabilities, Net	(4.9)	(3,605,994)
Net Assets	100.0	73,296,036

* Non-income producing security.

† The cost for federal income tax purposes was $67,375,119. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $9,526,911. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,315,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $788,196.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $5,361,623, which is 7.3% of net assets.

(b) Listed on the New York Stock Exchange.

(c) Listed on the NASDAQ Stock Market, Inc.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (f)
Belgium	$—	$1,723,264	$—	$1,723,264
Brazil	586,558	—	—	586,558
Canada	4,205,687	—	—	4,205,687
Denmark	—	131,199	—	131,199
Finland	—	530,056	—	530,056
France	—	960,701	—	960,701
Germany	—	2,092,181	—	2,092,181
Indonesia	—	590,468	—	590,468
Ireland	1,034,885	1,094,954	—	2,129,839
Italy	—	1,961,002	—	1,961,002
Luxembourg	—	922,635	—	922,635
Malaysia	—	409,218	—	409,218
Mexico	345,196	—	—	345,196
Netherlands	784,080	—	—	784,080
Norway	—	1,695,276	—	1,695,276
Philippines	—	1,767,010	—	1,767,010
Spain	—	802,081	—	802,081
Sweden	—	3,407,473	—	3,407,473
Switzerland	—	1,467,558	—	1,467,558
Thailand	—	121,165	—	121,165
United Kingdom	630,630	5,827,933	—	6,458,563
United States	36,486,087	—	—	36,486,087
Participatory Notes (f)	—	461,184	—	461,184
Short-Term Investments (f)	6,863,549	—	—	6,863,549
Total	$50,936,672	$25,965,358	$—	$76,902,030

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $60,511,536) — including $5,361,623 of securities loaned	$70,038,481
Investment in Daily Assets Fund Institutional (cost $5,570,286)*	5,570,286
Investment in Central Cash Management Fund (cost $1,293,263)	1,293,263
Total investments in securities, at value (cost $67,375,085)	76,902,030
Foreign currency, at value (cost $564,942)	569,231
Receivable for investments sold	1,678,411
Receivable for Fund shares sold	524
Dividends receivable	94,173
Interest receivable	7,512
Foreign taxes recoverable	74,399
Other assets	465
Total assets	79,326,745
Liabilities
Payable upon return of securities loaned	5,570,286
Payable for investments purchased	292,172
Payable for Fund shares redeemed	27,434
Accrued management fee	46,358
Accrued Trustees' fees	192
Other accrued expenses and payables	94,267
Total liabilities	6,030,709
Net assets, at value	$73,296,036
Net Assets Consist of
Undistributed net investment income	349,476
Net unrealized appreciation (depreciation) on: Investments	9,526,945
Foreign currency	7,421
Accumulated net realized gain (loss)	(45,382,583)
Paid-in capital	108,794,777
Net assets, at value	$73,296,036
Class A Net Asset Value, offering and redemption price per share ($73,296,036 ÷ 7,722,167 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.49

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $66,477)	$721,265
Income distributions — Central Cash Management Fund	820
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	24,364
Total income	746,449
Expenses: Management fee	232,387
Administration fee	35,752
Services to shareholders	554
Custodian fee	23,254
Professional fees	36,189
Reports to shareholders	14,972
Trustees' fees and expenses	2,277
Other	13,626
Total expenses before expense reductions	359,011
Expense reductions	(1,266)
Total expenses after expense reductions	357,745
Net investment income	388,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,064,510
Futures	91,460
Foreign currency	(15,631)
2,140,339
Change in net unrealized appreciation (depreciation) on: Investments	414,784
Foreign currency	7,999
422,783
Net gain (loss)	2,563,122
Net increase (decrease) in net assets resulting from operations	$2,951,826

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$388,704	$1,174,893
Operations: Net investment income	$388,704	$1,174,893
Net realized gain (loss)	2,140,339	17,352,793
Change in net unrealized appreciation (depreciation)	422,783	(6,262,438)
Net increase (decrease) in net assets resulting from operations	2,951,826	12,265,248
Distributions to shareholders from: Net investment income: Class A	(1,256,998)	(1,676,904)
Fund share transactions: Class A Proceeds from shares sold	1,087,663	3,395,869
Reinvestment of distributions	1,256,998	1,676,904
Payments for shares redeemed	(3,730,928)	(9,660,444)
Net increase (decrease) in net assets from Class A share transactions	(1,386,267)	(4,587,671)
Increase (decrease) in net assets	308,561	6,000,673
Net assets at beginning of period	72,987,475	66,986,802
Net assets at end of period (including undistributed net investment income of $349,476 and $1,217,770, respectively)	$73,296,036	$72,987,475
Other Information
Class A Shares outstanding at beginning of period	7,869,570	8,411,945
Shares sold	117,523	404,553
Shares issued to shareholders in reinvestment of distributions	138,132	202,770
Shares redeemed	(403,058)	(1,149,698)
Net increase (decrease) in Class A shares	(147,403)	(542,375)
Shares outstanding at end of period	7,722,167	7,869,570

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.27		$7.96		$6.98	$8.08	$7.45	$6.22
Income (loss) from investment operations: Net investment incomea	.05		.14		.18	.19	.14	.12
Net realized and unrealized gain (loss)	.33		1.37		1.01	(1.14)	.66	1.51
Total from investment operations	.38		1.51		1.19	(.95)	.80	1.63
Less distributions from: Net investment income	(.16)		(.20)		(.21)	(.15)	(.17)	(.40)
Net asset value, end of period	$9.49		$9.27		$7.96	$6.98	$8.08	$7.45
Total Return (%)	4.21	b**	19.31	b	17.34	(12.07)	10.93	29.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73		73		67	65	83	86
Ratio of expenses before expense reductions (%)	1.00	*	1.06		1.02	1.03	.99	.94
Ratio of expenses after expense reductions (%)	1.00	*	.99		1.02	1.03	.99	.94
Ratio of net investment income (%)	1.09	*	1.69		2.46	2.44	1.90	1.89
Portfolio turnover rate (%)	39	**	139		18	26	14	139
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reimbursed. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global Equity VIP (formerly DWS Global Equity VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), futures contracts and certain indices and these securities are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Participatory Notes. The Fund invests in Participatory Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to local shares in foreign markets. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign markets that they seek to replicate. Although each participation note is structured with a defined maturity date, early redemption may be possible. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement and potential delays or an inability to redeem before maturity under certain market conditions.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $47,342,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($8,178,000) and December 31, 2017 ($39,164,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2013 through December 31, 2013, the Fund elected to defer qualified late year losses of approximately $36,000 of net long-term realized capital losses and $145,000 of net short-term capital losses and treat them as arising in the fiscal year ending December 31, 2014.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in futures contracts, income received from passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

There are no open futures contracts as of June 30, 2014. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value from $0 to $2,239,000.

The amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$91,460
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments) aggregated $26,830,837 and $29,630,539, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion	.650%
Next $1.75 billion	.635%
Next $1.75 billion	.620%
Over $5 billion	.605%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A shares at 1.00%.

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for Class A amounted to $1,266.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $35,752, of which $5,990 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC aggregated $56, of which $28 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,971, of which $5,256 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $2,121.

E. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 76% and 23%.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses, had it not done so, expenses would have ben higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,042.10
Expenses Paid per $1,000*	$5.06
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,019.84
Expenses Paid per $1,000*	$5.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche Variable Series II — Deutsche Global Equity VIP	1.00%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Global Equity VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 3rd quartile, 2nd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2GE-3 (R-028380-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Global Growth VIP
(formerly DWS Global Growth VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Management Team
6 Investment Portfolio
10 Statement of Assets and Liabilities
10 Statement of Operations
11 Statement of Changes in Net Assets
12 Financial Highlights
14 Notes to Financial Statements
19 Information About Your Fund's Expenses
20 Proxy Voting
21 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 1.45% and 1.81% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment in Deutsche Global Growth VIP

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Global Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,465	$12,210	$12,494	$18,351	$21,549
	Average annual total return	4.65%	22.10%	7.71%	12.91%	7.98%
MSCI World Index	Growth of $10,000	$10,618	$12,405	$13,977	$20,103	$20,134
	Average annual total return	6.18%	24.05%	11.81%	14.99%	7.25%
Deutsche Global Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,455	$12,170	$12,380	$18,039	$20,800
	Average annual total return	4.55%	21.70%	7.38%	12.52%	7.60%
MSCI World Index	Growth of $10,000	$10,618	$12,405	$13,977	$20,103	$20,134
	Average annual total return	6.18%	24.05%	11.81%	14.99%	7.25%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Common Stocks	96%	96%
Cash Equivalents	3%	3%
Participatory Notes	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/14	12/31/13

Industrials	18%	20%
Health Care	14%	14%
Financials	14%	15%
Information Technology	13%	14%
Consumer Discretionary	13%	14%
Consumer Staples	12%	12%
Energy	8%	7%
Materials	8%	4%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/14	12/31/13

United States	48%	45%
Europe	26%	30%
United Kingdom	11%	9%
Asia (excluding Japan)	6%	6%
Canada	5%	6%
Japan	2%	2%
Latin America	1%	1%
Africa	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Joseph Axtell, CFA
Lead Portfolio Manager

Rafaelina M. Lee
Nils E. Ernst, PhD
Martin Berberich, CFA
Sebastien P. Werner, PhD
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 96.3%
Belgium 2.0%
Anheuser-Busch InBev NV (Cost $877,251)	9,200	1,056,935
Bermuda 0.3%
Lazard Ltd. "A" (Cost $59,462)	2,531	130,498
Brazil 0.8%
CCR SA (Cost $379,260)	49,000	399,185
Canada 5.2%
Brookfield Asset Management, Inc. "A"	19,000	837,065
Canadian Oil Sands Ltd.	20,000	453,212
Canadian Pacific Railway Ltd.	4,500	815,233
Goldcorp, Inc.	12,000	334,920
Quebecor, Inc. "B"	5,040	121,956
SunOpta, Inc.*	11,711	164,891
(Cost $2,333,446)		2,727,277
China 0.2%
Minth Group Ltd. (Cost $115,171)	65,770	127,969
Cyprus 0.2%
Prosafe SE (Cost $124,216)	12,961	106,919
Denmark 0.8%
Coloplast AS "B"	3,200	289,389
GN Store Nord AS	4,730	135,519
(Cost $350,367)		424,908
Finland 1.0%
Cramo Oyj	3,851	93,704
Nokia Oyj (a)	55,000	416,473
(Cost $494,770)		510,177
France 1.1%
Pernod Ricard SA (Cost $567,369)	4,600	552,403
Germany 3.4%
BASF SE	4,100	477,370
Bayer AG (Registered)	2,000	282,487
Fresenius Medical Care AG & Co. KGaA	10,000	672,190
Patrizia Immobilien AG	4,667	61,988
United Internet AG (Registered)	4,323	190,459
Vib Vermoegen AG	4,650	88,186
(Cost $1,604,983)		1,772,680
Hong Kong 1.3%
Hong Kong Television Network Ltd.*	94,719	29,820
K Wah International Holdings Ltd.	244,564	170,713
Playmates Toys Ltd.	226,681	86,280
REXLot Holdings Ltd. (a)	1,447,591	169,966
Sun Hung Kai & Co., Ltd.	101,067	80,458
Techtronic Industries Co.	41,213	132,141
(Cost $563,715)		669,378
Indonesia 1.0%
PT Arwana Citramulia Tbk	1,118,618	95,302
PT Indofood CBP Sukses Makmur Tbk	380,000	320,540
	Shares	Value ($)

PT Multipolar Tbk	1,697,639	96,660
(Cost $647,416)		512,502
Ireland 2.7%
Accenture PLC "A" (b)	5,500	444,620
C&C Group PLC	12,120	75,428
Paddy Power PLC	1,574	103,453
Ryanair Holdings PLC (ADR)* (a)	2,796	156,017
Shire PLC	7,700	602,225
(Cost $961,550)		1,381,743
Italy 1.9%
Prysmian SpA	4,738	107,048
Sorin SpA*	100,000	293,578
Unipol Gruppo Finanziario SpA	108,000	610,467
(Cost $782,484)		1,011,093
Japan 1.5%
Ai Holdings Corp.	5,242	95,365
Avex Group Holdings, Inc.	5,967	105,139
Kusuri No Aoki Co., Ltd.	3,880	140,562
MISUMI Group, Inc.	2,238	61,570
Nippon Seiki Co., Ltd.	7,919	152,978
United Arrows Ltd.	2,032	81,938
Universal Entertainment Corp.	4,911	87,114
UT Holdings Co., Ltd.	10,080	62,984
(Cost $776,014)		787,650
Luxembourg 1.0%
Eurofins Scientific (a) (Cost $394,249)	1,700	522,826
Malaysia 0.8%
Hartalega Holdings Bhd.	59,558	115,184
IHH Healthcare Bhd.	150,000	204,609
Tune Ins Holdings Bhd.	110,328	77,996
(Cost $381,743)		397,789
Netherlands 2.7%
Brunel International NV	4,058	118,440
Chicago Bridge & Iron Co. NV (b)	1,016	69,291
Constellium NV "A"* (b)	5,856	187,743
ING Groep NV (CVA)*	36,000	505,765
SBM Offshore NV*	7,196	116,123
Yandex NV "A"* (b)	12,000	427,680
(Cost $1,242,047)		1,425,042
Norway 1.8%
DNO ASA*	105,000	403,817
Norsk Hydro ASA	95,000	508,465
(Cost $621,064)		912,282
Panama 0.2%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $96,167)	4,277	126,899
Philippines 1.6%
Alliance Global Group, Inc.	181,474	120,982
Century Properties Group, Inc.	143,180	4,461
House of Investments, Inc.	6,983	960
Metropolitan Bank & Trust Co.	350,000	700,802
(Cost $880,612)		827,205
	Shares	Value ($)

Singapore 0.4%
Lian Beng Group Ltd.	262,007	146,038
UE E&C Ltd.	66,923	63,869
(Cost $160,580)		209,907
Spain 0.9%
Mediaset Espana Communication SA* (Cost $478,060)	41,000	478,212
Sweden 4.0%
Assa Abloy AB "B"	5,000	254,432
Atlas Copco AB "A"	20,000	578,010
Svenska Cellulosa AB "B"	23,000	599,307
Swedish Match AB	18,500	642,366
(Cost $2,021,471)		2,074,115
Switzerland 2.7%
Dufry AG (Registered)*	679	123,427
Nestle SA (Registered)	9,200	712,720
Novartis AG (Registered)	2,700	244,486
Swatch Group AG (Bearer)	500	301,928
(Cost $1,279,311)		1,382,561
Taiwan 0.1%
Kinpo Electronics, Inc. (Cost $58,427)	145,443	67,953
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $82,517)	47,499	65,493
United Kingdom 9.8%
Aberdeen Asset Management PLC	54,000	419,474
Anglo American PLC	26,500	648,535
Arrow Global Group PLC*	25,631	100,889
Aveva Group PLC	13,000	453,418
Babcock International Group PLC	8,246	163,984
British American Tobacco PLC	8,500	505,941
Clinigen Healthcare Ltd.	7,944	51,357
Crest Nicholson Holdings PLC	19,578	115,528
Domino's Pizza Group PLC	9,411	84,395
Halma PLC	22,000	221,952
Hargreaves Lansdown PLC	5,254	111,317
HellermannTyton Group PLC	16,957	90,369
Howden Joinery Group PLC	15,355	81,358
IG Group Holdings PLC	8,745	87,927
IMI PLC	14,000	356,279
Intertek Group PLC	9,000	423,418
Jardine Lloyd Thompson Group PLC	4,191	74,594
John Wood Group PLC	7,650	105,589
Monitise PLC*	59,456	52,657
Polypipe Group PLC*	21,583	92,343
Reckitt Benckiser Group PLC	5,000	436,407
Rolls-Royce Holdings PLC*	12,000	219,538
Rotork PLC	2,254	102,995
Spirax-Sarco Engineering PLC	2,518	117,773
(Cost $4,946,668)		5,118,037
United States 46.8%
Advance Auto Parts, Inc.	945	127,499
Affiliated Managers Group, Inc.*	573	117,694
Agilent Technologies, Inc.	5,000	287,200
Alliance Data Systems Corp.* (a)	3,200	900,000
Altra Industrial Motion Corp. (a)	2,692	97,962
Amgen, Inc.	5,000	591,850
	Shares	Value ($)

Amphenol Corp. "A" (a)	9,500	915,230
BE Aerospace, Inc.*	1,162	107,473
Biogen Idec, Inc.*	600	189,186
BorgWarner, Inc.	1,707	111,279
Bristol-Myers Squibb Co.	10,000	485,100
Cardtronics, Inc.* (a)	2,673	91,096
CBRE Group, Inc. "A"*	14,000	448,560
Cerner Corp.* (a)	10,000	515,800
Colfax Corp.* (a)	10,700	797,578
Danaher Corp.	6,700	527,491
DIRECTV*	7,500	637,575
Discovery Communications, Inc. "A"*	7,500	557,100
Dresser-Rand Group, Inc.*	1,442	91,899
Dril-Quip, Inc.*	900	98,316
Eaton Corp. PLC (a)	8,500	656,030
Ecolab, Inc.	5,200	578,968
Encore Capital Group, Inc.* (a)	2,592	117,729
Express Scripts Holding Co.* (a)	10,000	693,300
Exxon Mobil Corp.	6,000	604,080
Fox Factory Holding Corp.* (a)	5,575	98,064
Gentherm, Inc.*	1,298	57,696
Google, Inc. "A"*	400	233,868
Google, Inc. "C"*	400	230,112
Hain Celestial Group, Inc.* (a)	929	82,439
HeartWare International, Inc.* (a)	853	75,490
Jack in the Box, Inc.	1,368	81,861
JPMorgan Chase & Co.	13,000	749,060
Kansas City Southern	3,200	344,032
Kindred Healthcare, Inc.	4,237	97,875
L Brands, Inc.	7,500	439,950
Las Vegas Sands Corp.	9,000	685,980
Manitowoc Co., Inc. (a)	3,394	111,527
MasterCard, Inc. "A"	12,500	918,375
McDonald's Corp.	5,000	503,700
Middleby Corp.* (a)	1,473	121,847
Molina Healthcare, Inc.* (a)	2,183	97,427
Monster Beverage Corp.*	8,000	568,240
National Oilwell Varco, Inc. (a)	5,700	469,395
Noble Energy, Inc. (a)	11,500	890,790
NOW, Inc.*	1,670	60,471
Oaktree Capital Group LLC	2,438	121,876
Oasis Petroleum, Inc.* (a)	1,968	109,992
Ocwen Financial Corp.* (a)	2,829	104,956
Oil States International, Inc.*	980	62,808
Pacira Pharmaceuticals, Inc.* (a)	696	63,935
Pall Corp.	8,100	691,659
Polaris Industries, Inc. (a)	816	106,276
Praxair, Inc. (a)	7,000	929,880
Primoris Services Corp.	1,822	52,546
Providence Service Corp.*	753	27,552
PTC, Inc.*	2,057	79,812
ResMed, Inc. (a)	9,000	455,670
Retrophin, Inc.*	4,363	51,222
Roadrunner Transportation Systems, Inc.* (a)	3,718	104,476
Schlumberger Ltd. (a)	5,500	648,725
Sinclair Broadcast Group, Inc. "A" (a)	3,152	109,532
Synta Pharmaceuticals Corp.*	8,416	34,421
Tenneco, Inc.*	1,972	129,560
The Bancorp., Inc.* (a)	3,261	38,839
The Travelers Companies, Inc. (a)	6,800	639,676
Thermon Group Holdings, Inc.*	3,340	87,909
Thoratec Corp.*	3,300	115,038
	Shares	Value ($)

TIBCO Software, Inc.*	3,208	64,705
TiVo, Inc.*	5,065	65,389
TriNet Group, Inc.*	2,617	62,991
Tristate Capital Holdings, Inc.*	6,208	87,719
United Rentals, Inc.*	1,586	166,102
United Technologies Corp.	5,300	611,885
Urban Outfitters, Inc.* (a)	3,108	105,237
VeriFone Systems, Inc.*	3,409	125,281
W.R. Grace & Co.*	2,500	236,325
WABCO Holdings, Inc.*	1,270	135,661
Waddell & Reed Financial, Inc. "A"	2,376	148,714
Western Digital Corp.	2,503	231,027
Yelp, Inc.* (a)	2,700	207,036
Zoe's Kitchen, Inc.*	1,635	56,211
(Cost $20,372,209)		24,334,837
Total Common Stocks (Cost $43,652,599)		50,114,475
	Shares	Value ($)

Participatory Note 0.4%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015 (Cost $195,000)	1,500,000	230,592

Securities Lending Collateral 20.3%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $10,578,615)	10,578,615	10,578,615

Cash Equivalents 3.5%
Central Cash Management Fund, 0.06% (c) (Cost $1,796,885)	1,796,885	1,796,885

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $56,223,099)†	120.5	62,720,567
Other Assets and Liabilities, Net	(20.5)	(10,664,254)
Net Assets	100.0	52,056,313

* Non-income producing security.

† The cost for federal income tax purposes was $56,334,198. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $6,386,369. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,395,225 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,008,856.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $10,243,981, which is 19.7% of net assets.

(b) Listed on the New York Stock Exchange.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen (Certificate of Stock)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Belgium	$—	$1,056,935	$—	$1,056,935
Bermuda	130,498	—	—	130,498
Brazil	399,185	—	—	399,185
Canada	2,727,277	—	—	2,727,277
China	—	127,969	—	127,969
Cyprus	—	106,919	—	106,919
Denmark	—	424,908	—	424,908
Finland	—	510,177	—	510,177
France	—	552,403	—	552,403
Germany	—	1,772,680	—	1,772,680
Hong Kong	—	669,378	—	669,378
Indonesia	—	512,502	—	512,502
Ireland	600,637	781,106	—	1,381,743
Italy	—	1,011,093	—	1,011,093
Japan	—	787,650	—	787,650
Luxembourg	—	522,826	—	522,826
Malaysia	—	397,789	—	397,789
Netherlands	684,714	740,328	—	1,425,042
Norway	—	912,282	—	912,282
Panama	126,899	—	—	126,899
Philippines	—	827,205	—	827,205
Singapore	—	209,907	—	209,907
Spain	—	478,212	—	478,212
Sweden	—	2,074,115	—	2,074,115
Switzerland	—	1,382,561	—	1,382,561
Taiwan	—	67,953	—	67,953
Thailand	—	65,493	—	65,493
United Kingdom	—	5,118,037	—	5,118,037
United States	24,334,837	—	—	24,334,837
Participatory Notes (e)	—	230,592	—	230,592
Short-Term Investments (e)	12,375,500	—	—	12,375,500
Total	$41,379,547	$21,341,020	$—	$62,720,567

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $43,847,599) — including $10,243,981 of securities loaned	$50,345,067
Investment in Daily Assets Fund Institutional (cost $10,578,615)*	10,578,615
Investment in Central Cash Management Fund (cost $1,796,885)	1,796,885
Total investments in securities, at value (cost $56,223,099)	62,720,567
Cash	52,217
Foreign currency, at value (cost $340,311)	338,840
Receivable for investments sold	724,431
Receivable for Fund shares sold	8,620
Dividends receivable	51,219
Interest receivable	4,229
Foreign taxes recoverable	36,396
Other assets	766
Total assets	63,937,285
Liabilities
Payable upon return of securities loaned	10,578,615
Payable for investments purchased	1,051,815
Payable for Fund shares redeemed	166,810
Accrued management fees	13,390
Other accrued expenses and payables	70,342
Total liabilities	11,880,972
Net assets, at value	52,056,313
Net Assets Consist of
Undistributed net investment income	266,782
Net unrealized appreciation (depreciation) on: Investments	6,497,468
Foreign currency	(716)
Accumulated net realized gain (loss)	(42,549,845)
Paid-in capital	87,842,624
Net assets, at value	52,056,313
Class A Net Asset Value, offering and redemption price per share ($51,942,977 ÷ 4,505,150 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$11.53
Class B Net Asset Value, offering and redemption price per share ($113,336 ÷ 9,801 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$11.56

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $46,535)	$510,230
Income distributions — Central Cash Management Fund	427
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	15,077
Total income	525,734
Expenses: Management fee	239,018
Administration fee	26,122
Services to shareholders	735
Record keeping fees (Class B)	817
Distribution service fee (Class B)	2,110
Custodian fee	35,776
Professional fees	37,702
Reports to shareholders	14,521
Trustees' fees and expenses	2,087
Other	15,896
Total expenses before expense reductions	374,784
Expense reductions	(162,853)
Total expenses after expense reductions	211,931
Net investment income (loss)	313,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,723,280
Foreign currency	(3,636)
1,719,644
Change in net unrealized appreciation (depreciation) on: Investments	284,834
Foreign currency	1,945
286,779
Net gain (loss)	2,006,423
Net increase (decrease) in net assets resulting from operations	$2,320,226

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Years Ended December 31, 2013
Operations: Net investment income (loss)	$313,803	$518,403
Operations: Net investment income (loss)	$313,803	$518,403
Net realized gain (loss)	1,719,644	9,003,948
Change in net unrealized appreciation (depreciation)	286,779	1,089,980
Net increase (decrease) in net assets resulting from operations	2,320,226	10,612,331
Distributions to shareholders from: Net investment income: Class A	(509,707)	(689,482)
Class B	(15,999)	(27,740)
Total distributions	(525,706)	(717,222)
Fund share transactions: Class A Proceeds from shares sold	2,061,203	4,242,450
Reinvestment of distributions	509,707	689,482
Payments for shares redeemed	(3,649,897)	(16,663,817)
Net increase (decrease) in net assets from Class A share transactions	(1,078,987)	(11,731,885)
Class B Proceeds from shares sold	26,121	147,425
Reinvestment of distributions	15,999	27,740
Payments for shares redeemed	(2,655,611)	(823,023)
Net increase (decrease) in net assets from Class B share transactions	(2,613,491)	(647,858)
Increase (decrease) in net assets	(1,897,958)	(2,484,634)
Net assets at beginning of period	53,954,271	56,438,905
Net assets at end of period (including undistributed net investment income of $266,782 and $478,685, respectively)	$52,056,313	$53,954,271
Other Information
Class A Shares outstanding at beginning of period	4,601,327	5,793,732
Shares sold	184,507	422,826
Shares issued to shareholders in reinvestment of distributions	46,464	71,746
Shares redeemed	(327,148)	(1,686,977)
Net increase (decrease) in Class A shares	(96,177)	(1,192,405)
Shares outstanding at end of period	4,505,150	4,601,327
Class B Shares outstanding at beginning of period	246,555	311,300
Shares sold	2,394	14,554
Shares issued to shareholders in reinvestment of distributions	1,453	2,878
Shares redeemed	(240,601)	(82,177)
Net increase (decrease) in Class B shares	(236,754)	(64,745)
Shares outstanding at end of period	9,801	246,555

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.13		$9.24	$7.90	$9.28	$8.24	$5.84
Income (loss) from investment operations: Net investment incomea	.07		.10	.12	.11	.06	.08
Net realized and unrealized gain (loss)	.44		1.92	1.34	(1.43)	1.06	2.42
Total from investment operations	.51		2.02	1.46	(1.32)	1.12	2.50
Less distributions from: Net investment income	(.11)		(.13)	(.12)	(.06)	(.08)	(.10)
Total distributions	(.11)		(.13)	(.12)	(.06)	(.08)	(.10)
Net asset value, end of period	$11.53		$11.13	$9.24	$7.90	$9.28	$8.24
Total Return (%)b	4.65	**	22.08	18.60	(14.39)	13.65	43.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		51	54	49	68	66
Ratio of expenses before expense reductions (%)	1.42	*	1.45	1.42	1.37	1.41	1.38
Ratio of expenses after expense reductions (%)	.80	*	.88	.99	1.03	1.05	1.04
Ratio of net investment income (%)	1.24	*	1.00	1.40	1.24	.77	1.23
Portfolio turnover rate (%)	31	**	171	107	127	165	190
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.14		$9.25	$7.91	$9.29	$8.25	$5.85
Income (loss) from investment operations: Net investment incomea	.01		.07	.09	.08	.04	.06
Net realized and unrealized gain (loss)	.48		1.92	1.34	(1.44)	1.05	2.42
Total from investment operations	.49		1.99	1.43	(1.36)	1.09	2.48
Less distributions from: Net investment income	(.07)		(.10)	(.09)	(.02)	(.05)	(.08)
Total distributions	(.07)		(.10)	(.09)	(.02)	(.05)	(.08)
Net asset value, end of period	$11.56		$11.14	$9.25	$7.91	$9.29	$8.25
Total Return (%)b	4.55	**	21.62	18.16	(14.67)	13.24	43.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1		3	3	3	5	5
Ratio of expenses before expense reductions (%)	1.77	*	1.81	1.76	1.72	1.76	1.73
Ratio of expenses after expense reductions (%)	1.15	*	1.23	1.34	1.38	1.40	1.39
Ratio of net investment income (%)	.16	*	.66	1.04	.88	.42	.88
Portfolio turnover rate (%)	31	**	171	107	127	165	190
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global Growth VIP (formerly DWS Global Growth VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets for Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Participatory Notes. The Fund invests in Participatory Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to local shares in foreign markets. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign markets that they seek to replicate. Although each participation note is structured with a defined maturity date, early redemption may be possible. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement and potential delays or an inability to redeem before maturity under certain market conditions.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $44,211,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($26,421,000) and December 31, 2017 ($17,790,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, income received from Passive Foreign Investment Companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments) aggregated $15,780,080 and $19,619,448, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.915%
Next $500 million	.865%
Next $750 million	.815%
Next $1.5 billion	.765%
Over $3 billion	.715%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.915% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.80%
Class B	1.15%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$157,586
Class B	5,267
$162,853

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $26,122, of which $4,256 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$149	$73
Class B	43	27
	$192	$100

Distribution Service Agreement. Under the Fund's Class B 12b-1 plan, DeAWM Distributors, Inc. ("DDI") received a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2014, the Distribution Service Fee aggregated $2,110, of which $23 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,718, of which $1,442 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

E. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 72% and 23%. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 53% and 39%.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,046.50	$1,045.50
Expenses Paid per $1,000*	$4.06	$5.83
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,020.83	$1,019.09
Expenses Paid per $1,000*	$4.01	$5.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series II — Deutsche Global Growth VIP	.80%	1.15%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Global Growth VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2012. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized that DIMA has made changes to its investment personnel and processes in recent years in an effort to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2GG-3 (R-028383-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Global Income Builder VIP
(formerly DWS Global Income Builder VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Management Team
6 Investment Portfolio
27 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
31 Notes to Financial Statements
39 Information About Your Fund's Expenses
40 Proxy Voting
41 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, Fund management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 is 0.60% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Growth of an Assumed $10,000 Investment in Deutsche Global Income Builder VIP

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.
The S&P® Target Risk Moderate Index is designed to measure the performance of S&P's proprietary moderate target risk allocation model. The S&P® Target Risk Moderate Index seeks to provide significant exposure to fixed income, while also allocating a smaller portion of exposure to equities in order to seek current income, some capital preservation, and an opportunity for moderate to low capital appreciation.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Global Income Builder VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,539	$11,724	$13,210	$17,532	$17,201
	Average annual total return	5.39%	17.24%	9.73%	11.88%	5.57%
Russell 1000® Index	Growth of $10,000	$10,727	$12,535	$15,863	$24,117	$21,967
	Average annual total return	7.27%	25.35%	16.63%	19.25%	8.19%
Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,393	$10,437	$11,140	$12,674	$16,187
	Average annual total return	3.93%	4.37%	3.66%	4.85%	4.93%
S&P® Target Risk Moderate Index	Growth of $10,000	$10,442	$11,254	$12,367	$15,443	$17,301
	Average annual total return	4.42%	12.54%	7.34%	9.08%	5.64%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Equity	55%	63%
Common Stocks	55%	63%

Fixed Income	37%	33%
Corporate Bonds	27%	23%
Government & Agency Obligations	7%	5%
Collateralized Mortgage Obligations	1%	2%
Asset-Backed	1%	0%
Commercial Mortgage-Backed Securities	1%	1%
Municipal Bonds and Notes	0%	1%
Mortgage-Backed Securities Pass-Throughs	0%	1%
Loan Participations and Assignments	—	0%

Cash Equivalents	8%	4%
	100%	100%

Sector Diversification (As a % of Equities, Corporate Bonds, Preferred Securities, Convertible Bonds and Other Investments)	6/30/14	12/31/13

Financials	21%	22%
Consumer Discretionary	12%	13%
Energy	12%	9%
Information Technology	10%	12%
Industrials	10%	11%
Telecommunication Services	10%	9%
Consumer Staples	7%	7%
Health Care	7%	6%
Materials	6%	5%
Utilities	5%	6%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Di Kumble, CFA
William Chepolis, CFA
Philip G. Condon
Gary Russell, CFA
John D. Ryan Darwei Kung
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)

	Shares	Value ($)

Common Stocks 54.8%
Consumer Discretionary 5.4%
Auto Components 0.4%
Aisin Seiki Co., Ltd.	2,664	105,976
Bridgestone Corp.	3,605	126,151
Cie Generale des Etablissements Michelin	243	29,035
Delphi Automotive PLC	1,254	86,200
Denso Corp.	79	3,770
Johnson Controls, Inc.	1,959	97,813
Magna International, Inc.	1,176	126,588
Sumitomo Rubber Industries Ltd.	12,693	183,181
Toyota Industries Corp.	79	4,078
TRW Automotive Holdings Corp.*	236	21,127
Yokohama Rubber Co., Ltd.	23,087	199,637
		983,556
Automobiles 1.3%
Bayerische Motoren Werke (BMW) AG	1,177	149,273
Daimler AG (Registered)	1,727	161,751
Fiat SpA*	11,828	116,774
Ford Motor Co.	13,868	239,084
Fuji Heavy Industries Ltd.	4,153	114,991
General Motors Co.	16,140	585,882
Honda Motor Co., Ltd. (a)	5,250	183,300
Isuzu Motors Ltd.	7,052	46,640
Mitsubishi Motors Corp.	21,938	242,107
Nissan Motor Co., Ltd.	40,585	384,998
Renault SA	4,500	406,867
Toyota Motor Corp.	6,190	371,748
Volkswagen AG	1,470	380,030
		3,383,445
Diversified Consumer Services 0.0%
H&R Block, Inc.	3,134	105,052
Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	4,858	182,904
Chipotle Mexican Grill, Inc.*	79	46,808
Compass Group PLC	9,203	160,178
Crown Resorts Ltd.	4,907	69,961
Dawn Holdings, Inc.* (b)	1	1,940
Galaxy Entertainment Group Ltd.	10,969	87,464
McDonald's Corp.	3,056	307,861
Royal Caribbean Cruises Ltd.	2,899	161,184
Sands China Ltd.	26,326	199,558
SJM Holdings Ltd.	26,583	66,471
Starbucks Corp.	2,821	218,289
Tatts Group Ltd.	27,230	83,962
Trump Entertainment Resorts, Inc.*	2	0
TUI Travel PLC	10,382	70,716
Whitbread PLC	134	10,111
Yum! Brands, Inc.	1,959	159,071
		1,826,478
Household Durables 0.3%
Leggett & Platt, Inc. (a)	3,448	118,197
Mohawk Industries, Inc.*	784	108,459
Newell Rubbermaid, Inc.	2,351	72,858
PulteGroup, Inc.	2,351	47,396
Sekisui Chemical Co., Ltd.	5,485	63,510
	Shares	Value ($)

Sekisui House Ltd.	13,454	184,469
Whirlpool Corp.	1,646	229,156
		824,045
Leisure Products 0.1%
Bandai Namco Holdings, Inc.	2,508	58,723
Hasbro, Inc. (a)	2,821	149,654
Mattel, Inc.	784	30,553
		238,930
Media 1.6%
British Sky Broadcasting Group PLC	10,533	162,957
CBS Corp. "B" (a)	1,176	73,077
Comcast Corp. Special "A"	7,914	422,054
Comcast Corp. "A"	6,974	374,364
DIRECTV*	4,545	386,370
Discovery Communications, Inc. "A"*	314	23,324
Discovery Communications, Inc. "C"*	1,019	73,969
Liberty Global PLC "A"*	2,978	131,687
Liberty Global PLC "C"*	3,420	144,700
Liberty Media Corp. "A"*	1,411	192,856
News Corp. "A"*	5,485	98,401
Omnicom Group, Inc.	627	44,655
Reed Elsevier PLC	4,714	75,835
Scripps Networks Interactive, Inc. "A"	2,273	184,431
SES SA	5	190
Shaw Communications, Inc. "B"	7,444	190,870
Thomson Reuters Corp.	4,231	154,046
Time Warner Cable, Inc.	1,254	184,714
Time Warner, Inc.	6,347	445,877
Time, Inc.*	793	19,206
Twenty-First Century Fox, Inc. "A"	3,056	107,418
Twenty-First Century Fox, Inc. "B"	4,701	160,915
Viacom, Inc. "B"	1,881	163,139
Walt Disney Co.	3,683	315,780
WPP PLC	4,538	98,943
		4,229,778
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"	157	15,062
Dollar General Corp.*	1,959	112,368
Kohl's Corp.	3,291	173,370
Macy's, Inc.	2,194	127,296
Nordstrom, Inc.	1,097	74,519
Target Corp. (a)	3,683	213,430
		716,045
Specialty Retail 0.3%
AutoZone, Inc.*	314	168,379
Bed Bath & Beyond, Inc.*	941	53,995
GameStop Corp. "A" (a)	392	15,864
Home Depot, Inc.	2,038	164,997
Lowe's Companies, Inc.	1,332	63,923
O'Reilly Automotive, Inc.*	314	47,288
PetSmart, Inc. (a)	1,097	65,601
Staples, Inc.	8,500	92,140
The Gap, Inc.	862	35,833
TJX Companies, Inc.	1,567	83,286
		791,306
	Shares	Value ($)

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	933	185,629
Cie Financiere Richemont SA (Registered)	1,534	160,959
Michael Kors Holdings Ltd.*	706	62,587
NIKE, Inc. "B"	2,664	206,593
Swatch Group AG (Bearer)	205	123,791
Swatch Group AG (Registered)	1,724	191,491
VF Corp.	2,642	166,446
Yue Yuen Industrial (Holdings) Ltd.	18,804	63,688
		1,161,184
Consumer Staples 4.7%
Beverages 0.6%
Anheuser-Busch InBev NV	450	51,698
Carlsberg AS "B"	1,729	186,242
Coca-Cola Co.	6,268	265,512
Diageo PLC	2,821	90,088
Dr. Pepper Snapple Group, Inc.	2,586	151,488
Heineken Holding NV	1,747	114,860
Heineken NV	355	25,486
Molson Coors Brewing Co. "B"	2,899	214,990
PepsiCo, Inc.	3,567	318,676
SABMiller PLC	1,353	78,450
		1,497,490
Food & Staples Retailing 1.7%
Aeon Co., Ltd.	12,615	155,158
Alimentation Couche-Tard, Inc. "B"	7,052	193,177
Casino Guichard-Perrachon SA	524	69,477
Costco Wholesale Corp.	1,332	153,393
CVS Caremark Corp.	5,642	425,238
Empire Co., Ltd. "A"	3,134	213,114
George Weston Ltd.	3,448	254,339
J Sainsbury PLC	65,372	352,974
Jeronimo Martins, SGPS, SA	3,507	57,698
Koninklijke Ahold NV	4,417	82,921
Kroger Co.	5,877	290,500
Lawson, Inc.	862	64,668
Loblaw Companies Ltd.	1,756	78,366
Metro, Inc.	1,332	82,350
Safeway, Inc.	2,899	99,552
Seven & I Holdings Co., Ltd.	1,567	66,018
Sysco Corp. (a)	3,761	140,849
Tesco PLC	70,901	344,848
Wal-Mart Stores, Inc.	6,112	458,828
Walgreen Co.	4,545	336,921
Wesfarmers Ltd.	5,098	201,131
WM Morrison Supermarkets PLC	77,061	241,872
Woolworths Ltd.	4,247	141,046
		4,504,438
Food Products 1.2%
Archer-Daniels-Midland Co.	5,328	235,018
Aryzta AG*	1,318	124,845
Bunge Ltd.	3,996	302,258
ConAgra Foods, Inc.	4,466	132,551
General Mills, Inc.	4,780	251,141
Hormel Foods Corp.	2,038	100,575
Kellogg Co.	2,899	190,464
Kerry Group PLC "A"	2,837	213,076
Kraft Foods Group, Inc.	2,116	126,854
Lindt & Spruengli AG	23	117,075
McCormick & Co., Inc.	941	67,366
Mondelez International, Inc. "A"	7,679	288,807
	Shares	Value ($)

Nestle SA (Registered)	4,850	375,728
Tate & Lyle PLC	6,434	75,371
The Hershey Co.	706	68,743
The JM Smucker Co.	1,567	166,995
Tyson Foods, Inc. "A"	7,052	264,732
Wilmar International Ltd.	61,112	156,346
		3,257,945
Household Products 0.5%
Church & Dwight Co., Inc.	1,803	126,120
Clorox Co.	784	71,658
Colgate-Palmolive Co.	2,429	165,609
Energizer Holdings, Inc.	1,411	172,184
Kimberly-Clark Corp.	2,038	226,666
Procter & Gamble Co.	4,566	358,842
Reckitt Benckiser Group PLC	1,733	151,259
		1,272,338
Tobacco 0.7%
Altria Group, Inc.	8,110	340,133
British American Tobacco PLC	4,589	273,149
Imperial Tobacco Group PLC	7,662	344,865
Japan Tobacco, Inc.	5,877	214,242
Lorillard, Inc.	3,134	191,080
Philip Morris International, Inc.	3,918	330,326
Reynolds American, Inc.	4,623	278,998
		1,972,793
Energy 5.0%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	1,254	93,360
Ensco PLC "A"	8,070	448,450
Halliburton Co.	1,254	89,047
National Oilwell Varco, Inc.	1,254	103,267
Noble Corp. PLC	10,969	368,120
Schlumberger Ltd.	2,273	268,100
		1,370,344
Oil, Gas & Consumable Fuels 4.5%
Apache Corp.	1,567	157,672
BG Group PLC	6,894	145,710
BP PLC	76,166	671,175
Cabot Oil & Gas Corp.	3,996	136,423
Canadian Natural Resources Ltd.	1,646	75,632
Chesapeake Energy Corp. (a)	11,155	346,697
Chevron Corp.	4,780	624,029
ConocoPhillips	6,336	543,185
Devon Energy Corp.	2,038	161,817
Enbridge, Inc.	392	18,600
Eni SpA	9,313	254,791
EQT Corp.	1,332	142,391
Exxon Mobil Corp.	4,701	473,297
Hess Corp.	3,134	309,921
HollyFrontier Corp. (a)	5,789	252,921
Husky Energy, Inc.	6,056	195,576
Idemitsu Kosan Co., Ltd.	12,627	274,340
Imperial Oil Ltd.	6,974	367,507
JX Holdings, Inc.	90,885	486,251
Kinder Morgan, Inc.	7,835	284,097
Marathon Oil Corp.	6,503	259,600
Marathon Petroleum Corp.	3,621	282,692
Murphy Oil Corp.	2,806	186,543
Neste Oil Oyj (a)	9,505	185,467
Occidental Petroleum Corp.	3,369	345,761
OMV AG	9,145	413,234
Origin Energy Ltd.	152	2,095
	Shares	Value ($)

Pacific Rubiales Energy Corp.	4,623	93,929
Phillips 66	4,075	327,752
Repsol SA	5,901	155,625
Royal Dutch Shell PLC "A"	18,660	772,341
Royal Dutch Shell PLC "B"	14,953	650,640
Showa Shell Sekiyu KK	28,239	320,844
Spectra Energy Corp. (a)	3,448	146,471
Statoil ASA	6,006	184,473
Suncor Energy, Inc.	4,780	203,824
Tesoro Corp.	5,015	294,230
TonenGeneral Sekiyu KK (a)	16,463	156,334
Total SA	7,515	543,122
TransCanada Corp.	2,273	108,490
Valero Energy Corp.	6,863	343,836
Woodside Petroleum Ltd.	2,606	100,922
		12,000,257
Financials 13.6%
Banks 6.3%
Aozora Bank Ltd.	141,174	464,053
Australia & New Zealand Banking Group Ltd.	8,236	258,923
Banco Bilbao Vizcaya Argentaria SA	9,682	123,415
Bank Hapoalim BM	63,913	369,528
Bank Leumi Le-Israel BM*	98,723	385,225
Bank of America Corp.	31,653	486,507
Bank of East Asia Ltd.	21,938	91,003
Bank of Montreal (a)	5,328	392,366
Bank of Nova Scotia (a)	5,646	376,418
Barclays PLC	83,709	304,856
BB&T Corp.	6,190	244,072
Bendigo & Adelaide Bank Ltd.	5,567	64,043
BNP Paribas SA	4,637	314,583
BOC Hong Kong (Holdings) Ltd.	93,627	271,202
Canadian Imperial Bank of Commerce (a)	4,075	370,819
CIT Group, Inc.	6,582	301,192
Citigroup, Inc.	11,048	520,361
Comerica, Inc.	1,097	55,025
Commonwealth Bank of Australia	2,037	155,353
Credit Agricole SA	14,547	205,168
Danske Bank AS	11,160	315,440
DBS Group Holdings Ltd.	20,371	273,650
Fifth Third Bancorp.	14,103	301,099
First Republic Bank	1,332	73,247
Fukuoka Financial Group, Inc.	21,710	104,794
Hang Seng Bank Ltd.	16,924	277,103
HSBC Holdings PLC	66,333	673,074
JPMorgan Chase & Co.	9,167	528,202
KeyCorp	12,301	176,273
Lloyds Banking Group PLC*	166,742	211,881
M&T Bank Corp. (a)	1,959	243,014
Mitsubishi UFJ Financial Group, Inc.	36,354	222,850
Mizrahi Tefahot Bank Ltd.	15,580	201,498
Mizuho Financial Group, Inc.	162,573	333,796
National Australia Bank Ltd.	6,869	212,320
National Bank of Canada (a)	8,305	352,265
Natixis	31,878	204,372
Nordea Bank AB	21,868	308,634
Oversea-Chinese Banking Corp., Ltd.	25,855	198,023
PNC Financial Services Group, Inc.	4,780	425,659
Raiffeisen Bank International AG	2,759	88,082
Regions Financial Corp.	31,810	337,822
	Shares	Value ($)

Resona Holdings, Inc.	47,156	274,636
Royal Bank of Canada	4,858	347,283
Royal Bank of Scotland Group PLC*	10,278	57,765
Skandinaviska Enskilda Banken AB "A"	23,014	307,586
Societe Generale	6,354	332,839
Standard Chartered PLC	11,679	238,650
Sumitomo Mitsui Financial Group, Inc.	5,407	226,517
SunTrust Banks, Inc.	5,877	235,433
Svenska Handelsbanken AB "A"	1,488	72,846
Swedbank AB "A"	13,741	364,422
The Bank of Yokohama Ltd.	27,744	159,664
The Chiba Bank Ltd.	10,186	71,892
The Chugoku Bank Ltd.	7,600	116,883
The Gunma Bank Ltd.	14,167	83,767
The Hachijuni Bank Ltd.	18,804	116,382
The Iyo Bank Ltd.	6,738	68,108
The Toronto-Dominion Bank (a)	8,229	423,616
U.S. Bancorp.	8,070	349,592
United Overseas Bank Ltd.	9,402	169,808
Wells Fargo & Co.	10,969	576,531
Westpac Banking Corp.	6,452	206,123
Yamaguchi Financial Group, Inc.	18,021	189,985
		16,807,538
Capital Markets 0.5%
3i Group PLC	33,208	228,409
Ameriprise Financial, Inc.	627	75,240
Bank of New York Mellon Corp.	3,369	126,270
BlackRock, Inc.	314	100,354
Credit Suisse Group AG (Registered)*	6,854	196,005
Morgan Stanley	8,070	260,903
State Street Corp.	1,724	115,956
The Goldman Sachs Group, Inc.	1,097	183,682
UBS AG (Registered)*	913	16,751
		1,303,570
Consumer Finance 0.2%
American Express Co.	549	52,084
Capital One Financial Corp.	3,526	291,247
Discover Financial Services	1,959	121,419
		464,750
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc. "B"*	3,134	396,639
CME Group, Inc.	2,038	144,596
EXOR SpA	1,762	72,357
ING Groep NV (CVA)*	3,416	47,992
Intercontinental Exchange, Inc.	314	59,315
Investor AB "B"	6,167	231,393
Leucadia National Corp.	627	16,440
The NASDAQ OMX Group, Inc.	1,176	45,417
Voya Financial, Inc.	4,800	174,432
		1,188,581
Insurance 5.0%
ACE Ltd.	3,526	365,646
Aegon NV	25,449	222,117
Aflac, Inc.	4,578	284,980
Alleghany Corp.*	471	206,355
Allianz SE (Registered)	1,307	217,803
Allstate Corp.	6,582	386,495
American International Group, Inc.	7,444	406,294
Aon PLC	471	42,432
	Shares	Value ($)

Arch Capital Group Ltd.*	2,586	148,540
Assurant, Inc.	3,134	205,434
AXA SA	10,958	261,909
Axis Capital Holdings Ltd.	7,914	350,432
Baloise Holding AG (Registered)	3,543	417,505
Chubb Corp.	3,213	296,142
CNP Assurances	6,858	142,362
Delta Lloyd NV	4,442	112,768
Direct Line Insurance Group PLC	87,683	404,864
Everest Re Group Ltd.	3,369	540,691
Friends Life Group Ltd.	61,783	333,384
Great-West Lifeco, Inc.	4,466	126,314
Hannover Rueck SE	3,802	342,612
Hartford Financial Services Group, Inc.	6,626	237,277
Insurance Australia Group Ltd.	2,518	13,866
Intact Financial Corp.	3,134	216,110
Legal & General Group PLC	1,991	7,680
Lincoln National Corp.	4,351	223,815
Loews Corp.	5,877	258,647
Manulife Financial Corp.	4,100	81,497
Mapfre SA	24,168	96,334
Marsh & McLennan Companies, Inc.	1,097	56,847
MetLife, Inc.	6,836	379,808
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	1,302	288,640
Old Mutual PLC	66,684	225,621
PartnerRe Ltd.	3,706	404,732
Power Corp. of Canada	2,429	67,494
Power Financial Corp.	4,075	126,827
Principal Financial Group, Inc.	1,097	55,377
Progressive Corp.	4,936	125,177
Prudential Financial, Inc.	2,351	208,698
RenaissanceRe Holdings Ltd. (a)	3,526	377,282
Sampo Oyj "A"	3,489	176,528
SCOR SE	8,888	305,719
Suncorp Group Ltd.	22,938	292,862
Swiss Life Holding AG (Registered)*	2,090	495,633
Swiss Re AG.*	7,110	632,588
The Travelers Companies, Inc.	3,918	368,566
Torchmark Corp.	1,881	154,092
Unum Group	7,757	269,633
W.R. Berkley Corp.	5,015	232,245
XL Group PLC	11,204	366,707
Zurich Insurance Group AG*	2,086	628,764
		13,190,145
Real Estate Investment Trusts 0.4%
CFS Retail Property Trust (REIT)	49,808	95,812
Crown Castle International Corp. (REIT)	1,091	81,018
Dexus Property Group (REIT)	77,801	81,432
Federation Centres Ltd. (REIT)	44,060	103,450
GPT Group (REIT)	19,958	72,266
H&R Real Estate Investment Trust (REIT) (Units)	14,386	312,244
RioCan Real Estate Investment Trust (REIT)	4,858	124,335
Scentre Group (REIT)*	47,536	143,437
Stockland (REIT)	26,778	97,971
Westfield Corp. (REIT)	3,020	20,361
		1,132,326
	Shares	Value ($)

Real Estate Management & Development 0.5%
Cheung Kong (Holdings) Ltd.	15,670	277,800
First Capital Realty, Inc.	6,425	112,116
Henderson Land Development Co., Ltd.	14,774	86,543
New World Development Co., Ltd.	47,793	54,389
Sun Hung Kai Properties Ltd.	12,536	172,098
Swire Pacific Ltd. "A"	13,320	163,870
Swiss Prime Site AG (Registered)*	3,231	267,793
Wharf Holdings Ltd.	7,835	56,611
Wheelock & Co., Ltd.	14,103	59,320
		1,250,540
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc. (a)	10,499	167,774
Ocwen Financial Corp.*	5,935	220,189
People's United Financial, Inc.	14,025	212,759
		600,722
Health Care 4.2%
Biotechnology 1.0%
Actelion Ltd. (Registered)*	2,771	350,593
Alexion Pharmaceuticals, Inc.*	941	147,031
Amgen, Inc.	3,683	435,957
Biogen Idec, Inc.*	627	197,699
Celgene Corp.*	5,642	484,535
CSL Ltd.	4,391	275,550
Gilead Sciences, Inc.*	7,914	656,150
		2,547,515
Health Care Equipment & Supplies 0.4%
Abbott Laboratories	5,642	230,758
Baxter International, Inc.	2,664	192,607
Becton, Dickinson & Co.	862	101,975
CareFusion Corp.*	2,116	93,845
Covidien PLC	2,273	204,979
Medtronic, Inc.	3,683	234,828
Stryker Corp.	1,190	100,341
Zimmer Holdings, Inc.	549	57,019
		1,216,352
Health Care Providers & Services 1.1%
Aetna, Inc.	3,918	317,672
AmerisourceBergen Corp.	1,411	102,523
Cardinal Health, Inc.	1,959	134,309
CIGNA Corp.	2,508	230,661
Express Scripts Holding Co.*	3,134	217,280
HCA Holdings, Inc.*	3,213	181,149
Humana, Inc.	2,194	280,218
Laboratory Corp. of America Holdings*	862	88,269
McKesson Corp.	1,019	189,748
Omnicare, Inc. (a)	941	62,642
Quest Diagnostics, Inc. (a)	4,231	248,317
UnitedHealth Group, Inc.	4,701	384,307
WellPoint, Inc.	4,153	446,904
		2,883,999
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.	2,038	240,484
Pharmaceuticals 1.6%
AbbVie, Inc.	2,741	154,702
Actavis PLC* (a)	1,019	227,288
AstraZeneca PLC	1,718	127,619
Bristol-Myers Squibb Co.	3,369	163,430
Eli Lilly & Co.	3,213	199,752
	Shares	Value ($)

GlaxoSmithKline PLC	11,399	305,109
Johnson & Johnson	3,605	377,155
Merck & Co., Inc.	5,563	321,819
Mylan, Inc.*	1,176	60,635
Novartis AG (Registered)	5,595	506,629
Novo Nordisk AS ''B"	3,854	177,381
Otsuka Holdings Co., Ltd.	6,895	213,714
Perrigo Co. PLC	392	57,138
Pfizer, Inc.	13,555	402,312
Roche Holding AG (Genusschein)	1,112	331,669
Sanofi	1,531	162,639
Teva Pharmaceutical Industries Ltd.	7,856	415,293
		4,204,284
Industrials 5.9%
Aerospace & Defense 1.1%
Airbus Group NV	2,936	196,752
BAE Systems PLC	42,925	318,016
Boeing Co.	1,489	189,445
General Dynamics Corp.	1,567	182,634
Honeywell International, Inc.	2,821	262,212
L-3 Communications Holdings, Inc.	1,881	227,131
Lockheed Martin Corp.	1,567	251,864
Meggitt PLC	8,369	72,473
Northrop Grumman Corp.	2,038	243,806
Precision Castparts Corp.	627	158,255
Raytheon Co.	2,664	245,754
Rockwell Collins, Inc.	941	73,530
Rolls-Royce Holdings PLC*	7,501	137,230
Safran SA	1,352	88,519
Thales SA	506	30,607
United Technologies Corp.	2,586	298,554
		2,976,782
Air Freight & Logistics 0.2%
FedEx Corp.	784	118,682
Royal Mail PLC*	23,937	204,419
United Parcel Service, Inc. "B"	1,176	120,728
		443,829
Airlines 1.1%
American Airlines Group, Inc.*	2,600	111,696
Cathay Pacific Airways Ltd.	123,791	231,277
Delta Air Lines, Inc.	12,144	470,216
Deutsche Lufthansa AG (Registered)	22,684	487,040
easyJet PLC	9,936	232,111
Japan Airlines Co., Ltd.	7,365	407,127
Singapore Airlines Ltd.	34,474	286,431
Southwest Airlines Co.	14,253	382,835
United Continental Holdings, Inc.*	5,109	209,827
		2,818,560
Building Products 0.0%
Congoleum Corp.*	3,800	0
Commercial Services & Supplies 0.2%
Babcock International Group PLC	5,273	104,861
Cintas Corp.	1,567	99,567
G4S PLC	30	131
Republic Services, Inc.	5,171	196,343
Societe BIC SA	577	78,945
Tyco International Ltd.	2,351	107,206
Waste Management, Inc.	2,194	98,138
		685,191
	Shares	Value ($)

Construction & Engineering 0.0%
Jacobs Engineering Group, Inc.*	549	29,251
Electrical Equipment 0.3%
ABB Ltd. (Registered)*	8,638	198,904
AMETEK, Inc.	1,332	69,637
Eaton Corp. PLC	2,821	217,725
Emerson Electric Co.	2,273	150,836
Sumitomo Electric Industries Ltd.	3,605	50,710
		687,812
Industrial Conglomerates 0.6%
3M Co. (a)	1,724	246,946
Danaher Corp.	2,664	209,737
General Electric Co.	14,338	376,803
Hutchison Whampoa Ltd.	18,021	246,235
Koninklijke Philips NV	2,934	93,106
Roper Industries, Inc.	862	125,861
Sembcorp Industries Ltd.	21,938	94,480
Siemens AG (Registered)	1,248	164,822
Smiths Group PLC	250	5,549
Toshiba Corp.	10,031	46,835
		1,610,374
Machinery 0.4%
AGCO Corp.	3,761	211,443
Caterpillar, Inc.	862	93,673
Deere & Co.	3,996	361,838
Illinois Tool Works, Inc.	549	48,070
PACCAR, Inc.	1,254	78,789
Parker Hannifin Corp.	627	78,833
Schindler Holding AG (Registered)	503	75,836
SKF AB "B"	29	740
Stanley Black & Decker, Inc.	1,332	116,976
Yangzijiang Shipbuilding Holdings Ltd.	141,107	122,220
		1,188,418
Marine 0.3%
A P Moller-Maersk AS "A"	149	350,550
A P Moller-Maersk AS "B"	118	293,220
Nippon Yusen Kabushiki Kaisha	83,050	239,382
		883,152
Professional Services 0.2%
Adecco SA (Registered)*	393	32,351
Equifax, Inc.	1,411	102,354
Nielsen NV	4,545	220,023
SGS SA (Registered)	46	110,228
		464,956
Road & Rail 0.4%
Canadian National Railway Co.	236	15,349
Central Japan Railway Co.	1,411	201,263
CSX Corp.	3,840	118,310
East Japan Railway Co.	1,097	86,402
MTR Corp., Ltd.	27,814	107,303
Norfolk Southern Corp.	862	88,812
Union Pacific Corp.	2,194	218,852
West Japan Railway Co.	3,761	165,580
		1,001,871
Trading Companies & Distributors 1.1%
ITOCHU Corp.	41,839	537,314
Marubeni Corp.	78,349	573,087
Mitsubishi Corp.	28,128	585,023
Mitsui & Co., Ltd.	29,851	478,535
Sumitomo Corp.	39,566	534,290
	Shares	Value ($)

W.W. Grainger, Inc. (a)	627	159,427
		2,867,676
Information Technology 6.9%
Communications Equipment 1.0%
Cisco Systems, Inc.	25,699	638,620
Harris Corp.	3,369	255,202
Juniper Networks, Inc.*	7,764	190,529
Motorola Solutions, Inc.	6,190	412,068
QUALCOMM, Inc.	8,070	639,144
Telefonaktiebolaget LM Ericsson "B"	29,658	358,432
		2,493,995
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	784	75,531
Arrow Electronics, Inc.*	5,328	321,864
Avnet, Inc.	6,660	295,105
Corning, Inc.	16,140	354,273
Flextronics International Ltd.*	30,008	332,188
FUJIFILM Holdings Corp.	2,821	78,667
Hitachi Ltd.	5,485	40,174
Kyocera Corp.	2,429	115,282
Murata Manufacturing Co., Ltd.	706	66,074
TE Connectivity Ltd.	4,388	271,354
		1,950,512
Internet Software & Services 0.6%
Dena Co., Ltd.	7,900	106,836
eBay, Inc.*	5,642	282,438
Facebook, Inc. "A"*	3,369	226,700
Google, Inc. "A"*	392	229,191
Google, Inc. "C"*	784	451,019
LinkedIn Corp. "A"*	127	21,777
VeriSign, Inc.* (a)	2,821	137,693
Yahoo!, Inc.*	6,347	222,970
		1,678,624
IT Services 1.7%
Accenture PLC "A"	4,075	329,423
Alliance Data Systems Corp.*	549	154,406
AtoS	1,677	139,708
Automatic Data Processing, Inc.	3,232	256,233
CGI Group, Inc. "A"*	4,701	166,620
Cognizant Technology Solutions Corp. "A"*	3,291	160,963
Computer Sciences Corp.	3,840	242,688
Fidelity National Information Services, Inc.	5,798	317,382
Fiserv, Inc.*	3,761	226,863
FleetCor Technologies, Inc.*	784	103,331
International Business Machines Corp.	3,056	553,961
Itochu Techno-Solutions Corp.	627	27,264
MasterCard, Inc. "A"	3,134	230,255
Nomura Research Institute Ltd.	1,803	56,775
Paychex, Inc.	3,056	127,007
Total System Services, Inc.	5,250	164,902
Vantiv, Inc. "A"*	3,369	113,266
Visa, Inc. "A"	1,646	346,829
Western Union Co. (a)	12,458	216,022
Xerox Corp.	34,004	423,010
		4,356,908
Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.	2,586	139,825
ASML Holding NV	15	1,397
	Shares	Value ($)

Avago Technologies Ltd.	1,646	118,627
Broadcom Corp. "A"	7,209	267,598
Intel Corp.	21,473	663,516
KLA-Tencor Corp.	3,056	221,988
Lam Research Corp.	2,664	180,033
Marvell Technology Group Ltd.	4,623	66,248
Maxim Integrated Products, Inc.	4,388	148,358
Microchip Technology, Inc. (a)	3,291	160,634
Micron Technology, Inc.*	5,093	167,814
Texas Instruments, Inc.	1,646	78,662
		2,214,700
Software 1.2%
Activision Blizzard, Inc.	15,827	352,942
ANSYS, Inc.*	784	59,443
CA, Inc.	12,536	360,285
GungHo Online Entertainment, Inc. (a)	10,734	69,296
Intuit, Inc.	3,134	252,381
Microsoft Corp.	14,249	594,183
Nexon Co., Ltd.	17,394	166,033
NICE Systems Ltd.	2,086	85,227
Oracle Corp.	10,813	438,251
SAP AG	2,389	184,499
Symantec Corp.	13,241	303,219
Synopsys, Inc.*	5,407	209,900
The Sage Group PLC	1,325	8,710
VMware, Inc. "A"*	784	75,899
		3,160,268
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	8,778	815,739
Canon, Inc. (a)	6,974	226,902
EMC Corp.	12,458	328,144
Hewlett-Packard Co.	13,006	438,042
NetApp, Inc.	2,586	94,441
Ricoh Co., Ltd.	12,047	143,534
Seagate Technology PLC	3,683	209,268
Western Digital Corp.	1,959	180,816
		2,436,886
Materials 2.0%
Chemicals 0.5%
Agrium, Inc.	1,176	107,731
Asahi Kasei Corp.	19,219	147,028
Ashland, Inc.	862	93,734
BASF SE	8	931
CF Industries Holdings, Inc.	236	56,765
Dow Chemical Co.	784	40,345
E.I. du Pont de Nemours & Co.	1,489	97,440
Ecolab, Inc.	392	43,645
LyondellBasell Industries NV "A"	2,273	221,958
Mitsubishi Chemical Holdings Corp.	38,235	169,464
Monsanto Co.	1,019	127,110
Praxair, Inc.	549	72,929
Syngenta AG (Registered)	306	113,974
		1,293,054
Construction Materials 0.1%
Fletcher Building Ltd.	8,805	67,918
Holcim Ltd. (Registered)*	3,225	283,479
		351,397
Containers & Packaging 0.1%
Rock-Tenn Co. "A"	2,978	314,447
	Shares	Value ($)

Metals & Mining 1.2%
Anglo American PLC	6,850	167,640
Barrick Gold Corp.	15,984	292,702
BHP Billiton Ltd.	1,942	65,740
BHP Billiton PLC	3,311	107,068
Boliden AB	21,615	313,636
Fortescue Metals Group Ltd.	54,098	221,901
Freeport-McMoRan Copper & Gold, Inc.	7,600	277,400
Glencore PLC	26,125	145,555
Goldcorp, Inc.	5,485	153,079
JFE Holdings, Inc.	3,600	74,306
Mitsubishi Materials Corp.	18,804	65,894
Newmont Mining Corp.	7,383	187,824
Nucor Corp.	4,075	200,694
Rio Tinto PLC	5,732	304,936
Silver Wheaton Corp.	9,011	237,129
Yamana Gold, Inc.	37,843	311,383
		3,126,887
Paper & Forest Products 0.1%
International Paper Co.	6,974	351,978
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	18,726	662,151
BCE, Inc.	7,365	334,067
Bell Aliant, Inc.	4,153	108,549
BT Group PLC	57,981	381,931
CenturyLink, Inc.	10,891	394,254
Deutsche Telekom AG (Registered)	10,731	188,083
Elisa Oyj	5,325	162,893
Frontier Communications Corp. (a)	19,300	112,712
HKT Trust & HKT Ltd.	147,000	172,408
Iliad SA	47	14,207
Nippon Telegraph & Telephone Corp.	11,283	703,677
Orange SA	19,399	306,139
PCCW Ltd.	254,633	151,786
Singapore Telecommunications Ltd.	76,045	234,801
Swisscom AG (Registered)	606	352,270
TDC AS	29,141	301,587
Telecom Corp. of New Zealand Ltd.	113,327	265,919
Telecom Italia SpA (RSP)	204,986	202,516
Telefonica SA	14,181	243,114
Telenor ASA	8,848	201,516
TeliaSonera AB	52,444	383,113
Telstra Corp., Ltd.	66,244	325,441
TELUS Corp.	7,287	271,594
Verizon Communications, Inc. (c)	13,851	677,729
Verizon Communications, Inc. (c)	2,351	115,199
Vivendi SA*	4,103	100,398
Ziggo NV	3,186	147,325
		7,515,379
Wireless Telecommunication Services 0.5%
KDDI Corp.	4,780	291,552
NTT DoCoMo, Inc.	26,169	447,408
Rogers Communications, Inc. "B"	6,503	261,692
Softbank Corp.	471	35,070
Vodafone Group PLC	112,387	375,061
		1,410,783
	Shares	Value ($)

Utilities 3.7%
Electric Utilities 2.1%
American Electric Power Co., Inc.	4,388	244,719
Cheung Kong Infrastructure Holdings Ltd.	30,556	211,515
CLP Holdings Ltd.	10,969	89,729
Duke Energy Corp.	5,407	401,145
E.ON SE	13,270	274,013
Edison International	3,056	177,584
EDP — Energias de Portugal SA	90,266	452,875
Electricite de France SA (a)	4,493	141,502
Enel SpA	13,335	77,676
Entergy Corp.	5,171	424,487
Exelon Corp.	6,503	237,229
FirstEnergy Corp.	4,936	171,378
Fortum Oyj	9,387	252,060
Iberdrola SA	33,374	255,138
NextEra Energy, Inc.	2,743	281,103
Northeast Utilities	3,369	159,253
OGE Energy Corp.	6,660	260,273
Pinnacle West Capital Corp.	5,955	344,437
Power Assets Holdings Ltd.	26,247	229,946
PPL Corp.	6,112	217,159
Southern Co.	6,245	283,398
SSE PLC	7,389	198,155
Tokyo Electric Power Co., Inc.*	17,300	72,066
Xcel Energy, Inc.	6,738	217,166
		5,674,006
Gas Utilities 0.0%
Enagas SA (a)	22	708
Independent Power & Renewable Eletricity Producers 0.2%
AES Corp.	7,914	123,063
Electric Power Development Co., Ltd.	9,402	305,341
		428,404
Multi-Utilities 1.3%
AGL Energy Ltd.	3,971	57,964
Alliant Energy Corp.	2,508	152,637
Ameren Corp.	5,955	243,440
Centrica PLC	42,247	226,015
CMS Energy Corp.	2,664	82,984
Consolidated Edison, Inc.	4,310	248,859
Dominion Resources, Inc.	3,291	235,372
DTE Energy Co.	2,194	170,847
GDF Suez	5,853	161,132
Integrys Energy Group, Inc. (a)	4,545	323,286
National Grid PLC	19,631	282,210
NiSource, Inc.	5,250	206,535
PG&E Corp.	6,738	323,559
Public Service Enterprise Group, Inc.	5,720	233,319
SCANA Corp.	3,605	193,985
Sempra Energy	1,567	164,081
Wisconsin Energy Corp.	1,332	62,497
		3,368,722
Water Utilities 0.1%
American Water Works Co., Inc.	6,503	321,573
Total Common Stocks (Cost $128,838,971)		145,273,333

	Shares	Value ($)

Preferred Stocks 0.4%
Consumer Discretionary 0.4%
Bayerische Motoren Werke (BMW) AG	2,391	229,213
Porsche Automobil Holding SE	3,859	402,069
Volkswagen AG	1,322	347,199
		978,481
Financials 0.0%
Ally Financial, Inc. Series G, 144A, 7.0%	75	75,565
Total Preferred Stocks (Cost $921,217)		1,054,046

Rights 0.0%
Telecommunication Services
HKT Trust & HKT Ltd., Expiration Date 7/15/2014* (Cost $0)	26,460	7,818

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	19,324	14,792
Hercules Trust II, Expiration Date 3/31/2029*	170	1,094
Total Warrants (Cost $30,283)		15,886

		Principal Amount ($)(d)	Value ($)

Corporate Bonds 26.6%
Consumer Discretionary 3.8%
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	119,350
7.0%, 5/20/2022		195,000	215,962
APX Group, Inc.:
6.375%, 12/1/2019 (e)		50,000	51,875
144A, 8.75%, 12/1/2020		50,000	50,750
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		15,000	16,650
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		80,000	87,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		80,000	80,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		50,000	51,125
BC Mountain LLC, 144A, 7.0%, 2/1/2021		50,000	48,375
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	21,300
Boyd Gaming Corp., 9.0%, 7/1/2020 (a)		40,000	44,100
CCO Holdings LLC:
6.5%, 4/30/2021		420,000	447,300
6.625%, 1/31/2022		705,000	757,875
7.375%, 6/1/2020		10,000	10,900
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		385,000	383,556
144A, 6.375%, 9/15/2020		285,000	302,812
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		250,000	266,562
11.25%, 3/1/2021		70,000	79,363
		Principal Amount ($)(d)	Value ($)

Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		65,000	69,388
Series B, 6.5%, 11/15/2022		370,000	398,675
Series A, 7.625%, 3/15/2020		10,000	10,700
Series B, 7.625%, 3/15/2020		255,000	275,081
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,063
Columbus International, Inc., 144A, 7.375%, 3/30/2021		500,000	538,750
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		50,000	52,688
Delphi Corp., 5.0%, 2/15/2023		70,000	75,250
DISH DBS Corp.:
4.25%, 4/1/2018		70,000	72,800
5.0%, 3/15/2023		715,000	728,406
7.875%, 9/1/2019		270,000	320,625
Getty Images, Inc., 144A, 7.0%, 10/15/2020 (a)		60,000	54,975
Harron Communications LP, 144A, 9.125%, 4/1/2020		45,000	50,175
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		40,000	44,400
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		35,000	35,394
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	40,900
Johnson Controls, Inc., 4.95%, 7/2/2064		100,000	101,301
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		90,000	98,550
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		40,000	42,200
Mediacom Broadband LLC, 6.375%, 4/1/2023		35,000	36,925
MGM Resorts International:
6.625%, 12/15/2021 (a)		250,000	278,125
6.75%, 10/1/2020		130,000	145,112
8.625%, 2/1/2019		240,000	285,900
Numericable Group SA:
144A, 6.0%, 5/15/2022		200,000	208,000
144A, 6.25%, 5/15/2024		350,000	365,312
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		70,000	73,850
Quebecor Media, Inc., 5.75%, 1/15/2023		50,000	51,375
RCI Banque SA, 144A, 3.5%, 4/3/2018		100,000	104,253
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		845,000	952,737
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		35,000	35,088
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		55,000	59,675
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		60,000	63,450
Springs Industries, Inc., 6.25%, 6/1/2021		85,000	86,700
Starz LLC, 5.0%, 9/15/2019		40,000	41,650
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		65,000	65,975
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (a)		50,000	51,750
Time Warner Cable, Inc., 7.3%, 7/1/2038		45,000	60,535
Travelport LLC, 144A, 6.352%**, 3/1/2016		11,826	11,915
		Principal Amount ($)(d)	Value ($)

Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		200,000	207,000
144A, 7.5%, 3/15/2019	EUR	400,000	586,061
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	110,000	161,584
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		50,000	55,250
Weyerhaeuser Real Estate Co.:
144A, 4.375%, 6/15/2019		50,000	50,125
144A, 5.875%, 6/15/2024		20,000	20,575
			10,109,498
Consumer Staples 1.5%
Ajecorp BV, 144A, 6.5%, 5/14/2022		500,000	460,000
Big Heart Pet Brands, 7.625%, 2/15/2019		66,000	68,779
BRF SA, 144A, 5.875%, 6/6/2022		200,000	216,500
Chiquita Brands International, Inc., 7.875%, 2/1/2021		44,000	47,905
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		100,000	114,500
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		85,000	85,213
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		250,000	267,500
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		145,000	155,512
144A, 8.25%, 2/1/2020		370,000	401,450
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	107,500
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	282,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		430,000	455,284
Post Holdings, Inc., 144A, 6.0%, 12/15/2022		50,000	51,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		1,145,000	1,207,975
Smithfield Foods, Inc., 6.625%, 8/15/2022		90,000	98,550
			4,020,168
Energy 4.5%
Access Midstream Partners LP, 6.125%, 7/15/2022		15,000	16,575
Afren PLC, 144A, 10.25%, 4/8/2019		340,000	385,475
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		35,000	35,219
144A, 5.625%, 6/1/2024		35,000	35,131
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		50,000	53,250
6.75%, 11/1/2020		50,000	52,625
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		350,000	378,875
Chaparral Energy, Inc., 7.625%, 11/15/2022		85,000	91,800
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	257,873
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		500,000	501,782
Ecopetrol SA, 5.875%, 5/28/2045		500,000	517,140
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		85,000	90,738
EP Energy LLC:
6.875%, 5/1/2019		15,000	15,956
7.75%, 9/1/2022		290,000	326,975
		Principal Amount ($)(d)	Value ($)

EV Energy Partners LP, 8.0%, 4/15/2019		335,000	351,750
Halcon Resources Corp.:
8.875%, 5/15/2021		635,000	682,625
9.75%, 7/15/2020		65,000	70,931
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024 (e)		65,000	65,000
Holly Energy Partners LP, 6.5%, 3/1/2020		10,000	10,775
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		100,000	104,250
Linn Energy LLC, 6.25%, 11/1/2019		515,000	539,462
MEG Energy Corp., 144A, 7.0%, 3/31/2024		375,000	413,437
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022 (e)		65,000	65,488
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (a)		300,000	329,250
10.75%, 10/1/2020		150,000	170,250
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		85,000	89,463
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		140,000	149,450
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	209,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		375,000	403,125
144A, 6.875%, 3/15/2022		115,000	125,350
6.875%, 1/15/2023		35,000	38,150
7.25%, 2/1/2019		60,000	63,600
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (a)		200,000	221,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		300,000	304,500
7.5%, 11/1/2019		140,000	148,050
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		500,000	555,000
Petrobras Global Finance BV, 6.25%, 3/17/2024		500,000	532,200
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		250,000	212,475
PT Pertamina Persero:
144A, 5.625%, 5/20/2043		200,000	179,500
144A, 6.45%, 5/30/2044		500,000	496,250
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	269,940
Rowan Companies, Inc., 4.75%, 1/15/2024		100,000	105,803
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		175,000	185,062
144A, 5.75%, 5/15/2024		200,000	208,500
SandRidge Energy, Inc, 8.125%, 10/15/2022		420,000	462,525
SandRidge Energy, Inc., 7.5%, 3/15/2021		240,000	260,100
SESI LLC, 7.125%, 12/15/2021		380,000	428,450
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		15,000	15,375
Talisman Energy, Inc., 3.75%, 2/1/2021		120,000	124,058
Talos Production LLC, 144A, 9.75%, 2/15/2018		95,000	100,700
Transocean, Inc., 3.8%, 10/15/2022		370,000	366,198
Whiting Petroleum Corp., 5.0%, 3/15/2019		75,000	78,938
			11,895,894
		Principal Amount ($)(d)	Value ($)

Financials 3.8%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		80,000	80,600
Assured Guaranty U.S. Holdings, Inc., 5.0%, 7/1/2024		135,000	134,196
Banco de Bogota SA, 144A, 5.375%, 2/19/2023		500,000	517,500
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		100,000	111,750
Banco do Brasil SA, 144A, 9.0%, 12/31/2049		500,000	495,604
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		500,000	512,500
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	129,667
Barclays Bank PLC, 7.625%, 11/21/2022		250,000	285,375
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		500,000	563,750
CIT Group, Inc.:
5.0%, 5/15/2017		935,000	996,359
5.25%, 3/15/2018		10,000	10,738
Citigroup, Inc., 4.05%, 7/30/2022		145,000	148,552
Country Garden Holdings Co., Ltd., 144A, 7.25%, 4/4/2021		200,000	195,000
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	535,600
E*TRADE Financial Corp.:
6.375%, 11/15/2019		140,000	151,550
6.75%, 6/1/2016		745,000	808,325
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		305,000	305,866
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		230,000	243,322
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	102,500
6.25%, 5/15/2019		410,000	459,200
8.75%, 3/15/2017		40,000	46,500
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		200,000	210,787
144A, 5.017%, 6/26/2024		235,000	237,777
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	64,324
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		235,000	266,217
Morgan Stanley:
3.75%, 2/25/2023		125,000	127,160
4.1%, 5/22/2023		85,000	86,225
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		40,000	42,900
Navient Corp., 5.5%, 1/25/2023		125,000	123,906
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		10,000	10,575
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		130,000	132,777
Popular, Inc., 7.0%, 7/1/2019 (e)		50,000	50,750
		Principal Amount ($)(d)	Value ($)

Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	109,459
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (a)		185,733	182,947
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		500,000	525,000
Turkiye Is Bankasi:
144A, 3.875%, 11/7/2017		250,000	250,725
144A, 6.0%, 10/24/2022		250,000	250,125
UniCredit SpA, 8.0%, 4/3/2049		200,000	213,000
Wells Fargo & Co., 5.375%, 11/2/2043		70,000	77,003
Woori Bank Co., Ltd., 144A, 4.75%, 4/30/2024		200,000	201,901
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	204,600
			10,202,612
Health Care 1.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		10,000	10,650
Biomet, Inc.:
6.5%, 8/1/2020		85,000	91,587
6.5%, 10/1/2020		25,000	26,688
Community Health Systems, Inc.:
5.125%, 8/15/2018		290,000	304,137
144A, 6.875%, 2/1/2022		620,000	657,200
7.125%, 7/15/2020		170,000	184,025
Endo Finance LLC, 144A, 5.375%, 1/15/2023		80,000	79,900
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		10,000	10,900
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	11,300
HCA, Inc.:
6.5%, 2/15/2020		880,000	990,000
7.5%, 2/15/2022		725,000	836,469
Hologic, Inc., 6.25%, 8/1/2020		40,000	42,200
IMS Health, Inc., 144A, 6.0%, 11/1/2020		60,000	63,000
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		110,000	106,975
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		90,000	96,750
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		14,000	15,470
Tenet Healthcare Corp., 6.25%, 11/1/2018		230,000	255,300
Valeant Pharmaceuticals International, Inc., 144A: 6.375%, 10/15/2020		90,000	95,625
7.5%, 7/15/2021		450,000	498,375
			4,376,551
Industrials 2.2%
ADT Corp.:
3.5%, 7/15/2022		50,000	45,500
6.25%, 10/15/2021 (a)		45,000	47,700
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		50,000	51,625
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		70,000	68,775
BE Aerospace, Inc., 6.875%, 10/1/2020		185,000	200,956
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	87,975
		Principal Amount ($)(d)	Value ($)

Bombardier, Inc., 144A, 5.75%, 3/15/2022		328,000	336,200
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		200,000	235,250
DigitalGlobe, Inc., 5.25%, 2/1/2021		35,000	34,650
FTI Consulting, Inc., 6.0%, 11/15/2022		50,000	51,438
Gates Global LLC, 144A, 6.0%, 7/15/2022		65,000	65,000
GenCorp, Inc., 7.125%, 3/15/2021		120,000	131,100
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		400,000	419,000
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		560,000	592,200
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		500,000	483,700
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		100,000	107,000
Meritor, Inc., 6.75%, 6/15/2021		55,000	59,158
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		450,000	463,500
Nortek, Inc., 8.5%, 4/15/2021		155,000	171,275
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		192,840	206,435
Titan International, Inc., 6.875%, 10/1/2020		170,000	172,550
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		210,000	215,775
7.5%, 7/15/2021		150,000	166,125
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,725
7.375%, 5/15/2020		25,000	27,625
7.625%, 4/15/2022		620,000	695,950
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		500,000	528,125
Watco Companies LLC, 144A, 6.375%, 4/1/2023		40,000	40,800
			5,716,112
Information Technology 1.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		30,000	31,575
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		330,000	355,575
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		60,000	62,700
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		15,000	16,013
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		100,000	102,875
CDW LLC, 8.5%, 4/1/2019		610,000	660,325
CyrusOne LP, 6.375%, 11/15/2022		25,000	26,938
EarthLink Holdings Corp., 7.375%, 6/1/2020		70,000	74,637
Equinix, Inc., 5.375%, 4/1/2023		175,000	178,937
First Data Corp.:
144A, 6.75%, 11/1/2020		237,000	256,552
144A, 7.375%, 6/15/2019		725,000	778,469
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		60,000	66,900
7.625%, 6/15/2021		190,000	217,550
NXP BV, 144A, 3.75%, 6/1/2018		90,000	90,225
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		200,000	204,474
			3,123,745
		Principal Amount ($)(d)	Value ($)

Materials 2.6%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		700,000	777,411
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	204,718
144A, 4.125%, 9/27/2022 (a)		250,000	251,881
Berry Plastics Corp., 5.5%, 5/15/2022		320,000	321,800
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		87,717	91,993
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		100,000	105,375
Braskem Finance Ltd., 6.45%, 2/3/2024		200,000	213,750
Cascades, Inc., 144A, 5.5%, 7/15/2022		50,000	49,875
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018 (a)		235,000	238,132
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		259,000	266,770
144A, 7.0%, 2/15/2021		129,000	132,709
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (a)		195,000	201,338
Fresnillo PLC, 144A, 5.5%, 11/13/2023		500,000	522,500
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	50,217
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (a)		600,000	629,400
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		385,000	408,100
8.875%, 2/1/2018 (a)		90,000	93,600
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		75,000	69,375
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	45,000
Metalloinvest Finance Ltd., 144A, 5.625%, 4/17/2020		200,000	194,000
Novelis, Inc., 8.75%, 12/15/2020		955,000	1,060,050
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		70,000	73,850
Polymer Group, Inc., 7.75%, 2/1/2019		229,000	243,312
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	209,940
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		10,000	11,013
144A, 8.375%, 9/15/2021		10,000	11,450
Tronox Finance LLC, 6.375%, 8/15/2020		55,000	56,788
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	193,000
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		250,000	251,644
			6,978,991
Telecommunication Services 4.5%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	518,775
CC Holdings GS V LLC, 3.849%, 4/15/2023		120,000	120,466
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		25,000	26,375
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		775,000	849,594
8.75%, 3/15/2018		430,000	450,962
		Principal Amount ($)(d)	Value ($)

Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		200,000	199,700
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		250,000	260,625
144A, 8.25%, 9/30/2020		200,000	218,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		750,000	771,600
Frontier Communications Corp.:
7.125%, 1/15/2023		390,000	413,400
8.5%, 4/15/2020		290,000	342,200
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		265,000	263,675
7.25%, 10/15/2020		690,000	743,475
7.5%, 4/1/2021		340,000	372,300
Intelsat Luxembourg SA:
7.75%, 6/1/2021		165,000	174,694
8.125%, 6/1/2023		25,000	27,031
Level 3 Communications, Inc., 8.875%, 6/1/2019		205,000	224,219
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		100,000	107,125
7.0%, 6/1/2020		185,000	202,112
8.625%, 7/15/2020		450,000	504,000
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		655,000	699,212
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	200,000
Oi SA, 144A, 5.75%, 2/10/2022		200,000	199,600
SBA Communications Corp., 5.625%, 10/1/2019		50,000	52,938
Sprint Communications, Inc.:
6.0%, 11/15/2022		85,000	86,700
144A, 7.0%, 3/1/2020		85,000	97,750
144A, 9.0%, 11/15/2018		420,000	509,250
9.125%, 3/1/2017		15,000	17,569
Sprint Corp., 144A, 7.125%, 6/15/2024		175,000	185,500
T-Mobile U.S.A., Inc., 6.625%, 4/1/2023 (a)		70,000	75,950
tw telecom holdings, Inc.:
5.375%, 10/1/2022		90,000	98,437
6.375%, 9/1/2023		70,000	79,625
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		370,000	394,050
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		280,000	308,000
Verizon Communications, Inc., 6.55%, 9/15/2043		225,000	283,149
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		200,000	215,750
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		50,000	54,188
Windstream Corp.:
6.375%, 8/1/2023		60,000	60,825
7.5%, 4/1/2023		20,000	21,650
7.75%, 10/15/2020		1,075,000	1,165,031
7.75%, 10/1/2021		185,000	202,113
7.875%, 11/1/2017		130,000	149,663
			11,947,278
Utilities 0.8%
AES Corp.:
8.0%, 10/15/2017		6,000	6,990
8.0%, 6/1/2020		30,000	36,075
		Principal Amount ($)(d)	Value ($)

Calpine Corp.:
144A, 7.5%, 2/15/2021		676,000	733,460
144A, 7.875%, 7/31/2020		36,000	39,060
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	102,013
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		500,000	546,250
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/2025		140,000	141,445
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019 (e)		65,000	65,162
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		360,000	376,200
			2,046,655
Total Corporate Bonds (Cost $68,241,756)			70,417,504

Asset-Backed 0.7%
Automobile Receivables 0.2%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		528,181	549,501
Miscellaneous 0.5%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.876%**, 1/17/2024		250,000	250,544
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		500,000	499,972
VOLT XXIV LLC, "A1", Series 2014-NPL3, 144A, 3.25%, 11/25/2053		486,786	487,965
			1,238,481
Total Asset-Backed (Cost $1,784,644)			1,787,982

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		9,489	10,655
Federal National Mortgage Association:
4.5%, 9/1/2035		26,078	28,405
6.0%, 1/1/2024		31,609	35,692
6.5%, with various maturities from 5/1/2017 until 1/1/2038		6,338	6,781
Total Mortgage-Backed Securities Pass-Throughs (Cost $73,321)			81,533

Commercial Mortgage-Backed Securities 0.5%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152%**, 3/15/2018		120,000	120,756
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		380,000	395,419
"A4", Series 2007-C1, 5.716%, 2/15/2051		225,000	247,762
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		245,347	262,888
		Principal Amount ($)(d)	Value ($)

Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 5.233%**, 2/11/2036		400,000	400,625
Total Commercial Mortgage-Backed Securities (Cost $1,409,937)			1,427,450

Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		661,874	72,410
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		748,877	96,737
"ZB", Series 4183, 3.0%, 3/15/2043		1,036,155	879,664
"ZG", Series 4213, 3.5%, 6/15/2043		108,429	108,521
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,289,697	188,851
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		680,938	86,773
"H", Series 2278, 6.5%, 1/15/2031		141	157
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	98,314
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		232,817	45,518
"PI", Series 2006-20, Interest Only, 6.528%***, 11/25/2030		419,504	72,558
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		141,571	137,858
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		769,490	79,721
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,067,046	86,681
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		130,268	19,364
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	648,150
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		18,207	22
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		327,800	37,930
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		571,474	100,549
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		575,580	96,899
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		422,168	77,582
"AI", Series 2007-38, Interest Only, 6.308%***, 6/16/2037		98,515	15,023
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		474,675	404,870
Total Collateralized Mortgage Obligations (Cost $3,184,283)			3,354,152

Government & Agency Obligations 6.8%
Other Government Related (f) 1.2%
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		200,000	205,000
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	257,027
		Principal Amount ($)(d)	Value ($)

MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		200,000	201,000
Queensland Treasury Corp., Series 33, 6.5%, 3/14/2033	AUD	1,225,000	1,447,504
Sberbank of Russia, 144A, 5.25%, 5/23/2023		500,000	468,750
TMK OAO, 144A, 6.75%, 4/3/2020		450,000	438,750
VTB Bank OJSC, 144A, 6.0%, 4/12/2017 (a)		250,000	263,500
			3,281,531
Sovereign Bonds 2.4%
Government of France, 0.7%, 7/25/2030	EUR	1,119,099	1,554,143
Kingdom of Morocco, 144A, 4.25%, 12/11/2022		250,000	250,312
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		500,000	555,625
Province of New Brunswick Canada, 3.55%, 6/3/2043	CAD	900,000	806,926
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	102,880
Republic of Croatia, 144A, 6.75%, 11/5/2019		500,000	560,625
Republic of El Salvador, 144A, 7.65%, 6/15/2035		200,000	216,300
Republic of Ghana, 144A, 8.5%, 10/4/2017		200,000	210,000
Republic of Hungary, 4.125%, 2/19/2018		50,000	52,125
Republic of Romania, 4.875%, 11/7/2019	EUR	100,000	155,203
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,575,000	1,333,425
Republic of South Africa:
5.875%, 9/16/2025		250,000	277,875
Series R204, 8.0%, 12/21/2018	ZAR	800,000	76,440
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	203,250
			6,355,129
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	928,596
U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
0.015%****, 8/14/2014 (g)		658,000	657,982
0.03%****, 12/11/2014 (g)		85,000	84,981
0.055%****, 12/11/2014 (g)		156,000	155,965
0.065%****, 8/14/2014 (g)		355,000	354,990
0.07%****, 8/14/2014 (g)		314,000	313,992
U.S. Treasury Bond, 5.375%, 2/15/2031		1,071,000	1,406,190
U.S. Treasury Notes:
1.0%, 8/31/2016 (h)		3,000,000	3,030,936
1.0%, 9/30/2016		1,200,000	1,211,626
1.5%, 5/31/2019		102,000	101,490
2.5%, 5/15/2024		233,000	232,672
			7,550,824
Total Government & Agency Obligations (Cost $17,838,512)			18,116,080

		Principal Amount ($)(d)	Value ($)

Municipal Bonds and Notes 0.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $323,760)		323,761	336,242

Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 7.5%, 3/31/2015 (PIK) (Cost $207,614)		209,283	421,391

Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $20,415)		40,000	36,200

	Shares	Value ($)

Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.08% (i) (j) (Cost $7,981,988)	7,981,988	7,981,988

Cash Equivalents 8.2%
Central Cash Management Fund, 0.06% (i) (Cost $21,611,026)	21,611,026	21,611,026

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $252,467,727)†	102.6	271,922,631
Other Assets and Liabilities, Net	(2.6)	(6,846,113)
Net Assets	100.0	265,076,518

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

*** Current yield; not a coupon rate

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $252,802,480. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $19,120,151. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,386,942 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,266,791.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $7,727,752, which is 2.9% of net assets.

(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	2,342	1,940	0.00

(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d) Principal amount stated in U.S. dollars unless otherwise noted.

(e) When-issued security.

(f) Government-backed debt issued by financial companies or government sponsored enterprises.

(g) At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(h) At June 30, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives and initial margin requirements for centrally cleared swap contracts.

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

CVA: Certificaten Van Aandelen (Certificate of Stock)

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2014	183	22,906,453	78,200
5 Year U.S. Treasury Note	USD	9/30/2014	66	7,884,422	46,161
U.S. Treasury Long Bond	USD	9/19/2014	14	1,920,625	9,993
Total unrealized appreciation					134,354

At June 30, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year Canadian Government Bond	CAD	9/19/2014	27	3,440,757	(36,564)
Euro-BTP Italian Government Bond	EUR	9/8/2014	13	2,246,118	(40,254)
Euro-OAT French Government Bond	EUR	9/8/2014	24	4,618,266	(67,697)
U.S. Treasury Long Bond	USD	9/19/2014	8	1,097,500	(1,263)
Ultra Long U.S. Treasury Bond	USD	9/19/2014	13	1,949,188	(24,942)
Total unrealized depreciation					(170,720)

At June 30, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (k)
Call Options Receive Fixed — 4.48% – Pay Floating — LIBOR	5/11/2016 5/11/2026	2,100,000	1	5/5/2016	23,572	(18,120)
Receive Fixed — 5.132% – Pay Floating — LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,173	(5,543)
Receive Fixed — 5.132% – Pay Floating — LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	24,780	(5,543)
Total Call Options					63,525	(29,206)
Put Options Pay Fixed — 1.132% – Receive Floating — LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,172	(591)
Pay Fixed — 1.132% – Receive Floating — LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	5,355	(591)
Pay Fixed — 2.48% – Receive Floating — LIBOR	5/11/2016 5/11/2026	2,100,000	1	5/5/2016	23,573	(22,027)
Pay Fixed — 2.796% – Receive Floating — LIBOR	6/5/2015 6/5/2045	1,900,000	2	6/3/2015	20,330	(16,260)
Pay Fixed — 3.005% – Receive Floating — LIBOR	3/6/2015 3/6/2045	1,900,000	1	3/4/2015	19,950	(21,925)
Pay Fixed — 3.033% – Receive Floating — LIBOR	10/24/2014 10/24/2044	4,900,000	3	10/22/2014	62,230	(27,586)
Pay Fixed — 3.035% – Receive Floating — LIBOR	2/15/2015 2/3/2045	1,900,000	2	1/30/2015	23,465	(21,675)
Pay Fixed — 3.088% – Receive Floating — LIBOR	1/28/2015 1/28/2045	2,100,000	4	1/26/2015	21,184	(27,677)
Pay Fixed — 3.093% – Receive Floating — LIBOR	10/21/2014 10/21/2044	4,900,000	2	10/17/2014	67,620	(36,419)
Total Put Options					258,879	(174,751)
Total					322,404	(203,957)
(k) Unrealized appreciation on written options on interest rate swap contracts at June 30, 2014 was $118,447.

As of June 30, 2014, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
9/20/2012 12/20/2017	125,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	17,876	6,453	11,423

(l) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At June 30, 2014, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/30/2014 12/30/2019	100,000	Floating — LIBOR	Fixed — 2.522%	2,536	2,622
12/30/2014 12/30/2016	2,100,000	Floating — LIBOR	Fixed — 1.173%	10,784	11,063
12/30/2014 12/30/2024	3,800,000	Fixed — 3.524%	Floating —- LIBOR	(243,556)	(243,182)
12/30/2014 12/30/2044	300,000	Floating —- LIBOR	Fixed — 4.081%	39,959	40,331
5/11/2015 5/11/2045	2,100,000	Fixed — 3.56%	Floating —- LIBOR	(44,167)	(42,977)
6/3/2013 6/3/2025	2,100,000	Fixed — 3.0%	Floating —- LIBOR	(63,185)	(60,121)
Total net unrealized depreciation					(292,264)

Bilateral Swap
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payment Paid/(Received) ($)	Unrealized Depreciation ($)
6/3/2013 6/3/2025	2,100,000	1	Floating — LIBOR	Fixed — 3.0%	(12,686)	—	(12,686)

Counterparties:

1 Nomura International PLC

2 BNP Paribas

3 Citigroup, Inc.

4 Barclays Bank PLC

5 UBS AG

LIBOR: London Interbank Offered Rate

As of June 30, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	3,541,624	EUR	2,600,000	7/21/2014	18,812	Australia & New Zealand Banking Group Ltd.
USD	1,004,953	CAD	1,096,000	7/23/2014	21,655	Canadian Imperial Bank of Commerce
USD	3,452,838	JPY	350,000,000	8/4/2014	2,925	Macquarie Bank Ltd.
USD	403,942	MXN	5,300,000	8/18/2014	3,265	Commonwealth Bank of Australia
USD	864,732	ZAR	9,400,000	8/18/2014	12,300	Commonwealth Bank of Australia
ZAR	9,400,000	USD	877,527	8/18/2014	495	Commonwealth Bank of Australia
ZAR	810,000	USD	75,969	8/18/2014	395	Nomura International PLC
RUB	19,550,000	USD	567,746	9/30/2014	4,100	Societe Generale
Total unrealized appreciation					63,947

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,929,527	NOK	17,700,000	7/21/2014	(45,918)	Societe Generale
USD	1,158,691	NOK	7,000,000	7/21/2014	(18,280)	Citigroup. Inc.
USD	4,024,310	NZD	4,600,000	7/21/2014	(3,727)	Citigroup. Inc.
NZD	3,300,000	USD	2,862,011	7/21/2014	(22,320)	Australia & New Zealand Banking Group Ltd.
NOK	12,300,000	USD	2,002,002	7/21/2014	(1,863)	Barclays Bank PLC
NOK	12,300,000	USD	2,002,173	7/21/2014	(1,692)	Societe Generale
NZD	1,300,000	USD	1,128,615	7/21/2014	(7,637)	Citigroup. Inc.
SGD	2,334,490	USD	1,868,096	7/23/2014	(4,149)	Commonwealth Bank of Australia
AUD	1,411,800	USD	1,312,673	7/23/2014	(16,584)	Nomura International PLC
CAD	852,544	USD	773,795	7/23/2014	(24,771)	Barclays Bank PLC
EUR	1,121,400	USD	1,521,999	7/23/2014	(13,656)	Australia & New Zealand Banking Group Ltd.
EUR	548,000	USD	743,611	7/25/2014	(6,831)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(167,428)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB Russian Ruble
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$8,928,966	$5,328,913	$1,940	$14,259,819
Consumer Staples	8,134,413	4,370,591	—	12,505,004
Energy	8,053,237	5,317,364	—	13,370,601
Financials	18,081,811	17,856,361	—	35,938,172
Health Care	8,226,438	2,866,196	—	11,092,634
Industrials	7,387,968	8,269,904	0	15,657,872
Information Technology	16,417,083	1,874,810	—	18,291,893
Materials	3,188,293	2,249,470	—	5,437,763
Telecommunication Services	2,822,748	6,103,414	—	8,926,162
Utilities	6,505,368	3,288,045	—	9,793,413
Preferred Stocks (n)	—	1,054,046	—	1,054,046
Rights (n)	7,818	—	—	7,818
Warrants (n)	—	—	15,886	15,886
Fixed Income Investments (n)
Corporate Bonds	—	70,417,504	—	70,417,504
Asset-Backed	—	1,787,982	—	1,787,982
Mortgage-Backed Securities Pass-Throughs	—	81,533	—	81,533
Commercial Mortgage-Backed Securities	—	1,427,450	—	1,427,450
Collateralized Mortgage Obligations	—	3,354,152	—	3,354,152
Government & Agency Obligations	—	18,116,080	—	18,116,080
Municipal Bonds and Notes	—	336,242	—	336,242
Convertible Bond	—	—	421,391	421,391
Preferred Security	—	36,200	—	36,200
Short-Term Investments (n)	29,593,014	—	—	29,593,014
Derivatives (o)
Futures Contracts	134,354	—	—	134,354
Credit Default Swap Contracts	—	11,423	—	11,423
Interest Rate Swap Contracts	—	54,016	—	54,016
Forward Foreign Currency Exchange Contracts	—	63,947	—	63,947
Total	$117,481,511	$154,265,643	$439,217	$272,186,371
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (o)
Futures Contracts	$(170,720)	$—	$—	$(170,720)
Written Options	—	(203,957)	—	(203,957)
Interest Rate Swap Contracts	—	(358,966)	—	(358,966)
Forward Foreign Currency Exchange Contracts	—	(167,428)	—	(167,428)
Total	$(170,720)	$(730,351)	$—	$(901,071)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(n) See Investment Portfolio for additional detailed categorizations.

(o) Derivatives include value of unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts, and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $222,874,713) — including $7,727,752 of securities loaned	$242,329,617
Investment in Daily Assets Fund Institutional (cost $7,981,988)*	7,981,988
Investment in Central Cash Management Fund (cost $21,611,026)	21,611,026
Total investments in securities, at value (cost $252,467,727)	271,922,631
Foreign currency, at value (cost $501,880)	503,550
Receivable for investments sold	1,103,677
Receivable for investments sold — when-issued/delayed delivery securities	84,313
Receivable for Fund shares sold	375,894
Dividends receivable	293,894
Interest receivable	1,211,027
Receivable for variation margin on futures contracts	79,159
Unrealized appreciation on bilateral swap contracts	11,423
Unrealized appreciation on forward foreign currency exchange contracts	63,947
Upfront payments paid on bilateral swap contracts	6,453
Foreign taxes recoverable	125,910
Other assets	1,722
Total assets	275,783,600
Liabilities
Cash overdraft	758,170
Payable upon return of securities loaned	7,981,988
Payable for investments purchased	889,653
Payable for investments purchased — when-issued/delayed delivery securities	391,247
Payable for Fund shares redeemed	61,978
Options written, at value (premium received $322,404)	203,957
Unrealized depreciation on bilateral swap contracts	12,686
Unrealized depreciation on forward foreign currency exchange contracts	167,428
Payable for variation margin on centrally cleared swaps	20,111
Accrued management fee	80,377
Accrued Trustees' fees	22
Other accrued expenses and payables	139,465
Total liabilities	10,707,082
Net assets, at value	$265,076,518
Net Assets Consist of
Undistributed net investment income	3,924,017
Net unrealized appreciation (depreciation) on: Investments	19,454,904
Swap contracts	(293,527)
Futures	(36,366)
Foreign currency	(94,346)
Written options	118,447
Accumulated net realized gain (loss)	4,194,458
Paid-in capital	237,808,931
Net assets, at value	$265,076,518
Class A Net Asset Value, offering and redemption price per share ($265,076,518 ÷ 10,607,493 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$24.99

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $168,242)	$2,946,645
Interest	2,128,103
Income distributions — Central Cash Management Fund	3,947
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	45,913
Total income	5,124,608
Expenses: Management fee	484,030
Administration fee	131,319
Services to shareholders	767
Custodian fee	58,149
Professional fees	47,394
Reports to shareholders	34,201
Trustees' fees and expenses	6,331
Other	34,443
Total expenses	796,634
Net investment income	4,327,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	4,225,697
Swap contracts	(225,496)
Futures	891,504
Written options	89,880
Foreign currency	413,621
5,395,206
Change in net unrealized appreciation (depreciation) on: Investments	5,715,502
Swap contracts	(217,751)
Futures	(1,029,258)
Written options	2,060
Foreign currency	(320,812)
4,149,741
Net gain (loss)	9,544,947
Net increase (decrease) in net assets resulting from operations	$13,872,921

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$4,327,974	$8,106,989
Operations: Net investment income	$4,327,974	$8,106,989
Net realized gain (loss)	5,395,206	30,650,529
Change in net unrealized appreciation (depreciation)	4,149,741	1,922,701
Net increase (decrease) in net assets resulting from operations	13,872,921	40,680,219
Distributions to shareholders from: Net investment income: Class A	(8,047,271)	(5,498,634)
Net realized gains: Class A	(26,528,998)	—
Total distributions	(34,576,269)	(5,498,634)
Fund share transactions: Class A Proceeds from shares sold	2,949,911	7,161,669
Shares issued to shareholders in reinvestment of distributions	34,576,269	5,498,634
Payments for shares redeemed	(20,829,088)	(39,157,373)
Net increase (decrease) in net assets from Class A share transactions	16,697,092	(26,497,070)
Increase (decrease) in net assets	(4,006,256)	8,684,515
Net assets at beginning of period	269,082,774	260,398,259
Net assets at end of period (including undistributed net investment income of $3,924,017 and $7,643,314, respectively)	$265,076,518	$269,082,774
Other Information
Class A Shares outstanding at beginning of period	9,857,478	10,896,924
Shares sold	111,533	284,532
Shares issued to shareholders in reinvestment of distributions	1,433,510	220,917
Shares redeemed	(795,028)	(1,544,895)
Net increase (decrease) in Class A shares	750,015	(1,039,446)
Shares outstanding at end of period	10,607,493	9,857,478

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$27.30		$23.90	$21.49	$22.13	$20.52	$17.35
Income (loss) from investment operations: Net investment incomea	.43		.78	.57	.46	.39	.44
Net realized and unrealized gain (loss)	.91		3.14	2.20	(.75)	1.88	3.43
Total from investment operations	1.34		3.92	2.77	(.29)	2.27	3.87
Less distributions from: Net investment income	(.85)		(.52)	(.36)	(.35)	(.66)	(.70)
Net realized gains	(2.80)		—	—	—	—	—
Total distributions	(3.65)		(.52)	(.36)	(.35)	(.66)	(.70)
Net asset value, end of period	$24.99		$27.30	$23.90	$21.49	$22.13	$20.52
Total Return (%)	5.39	**	16.63	12.98	(1.42)	11.22	23.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	265		269	260	264	308	319
Ratio of expenses (%)	.61	*	.60	.59	.58	.65	.60
Ratio of net investment income (%)	3.30	*	3.07	2.48	2.09	1.89	2.40
Portfolio turnover rate (%)	53	**	182	188	109	203	207
a Based on average shares outstanding during the period. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global Income Builder VIP (formerly DWS Global Income Builder VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2014, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $10,500,000 to $12,600,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in credit default swap contracts sold had a total notional value of $125,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,994,000 to $32,712,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $5,641,000 to $57,469,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended June 30, 2014, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts, the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of open written option contracts is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in written option contracts had a total value generally indicative of a range from approximately $133,000 to $204,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance total returns.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $12,710,000 to $30,883,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $4,127,000 to $29,316,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $7,981,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$54,016	$134,354	$188,370
Credit Contracts (b)	—	11,423	—	11,423
Foreign Exchange Contracts (b)	63,947	—	—	63,947
	$63,947	$65,439	$134,354	$263,740
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized appreciation on swap contracts and forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(203,957)	$—	$(358,966)	$(170,720)	$(733,643)
Foreign Exchange Contracts (c)	—	(167,428)	—	—	(167,428)
	$(203,957)	$(167,428)	$(358,966)	$(170,720)	$(901,071)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Options written, at value and unrealized depreciation on bilateral swap contracts, respectively
(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$89,880	$—	$(225,496)	$891,504	$755,888
Foreign Exchange Contracts (b)	—	471,015	—	—	471,015
	$89,880	$471,015	$(225,496)	$891,504	$1,226,903
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from written options, swap contracts and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$2,060	$—	$(218,167)	$(1,029,258)	$(1,245,365)
Credit Contracts (a)	—	—	416	—	416
Foreign Exchange Contracts (b)	—	(327,074)	—	—	(327,074)
	$2,060	$(327,074)	$(217,751)	$(1,029,258)	$(1,572,023)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on written options, swap contracts and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Non-Cash Collateral Received	Net Amount of Derivative Assets
Australia & New Zealand Banking Group Ltd	$18,812	$(18,812)	$—	$—	$—
Canadian Imperial Bank of Commerce	21,655	—	—	—	21,655
Commonwealth Bank of Australia	16,060	(4,149)	—	—	11,911
Macquarie Bank Ltd.	2,925	—	—	—	2,925
Nomura International PLC	395	(395)	—	—	—
Societe Generale	4,100	(4,100)	—	—	—
UBS AG	11,423	—	—	—	11,423
	$75,370	$(27,456)	$—	$—	$47,914
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Non-Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd	$35,976	$(18,812)	$—	$—	$17,164
Barclays Bank PLC	54,311	—	—	—	54,311
BNP Paribas	80,489	—	—	—	80,489
Citigroup. Inc.	57,230	—	—	—	57,230
Commonwealth Bank of Australia	4,149	(4,149)	—	—	—
JPMorgan Chase Securities, Inc.	6,831	—	—	—	6,831
Nomura International PLC	97,475	(395)	—	(97,080)	—
Societe Generale	47,610	(4,100)	—	—	43,510
	$384,071	$(27,456)	$—	$(97,080)	$259,535

(a) The actual collateral pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments and U.S. Treasury obligations) aggregated $122,953,106 and $149,623,066, respectively. Purchases and sales of U.S. Treasury obligations aggregated $7,226,065 and $5,474,811, respectively.

For the six months ended June 30, 2014, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premium
Outstanding, beginning of period	26,600,000	$280,210
Options written	12,000,000	132,074
Options closed	(6,300,000)	(74,392)
Options expired	(2,100,000)	(15,488)
Outstanding, end of period	30,200,000	$322,404

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.370%
Next $750 million	.345%
Over $1 billion	.310%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of class A shares at 0.71%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $131,319, of which $21,809 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC aggregated $196, of which $97 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,263, of which $4,479 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,041.

E. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding shares of the Fund, each owning 60% and 21%.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,053.90
Expenses Paid per $1,000*	$3.11
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,021.77
Expenses Paid per $1,000*	$3.06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche Variable Series II — Deutsche Global Income Builder VIP	.61%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Global Income Builder VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2GIB-3 (R-028382-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Government & Agency Securities VIP
(formerly DWS Government & Agency Securities VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Management Team
6 Investment Portfolio
11 Statement of Assets and Liabilities
12 Statement of Operations
13 Statement of Changes in Net Assets
14 Financial Highlights
16 Notes to Financial Statements
23 Information About Your Fund's Expenses
24 Proxy Voting
25 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. The "full faith and credit" guarantee of the U.S. government applies to the timely repayment of interest, and does not eliminate market risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.71% and 1.06% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment in Deutsche Government & Agency Securities VIP

The Barclays GNMA Index is an unmanaged, market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,396	$10,377	$10,709	$12,319	$15,775
	Average annual total return	3.96%	3.77%	2.31%	4.26%	4.66%
Barclays GNMA Index	Growth of $10,000	$10,414	$10,474	$10,881	$12,360	$16,352
	Average annual total return	4.14%	4.74%	2.86%	4.33%	5.04%
Deutsche Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,371	$10,335	$10,598	$12,104	$15,208
	Average annual total return	3.71%	3.35%	1.95%	3.89%	4.28%
Barclays GNMA Index	Growth of $10,000	$10,414	$10,474	$10,881	$12,360	$16,352
	Average annual total return	4.14%	4.74%	2.86%	4.33%	5.04%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Net Assets)	6/30/14	12/31/13

Mortgage-Backed Securities Pass-Throughs	89%	89%
Collateralized Mortgage Obligations	20%	15%
Government & Agency Obligations	17%	21%
Cash Equivalents and Other Assets and Liabilities, net	–26%	–25%
	100%	100%

Coupons*	6/30/14	12/31/13

Less than 4.5%	33%	32%
4.5%–5.49%	45%	43%
5.5%–6.49%	19%	21%
6.5%–7.49%	2%	3%
7.5% and Greater	1%	1%
	100%	100%

Interest Rate Sensitivity	6/30/14	12/31/13

Effective Maturity	6.6 years	10.0 years
Effective Duration	6.4 years	6.3 years

* Excludes Cash Equivalents, Securities Lending Collateral, U.S. Treasury Bills and Options Purchased.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

William Chepolis, CFA
Scott Agi, CFA
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 89.0%
Federal Home Loan Mortgage Corp.,
4.0%, 8/1/2041 (a)	9,000,000	9,534,726
Federal National Mortgage Association, 4.5%, 1/1/2040 (a)	8,000,000	8,665,000
Government National Mortgage Association:
3.5%, with various maturities from 2/15/2043 until 3/20/2043	4,563,172	4,758,914
4.0%, with various maturities from 9/20/2040 until 6/20/2043 (a)	13,251,002	14,193,652
4.5%, with various maturities from 6/20/2033 until 2/20/2043 (a)	11,420,181	12,482,195
4.55%, 1/15/2041	386,519	423,839
4.625%, 5/15/2041	194,030	213,796
5.0%, with various maturities from 11/20/2032 until 4/15/2042	14,184,328	15,735,637
5.5%, with various maturities from 10/15/2032 until 7/20/2040	7,644,729	8,594,265
6.0%, with various maturities from 2/15/2034 until 5/15/2040	7,697,683	8,703,536
6.5%, with various maturities from 9/15/2036 until 2/15/2039	945,659	1,069,613
7.0%, with various maturities from 2/20/2027 until 11/15/2038	222,687	258,708
7.5%, 10/20/2031	7,524	9,040
Total Mortgage-Backed Securities Pass-Throughs (Cost $82,974,335)		84,642,921

Collateralized Mortgage Obligations 19.6%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	192,964	180,262
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,367,587	813,590
"KB", Series 4144, 2.5%, 12/15/2042	214,837	181,527
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	109,073	8,278
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	1,204,739	115,723
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	435,107	34,744
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	620,642	58,116
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	194,322	17,741
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	157,342	15,684
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,497,754	193,474
"PZ", Series 4094, 3.0%, 8/15/2042	408,574	358,956
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	919,360	94,064
	Principal Amount ($)	Value ($)

"DZ", Series 4199, 3.5%, 5/15/2043	242,880	225,647
"ZG", Series 4213, 3.5%, 6/15/2043	361,429	361,736
"KZ", Series 4328, 4.0%, 4/15/2044	336,007	347,449
"UA", Series 4298, 4.0%, 2/15/2054	483,677	495,558
"22", Series 243, Interest Only, 4.482%*, 6/15/2021	474,322	26,662
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	260,262	5,657
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	82,020	1,745
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	143,404	20,559
"A", Series 172, Interest Only, 6.5%, 1/1/2024	20,172	3,722
"DS", Series 3199, Interest Only, 6.998%*, 8/15/2036	2,037,385	416,711
"S", Series 2416, Interest Only, 7.948%*, 2/15/2032	273,416	60,994
"ST", Series 2411, Interest Only, 8.598%*, 6/15/2021	698,057	70,183
"KS", Series 2064, Interest Only, 9.998%*, 5/15/2022	276,598	64,985
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	182,705	17,581
"LZ", Series 2013-45, 3.0%, 5/25/2043	1,035,574	879,652
"DZ", Series 2013-136, 3.0%, 1/25/2044	812,075	667,377
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	326,241	23,688
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	994,175	69,401
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	2,057,103	476,296
"ZB", Series 2010-136, 4.0%, 12/25/2040	375,182	391,203
"AZ", Series 2012-29, 4.0%, 4/25/2042	1,452,740	1,455,430
"HZ", Series 2013-20, 4.0%, 3/25/2043	1,522,709	1,504,726
"25", Series 351, Interest Only, 4.5%, 5/1/2019	146,271	11,158
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	36,889	132
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	696,299	22,209
"21", Series 334, Interest Only, 5.0%, 3/1/2018	62,734	4,157
"20", Series 334, Interest Only, 5.0%, 3/1/2018	99,208	6,725
''23", Series 339, Interest Only, 5.0%, 6/25/2018	141,233	9,572
"26", Series 381, Interest Only, 5.0%, 12/25/2020	47,051	4,451
"ZA", Series 2008-24, 5.0%, 4/25/2038	717,131	776,597
"30", Series 381, Interest Only, 5.5%, 11/25/2019	273,138	27,516
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	464,976	63,981
"PJ", Series 2004-46, Interest Only, 5.848%*, 3/25/2034	341,369	45,217
	Principal Amount ($)	Value ($)

"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	295,990	31,946
"101", Series 383, Interest Only, 6.5%, 9/25/2022	936,928	144,892
"SJ", Series 2007-36, Interest Only, 6.618%*, 4/25/2037	191,610	30,665
"KI", Series 2005-65, Interest Only, 6.848%*, 8/25/2035	93,199	17,957
"SA", Series G92-57, IOette, 83.384%*, 10/25/2022	34,789	69,627
Government National Mortgage Association:
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029	1,161,602	160,057
"JY", Series 2010-20, 4.0%, 12/20/2033	2,054,453	2,178,783
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	190,053	12,875
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	522,423	45,497
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	323,859
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	725,049	107,639
"GZ", Series 2005-24, 5.0%, 3/20/2035	531,482	599,552
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	45,517	56
"ZA", Series 2005-75, 5.0%, 10/16/2035	597,909	673,452
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,072,862	1,272,690
"Z", Series 2009-112, 5.0%, 11/20/2039	1,256,953	1,391,542
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	195,880	16,661
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	749,773	151,183
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	226,173	40,855
"BS", Series 2011-93, Interest Only, 5.948%*, 7/16/2041	1,147,962	171,363
"MS", Series 2012-118, Interest Only, 5.997%, 9/20/2042*	597,978	80,797
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	293,729	50,904
"SA", Series 2012-84, Interest Only, 6.147%*, 12/20/2038	1,347,793	203,045
"QA", Series 2007-57, Interest Only, 6.347%*, 10/20/2037	287,137	41,828
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	83,079	15,733
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	543,621	139,137
"SK", Series 2003-11, Interest Only, 7.548%*, 2/16/2033	457,050	79,420
Total Collateralized Mortgage Obligations (Cost $17,272,133)		18,682,851

	Principal Amount ($)	Value ($)

Government & Agency Obligations 17.4%
U.S. Government Sponsored Agency 10.5%
Federal Home Loan Bank, 0.875%, 5/24/2017	10,000,000	10,003,989
U.S. Treasury Obligations 6.9%
U.S. Treasury Bill, 0.065%**, 8/14/2014 (b)	1,045,000	1,044,972
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	3,450,000	3,485,576
1.0%, 9/30/2016	2,000,000	2,019,376
		6,549,924
Total Government & Agency Obligations (Cost $16,529,962)		16,553,913

	Contract Amount	Value ($)

Call Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	2,600,000	56,132
Pay Fixed Rate — 4.32% – Receive Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	6,000,000	120,378
Total Call Options Purchased (Cost $390,446)		176,510

Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate — 2.32% – Pay Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172 (Cost $203,884)	6,000,000	57,642

	Shares	Value ($)

Securities Lending Collateral 8.5%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $8,080,000)	8,080,000	8,080,000

Cash Equivalents 0.4%
Central Cash Management Fund, 0.06% (d) (Cost $412,815)	412,815	412,815

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $125,863,575)†	135.2	128,606,652
Other Assets and Liabilities, Net (f)	(35.2)	(33,492,429)
Net Assets	100.0	95,114,223

* These securities are shown at their current rate as of June 30, 2014.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $125,926,867. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $2,679,785. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,151,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,471,230.

(a) When-issued or delayed delivery securities included.

(b) At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) At June 30, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $7,939,230, which is 8.3% of net assets.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London Interbank Offered Rate

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Interest Rate Swap	USD	9/15/2014	35	3,675,547	35,124
10 Year U.S. Treasury Note	USD	9/19/2014	5	625,859	1,406
5 Year U.S. Treasury Note	USD	9/30/2014	36	4,300,594	12,026
Total unrealized appreciation					48,556

At June 30, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond	USD	9/19/2014	65	8,917,188	(97,868)

Currency Abbreviation
USD United States Dollar

At June 30, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts	Swap Effective/ Expiration Dates	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (g)
Call Options Receive Fixed — 4.48% – Pay Floating — LIBOR	5/11/2016 5/11/2026	2,400,000	1	5/5/2016	26,940	(20,708)
Receive Fixed — 3.32% – Pay Floating — LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,990	(152,311)
Receive Fixed — 4.22% – Pay Floating — LIBOR	4/22/2016 4/22/2026	2,600,000	1	4/20/2016	92,690	(29,790)
Receive Fixed — 5.132% – Pay Floating — LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,340	(6,335)
Receive Fixed — 5.132% – Pay Floating — LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	28,320	(6,335)
Total Call Options					382,280	(215,479)
Put Options Pay Fixed — 1.132% – Receive Floating — LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,341	(676)
Pay Fixed — 1.132% – Receive Floating — LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	6,120	(676)
Pay Fixed — 2.480% – Receive Floating — LIBOR	5/11/2016 5/11/2026	2,400,000	1	5/5/2016	26,940	(25,173)
Pay Fixed — 2.796% – Receive Floating — LIBOR	6/5/2015 6/5/2045	2,200,000	2	6/3/2015	23,540	(18,827)
Pay Fixed — 3.005% – Receive Floating — LIBOR	3/6/2015 3/6/2045	2,200,000	1	3/4/2015	23,100	(25,386)
Pay Fixed — 3.033% – Receive Floating — LIBOR	10/24/2014 10/24/2044	1,900,000	3	10/22/2014	24,130	(10,697)
Pay Fixed — 3.035% – Receive Floating — LIBOR	2/15/2015 2/3/2045	2,200,000	2	1/30/2015	27,170	(25,098)
Pay Fixed — 3.088% – Receive Floating — LIBOR	1/28/2015 1/28/2045	2,400,000	4	1/26/2015	24,210	(31,631)
Pay Fixed — 3.093% – Receive Floating — LIBOR	10/21/2014 10/21/2044	1,900,000	2	10/17/2014	26,220	(14,122)
Pay Fixed — 3.32% – Receive Floating — LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,990	(110,081)
Total Put Options					415,761	(262,367)
Total					798,041	(477,846)

(g) Unrealized appreciation on written options on interest rate swap contracts at June 30, 2014 was $320,195.

At June 30, 2014, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)
6/3/2014 6/3/2025	2,300,000	Fixed — 3.0%	Floating —- LIBOR	(69,202)	(65,846)
12/30/2014 12/30/2016	23,200,000	Fixed — 1.173%	Floating — LIBOR	(119,146)	(121,564)
12/30/2014 12/30/2019	400,000	Fixed — 2.522%	Floating —- LIBOR	(10,146)	(10,489)
12/30/2014 12/30/2034	1,600,000	Fixed — 4.01%	Floating —- LIBOR	(171,149)	(171,624)
12/30/2014 12/30/2044	1,400,000	Fixed — 4.081%	Floating — LIBOR	(186,471)	(211,067)
5/11/2015 5/11/2045	2,400,000	Fixed — 3.56%	Floating —- LIBOR	(50,476)	(49,116)
Total unrealized depreciation					(629,706)

Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
6/3/2013 6/3/2025	2,300,000	1	Floating — LIBOR	Fixed — 3.0%	(13,895)	—	(13,895)

Counterparties:

1 Nomura International PLC

2 BNP Paribas

3 Citigroup, Inc.

4 Barclays Bank PLC

For information on the Fund's policy and additional disclosures regarding futures contracts, purchased and written options contracts, and interest rate swap contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed-Income Investments (h)
Mortgage-Backed Securities Pass-Throughs	$—	$84,642,921	$—	$84,642,921
Collateralized Mortgage Obligations	—	18,682,851	—	18,682,851
Government & Agency Obligations	—	16,553,913	—	16,553,913
Short-Term Investments	8,492,815	—	—	8,492,815
Derivatives (i)
Purchased Options	—	234,152	—	234,152
Futures Contracts	48,556	—	—	48,556
Total	$8,541,371	$120,113,837	$—	$128,655,208
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (i)
Futures Contracts	$(97,868)	$—	$—	$(97,868)
Written Options	—	(477,846)	—	(477,846)
Interest Rate Swap Contracts	—	(643,601)	—	(643,601)
Total	$(97,868)	$(1,121,447)	$—	$(1,219,315)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include value of purchased options, unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts, and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments Investments in non-affiliated securities, at value (cost $117,370,760) — including $7,939,230 of securities loaned	$120,113,837
Investment in Daily Assets Fund Institutional (cost $8,080,000)*	8,080,000
Investment in Central Cash Management Fund (cost $412,815)	412,815
Total investments in securities, at value (cost $125,863,575)	128,606,652
Receivable for investments sold	14,209,193
Receivable for investments sold — when-issued/delayed delivery securities	28,556,219
Receivable for Fund shares sold	2,049
Interest receivable	420,173
Other assets	1,394
Total assets	171,795,680
Liabilities
Payable upon return of securities loaned	8,080,000
Payable for investments purchased	9,993,625
Payable for investments purchased — when-issued/delayed delivery securities	57,886,045
Payable for Fund shares redeemed	75,231
Payable for variation margin on centrally cleared swaps	36,842
Payable for variation margin on futures contracts	8,251
Options written, at value (premium received $798,041)	477,846
Unrealized depreciation on bilateral swap contracts	13,895
Accrued management fee	35,304
Accrued Trustees' fees	751
Other accrued expenses and payables	73,667
Total liabilities	76,681,457
Net assets, at value	$95,114,223
Net Assets Consist of
Undistributed net investment income	1,142,061
Unrealized appreciation (depreciation) on: Investments	2,743,077
Swap contracts	(643,601)
Futures	(49,312)
Written options	320,195
Accumulated net realized gain (loss)	500,459
Paid-in capital	91,101,344
Net assets, at value	$95,114,223
Class A Net Asset Value, offering and redemption price per share ($91,796,470 ÷ 7,878,280 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$11.65
Class B Net Asset Value, offering and redemption price per share ($3,317,753 ÷ 284,654 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$11.66

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Interest	$1,530,649
Income distributions — Central Cash Management Fund	2,428
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	3,112
Total income	1,536,189
Expenses: Management fee	219,931
Administration fee	48,874
Services to shareholders	695
Distribution service fees (Class B)	4,273
Record keeping fees (Class B)	1,575
Custodian fee	18,464
Professional fees	40,444
Reports to shareholders	16,626
Trustees' fees and expenses	3,107
Other	5,464
Total expenses before expense reductions	359,453
Expense reductions	(18,239)
Total expenses after expense reductions	341,214
Net investment income	1,194,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,279,998
Swap contracts	(292,770)
Futures	(479,573)
Written options	102,720
610,375
Change in net unrealized appreciation (depreciation) on: Investments	2,115,269
Swap contracts	(522,151)
Futures	214,266
Written options	226,931
2,034,315
Net gain (loss)	2,644,690
Net increase (decrease) in net assets resulting from operations	$3,839,665

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$1,194,975	$2,293,792
Operations: Net investment income	$1,194,975	$2,293,792
Net realized gain (loss)	610,375	(119,888)
Change in net unrealized appreciation (depreciation)	2,034,315	(5,696,113)
Net increase (decrease) in net assets resulting from operations	3,839,665	(3,522,209)
Distributions to shareholders from: Net investment income: Class A	(2,179,180)	(3,325,537)
Class B	(66,035)	(119,146)
Net realized gain: Class A	—	(4,523,083)
Class B	—	(185,024)
Total distributions	(2,245,215)	(8,152,790)
Fund share transactions: Class A Proceeds from shares sold	5,901,523	9,306,924
Reinvestment of distributions	2,179,180	7,848,620
Payments for shares redeemed	(13,352,904)	(31,059,765)
Net increase (decrease) in net assets from Class A share transactions	(5,272,201)	(13,904,221)
Class B Proceeds from shares sold	169,269	311,619
Reinvestment of distributions	66,035	304,170
Payments for shares redeemed	(614,425)	(1,961,191)
Net increase (decrease) in net assets from Class B share transactions	(379,121)	(1,345,402)
Increase (decrease) in net assets	(4,056,872)	(26,924,622)
Net assets at beginning of period	99,171,095	126,095,717
Net assets at end of period (including undistributed net investment income of $1,142,061 and $2,192,301, respectively)	$95,114,223	$99,171,095
Other Information
Class A Shares outstanding at beginning of period	8,328,640	9,511,241
Shares sold	505,374	782,217
Shares issued to shareholders in reinvestment of distributions	189,659	660,658
Shares redeemed	(1,145,393)	(2,625,476)
Net increase (decrease) in Class A shares	(450,360)	(1,182,601)
Shares outstanding at end of period	7,878,280	8,328,640
Class B Shares outstanding at beginning of period	317,145	428,962
Shares sold	14,600	26,355
Shares issued to shareholders in reinvestment of distributions	5,742	25,582
Shares redeemed	(52,833)	(163,754)
Net increase (decrease) in Class B shares	(32,491)	(111,817)
Shares outstanding at end of period	284,654	317,145

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.47		$12.69		$13.12		$12.98	$12.78	$12.40
Income (loss) from investment operations: Net investment incomea	.14		.24		.34		.48	.50	.52
Net realized and unrealized gain (loss)	.31		(.59)		.03		.45	.32	.45
Total from investment operations	.45		(.35)		.37		.93	.82	.97
Less distributions from: Net investment income	(.27)		(.37)		(.52)		(.57)	(.62)	(.59)
Net realized gains	—		(.50)		(.28)		(.22)	—	—
Total distributions	(.27)		(.87)		(.80)		(.79)	(.62)	(.59)
Net asset value, end of period	$11.65		$11.47		$12.69		$13.12	$12.98	$12.78
Total Return (%)	3.96	b**	(3.04	)b	2.93	b	7.46	6.61	8.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92		96		121		146	157	169
Ratio of expenses before expense reductions (%)	.72	*	.71		.68		.67	.64	.58
Ratio of expenses after expense reductions (%)	.69	*	.67		.66		.67	.64	.58
Ratio of net investment income (%)	2.46	*	2.05		2.65		3.68	3.86	4.16
Portfolio turnover rate (%)	301	**	794		796		673	423	390
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.46		$12.67		$13.10		$12.95	$12.75	$12.37
Income (loss) from investment operations: Net investment incomea	.12		.20		.29		.43	.46	.48
Net realized and unrealized gain (loss)	.31		(.59)		.03		.46	.31	.45
Total from investment operations	.43		(.39)		.32		.89	.77	.93
Less distributions from: Net investment income	(.23)		(.32)		(.47)		(.52)	(.57)	(.55)
Net realized gains	—		(.50)		(.28)		(.22)	—	—
Total distributions	(.23)		(.82)		(.75)		(.74)	(.57)	(.55)
Net asset value, end of period	$11.66		$11.46		$12.67		$13.10	$12.95	$12.75
Total Return (%)	3.71	b**	(3.25	)b	2.48	b	7.15	6.24	7.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		4		5		7	6	7
Ratio of expenses before expense reductions (%)	1.07	*	1.06		1.03		1.01	.99	.92
Ratio of expenses after expense reductions (%)	1.01	*	.99		1.01		1.01	.99	.92
Ratio of net investment income (%)	2.13	*	1.71		2.29		3.34	3.51	3.81
Portfolio turnover rate (%)	301	**	794		796		673	423	390
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the average of the most recent reliable bid quotation or evaluated price, as applicable, obtained from broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities on loan at period end.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of $310,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, investments in swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for the Fund.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2014, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

For the six months ended June 30, 2014, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $31,300,000 to $33,600,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended June 30, 2014, the Fund entered into options on interest rate swap contracts in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange-traded contracts, the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of June 30, 2014 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in written option contracts had a total value generally indicative of a range from approximately $472,000 to $656,000, and purchased option contracts had a total value generally indicative of a range from approximately $234,000 to $551,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $8,602,000 to $22,313,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $5,608,000 to $10,835,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$234,152	$48,556	$282,708
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Investments in securities, at value (includes purchased options)
(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liability Derivatives	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(477,846)	$(643,601)	$(97,868)	$(1,219,315)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Options written, at value and unrealized depreciation on swap contracts. Unsettled variation margin for centrally cleared swaps is disclosed separately within the Statement of Assets and Liabilities.
(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$102,720	$(292,770)	$(479,573)	$(669,623)
Each of the above derivatives is located in the following Statement of Operations accounts: (a) Net realized gain (loss) from written options, swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(317,287)	$226,931	$(522,151)	$214,266	$(398,241)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) from investments (includes purchased options), written options, swap contracts and futures, respectively

As of June 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Non-Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas	$178,020	$(178,020)	$—	$—	$—
Nomura International PLC	56,132	(56,132)	—	—	—
	$234,152	$(234,152)	$—	$—	$—
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Non-Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$31,631	$—	$—	$—	$31,631
BNP Paribas	327,450	(178,020)	—	—	149,430
Citigroup, Inc.	10,697	—	—	—	10,697
Nomura International PLC	121,963	(56,132)	—	(60,619)	5,212
	$491,741	$(234,152)	$—	$(60,619)	$196,970

(a) The actual collateral received and/or pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $343,648,130 and $345,992,361, respectively. Purchases and sales of U.S. Treasury securities aggregated $14,876,121 and $19,451,597, respectively.

For the six months ended June 30, 2014, transactions for written options on futures and interest rate swap contracts were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	31,600,000	$748,861
Options written	13,800,000	151,900
Options closed	(7,200,000)	(85,020)
Options expired	(2,400,000)	(17,700)
Outstanding, end of period	35,800,000	$798,041

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.450%
Next $750 million	.430%
Next $1.5 billion	.410%
Next $2.5 billion	.400%
Next $2.5 billion	.380%
Next $2.5 billion	.360%
Next $2.5 billion	.340%
Over $12.5 billion	.320%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.45% of the Fund's average daily net assets.

For the period from January 1, 2014 through April 30, 2014, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.67%
Class B	.99%

Effective May 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.75%
Class B	1.10%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$17,280
Class B	959
$18,239

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $48,874, of which $7,845 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
	Total Aggregated	Unpaid at June 30, 2014
Class A	$148	$72
Class B	34	17
	$182	$89

Distribution Service Agreement. Under the Fund's Class B 12b-1 plan, DeAWM Distributors, Inc. ("DDI") received a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2014, the Distribution Service Fee aggregated $4,273, of which $677 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,082, of which $2,609 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $272.

E. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 60% and 32%. One participating insurance company was the owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 95%.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,039.60	$1,037.10
Expenses Paid per $1,000*	$3.49	$5.10
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,021.37	$1,019.79
Expenses Paid per $1,000*	$3.46	$5.06

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series II — Deutsche Government & Agency Securities VIP	.69%	1.01%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Government & Agency Securities VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be equal to the median of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2GAS-3 (R-028384-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche High Income VIP
(formerly DWS High Income VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Manager
6 Investment Portfolio
18 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
23 Notes to Financial Statements
30 Information About Your Fund's Expenses
31 Proxy Voting
32 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.73% and 1.10% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment in Deutsche High Income VIP

The Credit Suisse High Yield Index tracks the performance of the global high-yield debt market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche High Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,501	$11,124	$13,002	$18,126	$21,028
	Average annual total return	5.01%	11.24%	9.14%	12.63%	7.72%
Credit Suisse High Yield Index	Growth of $10,000	$10,555	$11,181	$13,098	$19,048	$22,961
	Average annual total return	5.55%	11.81%	9.41%	13.76%	8.67%
Deutsche High Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,504	$11,091	$12,905	$17,900	$20,384
	Average annual total return	5.04%	10.91%	8.87%	12.35%	7.38%
Credit Suisse High Yield Index	Growth of $10,000	$10,555	$11,181	$13,098	$19,048	$22,961
	Average annual total return	5.55%	11.81%	9.41%	13.76%	8.67%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Corporate Bonds	89%	82%
Cash Equivalents	6%	10%
Convertible Bonds	1%	2%
Loan Participations and Assignments	1%	—
Preferred Stocks	1%	1%
Government & Agency Obligations	1%	4%
Preferred Securities	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Government & Agency Obligations, Cash Equivalents and Securities Lending Collateral)	6/30/14	12/31/13

Telecommunication Services	20%	20%
Consumer Discretionary	17%	19%
Energy	15%	15%
Industrials	11%	10%
Materials	9%	10%
Financials	7%	6%
Information Technology	7%	6%
Health Care	6%	5%
Consumer Staples	5%	7%
Utilities	3%	2%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/14	12/31/13

AAA	1%	4%
BBB	1%	2%
BB	40%	36%
B	44%	44%
CCC	12%	12%
Not Rated	2%	2%
	100%	100%

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Gary Russell, CFA
Portfolio Manager

Investment Portfolio June 30, 2014 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 88.0%
Consumer Discretionary 16.2%
AMC Entertainment, Inc., 5.875%, 2/15/2022		220,000	228,800
AMC Networks, Inc., 7.75%, 7/15/2021		80,000	89,500
AmeriGas Finance LLC:
6.75%, 5/20/2020		460,000	499,100
7.0%, 5/20/2022		350,000	387,625
APX Group, Inc.:
6.375%, 12/1/2019		205,000	212,688
144A, 8.75%, 12/1/2020 (c)		145,000	147,175
8.75%, 12/1/2020		25,000	25,375
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		505,000	560,550
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		330,000	360,525
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	350,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		205,000	209,613
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		210,000	203,175
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	399,375
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		155,000	170,888
Cablevision Systems Corp.:
5.875%, 9/15/2022		110,000	112,063
8.0%, 4/15/2020 (b)		65,000	73,816
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		215,000	231,125
CCO Holdings LLC:
6.5%, 4/30/2021		655,000	697,575
6.625%, 1/31/2022		650,000	698,750
7.0%, 1/15/2019 (b)		120,000	126,600
7.375%, 6/1/2020		50,000	54,500
8.125%, 4/30/2020		150,000	162,375
Cequel Communications Holdings LLC:
144A, 5.125%, 12/15/2021		602,000	599,742
144A, 6.375%, 9/15/2020		1,215,000	1,290,937
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		530,000	565,112
11.25%, 3/1/2021		280,000	317,450
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		250,000	266,875
Series B, 6.5%, 11/15/2022		365,000	393,287
Series A, 7.625%, 3/15/2020		110,000	117,700
Series B, 7.625%, 3/15/2020		1,115,000	1,202,806
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		20,000	20,250
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		510,000	501,712
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		375,000	395,156
DISH DBS Corp.:
4.25%, 4/1/2018		270,000	280,800
5.0%, 3/15/2023		1,225,000	1,247,969
6.75%, 6/1/2021		50,000	57,000
7.875%, 9/1/2019		270,000	320,625
		Principal Amount ($)(a)	Value ($)

Getty Images, Inc., 144A, 7.0%, 10/15/2020 (b)		305,000	279,456
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		205,000	205,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		395,000	440,425
Hertz Corp., 6.75%, 4/15/2019		305,000	323,300
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		140,000	155,400
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		100,000	101,125
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		160,000	163,600
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		50,000	50,625
144A, 7.0%, 9/1/2020		345,000	377,775
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		370,000	390,350
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		50,000	50,625
6.375%, 4/1/2023		425,000	448,375
Mediacom LLC, 7.25%, 2/15/2022		110,000	119,900
MGM Resorts International:
6.75%, 10/1/2020		526,000	587,147
8.625%, 2/1/2019		510,000	607,537
Numericable Group SA:
144A, 4.875%, 5/15/2019		520,000	533,650
144A, 6.0%, 5/15/2022		775,000	806,000
144A, 6.25%, 5/15/2024		225,000	234,844
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	338,231
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		245,000	258,475
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	210,638
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		420,000	473,550
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	125,313
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		345,000	388,125
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		230,000	249,550
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (b)		195,000	206,213
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		295,000	300,900
Starz LLC, 5.0%, 9/15/2019		175,000	182,219
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		250,000	253,750
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (b)		145,000	150,075
Travelport LLC:
144A, 6.352%**, 3/1/2016		230,641	232,371
144A, 13.875%, 3/1/2016 (PIK)		51,848	53,403
UCI International, Inc., 8.625%, 2/15/2019		310,000	294,500
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		945,000	978,075
144A, 7.5%, 3/15/2019		435,000	464,362
		Principal Amount ($)(a)	Value ($)

Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	807,918
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		140,000	154,000
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		205,000	226,525
Visant Corp., 10.0%, 10/1/2017 (b)		460,000	428,950
Weyerhaeuser Real Estate Co.:
144A, 4.375%, 6/15/2019		145,000	145,363
144A, 5.875%, 6/15/2024		45,000	46,294
			26,422,548
Consumer Staples 4.6%
Big Heart Pet Brands, 7.625%, 2/15/2019		284,000	295,956
Chiquita Brands International, Inc., 7.875%, 2/1/2021		195,000	212,306
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		240,000	240,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		810,000	866,700
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		525,000	543,375
144A, 7.75%, 10/28/2020		405,000	433,350
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		485,000	520,163
144A, 8.25%, 2/1/2020		160,000	173,600
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	307,052
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022		200,000	204,000
144A, 6.75%, 12/1/2021		450,000	478,125
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,390,000	1,466,450
6.875%, 2/15/2021		540,000	582,727
8.25%, 2/15/2021 (b)		225,000	244,688
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		220,000	232,375
Smithfield Foods, Inc., 6.625%, 8/15/2022		190,000	208,050
U.S. Foods, Inc., 8.5%, 6/30/2019		400,000	428,200
			7,437,717
Energy 13.7%
Access Midstream Partners LP, 6.125%, 7/15/2022		325,000	359,125
Antero Resources Finance Corp., 5.375%, 11/1/2021		110,000	114,125
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		95,000	95,594
144A, 5.625%, 6/1/2024		95,000	95,356
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		205,000	218,325
6.75%, 11/1/2020		680,000	715,700
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		700,000	757,750
8.625%, 10/15/2020		225,000	247,500
Chaparral Energy, Inc.:
7.625%, 11/15/2022		465,000	502,200
8.25%, 9/1/2021		300,000	329,250
Chesapeake Energy Corp., 3.479%,** 4/15/2019		300,000	303,375
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		150,000	161,250
		Principal Amount ($)(a)	Value ($)

CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		105,000	109,988
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		165,000	173,663
7.75%, 4/1/2019		325,000	348,562
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		420,000	449,400
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		545,000	581,787
EP Energy LLC:
6.875%, 5/1/2019		330,000	351,037
7.75%, 9/1/2022		285,000	321,338
9.375%, 5/1/2020		150,000	171,750
EV Energy Partners LP, 8.0%, 4/15/2019		835,000	876,750
EXCO Resources, Inc., 8.5%, 4/15/2022		155,000	167,400
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		1,513,500	1,627,012
9.75%, 7/15/2020		500,000	545,625
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024 (c)		195,000	195,000
Holly Energy Partners LP, 6.5%, 3/1/2020		105,000	113,138
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		400,000	417,000
Linn Energy LLC, 6.25%, 11/1/2019		490,000	513,275
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		235,000	249,100
144A, 7.0%, 3/31/2024		470,000	518,175
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022 (c)		195,000	196,463
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		590,000	647,525
10.75%, 10/1/2020		585,000	663,975
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		290,000	305,225
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		595,000	635,162
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		175,000	188,125
144A, 6.875%, 3/15/2022		385,000	419,650
6.875%, 1/15/2023		130,000	141,700
7.25%, 2/1/2019		665,000	704,900
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		410,000	416,150
7.5%, 11/1/2019		745,000	787,837
Regency Energy Partners LP, 5.875%, 3/1/2022		25,000	27,156
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		690,000	729,675
5.625%, 4/15/2023		155,000	161,588
144A, 5.75%, 5/15/2024		175,000	182,438
Samson Investment Co., 144A, 10.75%, 2/15/2020		155,000	163,331
SandRidge Energy, Inc., 7.5%, 3/15/2021		1,935,000	2,097,056
SESI LLC, 6.375%, 5/1/2019		235,000	250,863
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		50,000	51,250
Swift Energy Co., 7.875%, 3/1/2022 (b)		290,000	303,050
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	434,600
Welltec AS, 144A, 8.0%, 2/1/2019		400,000	426,000
		Principal Amount ($)(a)	Value ($)

Whiting Petroleum Corp., 5.0%, 3/15/2019		240,000	252,600
WPX Energy, Inc., 5.25%, 1/15/2017		510,000	543,150
			22,359,019
Financials 6.0%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		470,000	518,175
CIT Group, Inc.:
3.875%, 2/19/2019		2,810,000	2,853,836
5.25%, 3/15/2018		540,000	579,825
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		330,000	360,525
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049 (b)		230,000	231,495
E*TRADE Financial Corp.:
6.375%, 11/15/2019		585,000	633,262
6.75%, 6/1/2016		710,000	770,350
Hellas Telecommunications Finance, 144A, 8.328%**, 7/15/2015 (PIK)*	EUR	322,107	0
International Lease Finance Corp.:
3.875%, 4/15/2018		385,000	394,625
6.25%, 5/15/2019		320,000	358,400
8.75%, 3/15/2017		245,000	284,813
Morgan Stanley, Series H, 5.45%, 7/29/2049		155,000	157,827
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		290,000	311,025
(REIT), 6.875%, 5/1/2021		295,000	321,550
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		160,000	169,200
Popular, Inc., 7.0%, 7/1/2019 (c)		145,000	147,175
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		825,000	879,656
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		260,000	268,613
UniCredit SpA, 8.0%, 4/3/2049		500,000	532,500
			9,772,852
Health Care 5.7%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		100,000	106,000
7.75%, 2/15/2019		500,000	532,500
Biomet, Inc.:
6.5%, 8/1/2020		355,000	382,512
6.5%, 10/1/2020		100,000	106,750
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,155,000	1,211,306
144A, 5.125%, 8/1/2021		55,000	56,375
144A, 6.875%, 2/1/2022		220,000	233,200
7.125%, 7/15/2020 (b)		635,000	687,387
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		525,000	521,062
Endo Finance LLC:
144A, 5.375%, 1/15/2023		215,000	214,731
144A, 5.75%, 1/15/2022		220,000	224,400
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		220,000	239,800
		Principal Amount ($)(a)	Value ($)

Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	452,550
HCA, Inc.:
6.5%, 2/15/2020		890,000	1,001,250
7.5%, 2/15/2022		305,000	351,894
Hologic, Inc., 6.25%, 8/1/2020		200,000	211,000
IMS Health, Inc., 144A, 6.0%, 11/1/2020		250,000	262,500
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		275,000	288,063
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		345,000	370,875
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		299,000	330,395
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		165,000	176,963
Valeant Pharmaceuticals International, Inc. 144A: 6.375%, 10/15/2020		245,000	260,313
7.5%, 7/15/2021		1,050,000	1,162,875
			9,384,701
Industrials 9.5%
ADT Corp.:
3.5%, 7/15/2022		150,000	136,500
4.125%, 4/15/2019		45,000	45,281
6.25%, 10/15/2021 (b)		145,000	153,700
Aguila 3 SA, 144A, 7.875%, 1/31/2018		480,000	506,400
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		480,000	495,600
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		610,000	642,025
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		245,000	240,713
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		341,960	352,219
BakerCorp International, Inc., 8.25%, 6/1/2019		335,000	345,887
BE Aerospace, Inc., 6.875%, 10/1/2020		180,000	195,525
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	367,425
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		160,000	162,800
144A, 5.75%, 3/15/2022 (b)		225,000	230,625
144A, 6.0%, 10/15/2022		265,000	271,625
Casella Waste Systems, Inc., 7.75%, 2/15/2019		275,000	287,375
Covanta Holding Corp., 5.875%, 3/1/2024		220,000	227,425
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		275,000	296,313
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		220,000	228,250
DigitalGlobe, Inc., 5.25%, 2/1/2021		160,000	158,400
Ducommun, Inc., 9.75%, 7/15/2018		305,000	339,407
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		470,000	496,437
FTI Consulting, Inc., 6.0%, 11/15/2022		205,000	210,894
Garda World Security Corp., 144A, 7.25%, 11/15/2021		290,000	304,863
		Principal Amount ($)(a)	Value ($)

Gates Global LLC, 144A, 6.0%, 7/15/2022		190,000	190,000
GenCorp, Inc., 7.125%, 3/15/2021		535,000	584,487
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		280,000	296,100
7.125%, 3/15/2021		60,000	65,550
Interactive Data Corp., 144A, 5.875%, 4/15/2019		260,000	263,900
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		575,000	615,250
Meritor, Inc.:
6.25%, 2/15/2024		215,000	225,213
6.75%, 6/15/2021		300,000	322,680
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		830,000	854,900
8.125%, 2/15/2019		410,000	431,012
Nortek, Inc., 8.5%, 4/15/2021		440,000	486,200
Oshkosh Corp., 5.375%, 3/1/2022		165,000	169,950
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		275,000	266,063
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		285,000	289,275
6.75%, 12/15/2020		205,000	220,375
Titan International, Inc., 6.875%, 10/1/2020		590,000	598,850
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		260,000	267,150
144A, 6.5%, 7/15/2024		155,000	161,394
7.5%, 7/15/2021		470,000	520,525
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		130,000	130,325
United Rentals North America, Inc.:
5.75%, 7/15/2018		365,000	385,987
6.125%, 6/15/2023		25,000	26,813
7.375%, 5/15/2020		595,000	657,475
7.625%, 4/15/2022		595,000	667,887
Watco Companies LLC, 144A, 6.375%, 4/1/2023		155,000	158,100
			15,551,150
Information Technology 5.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		105,000	110,513
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		805,000	867,387
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		255,000	266,475
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		200,000	213,500
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		450,000	462,938
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		320,000	312,000
CDW LLC, 8.5%, 4/1/2019		1,180,000	1,277,350
CyrusOne LP, 6.375%, 11/15/2022		105,000	113,138
eAccess Ltd., 144A, 8.25%, 4/1/2018		335,000	361,800
EarthLink Holdings Corp., 7.375%, 6/1/2020		245,000	261,231
Entegris, Inc., 144A, 6.0%, 4/1/2022		160,000	164,800
Equinix, Inc.:
5.375%, 4/1/2023		725,000	741,312
7.0%, 7/15/2021		215,000	237,575
		Principal Amount ($)(a)	Value ($)

First Data Corp.:
144A, 6.75%, 11/1/2020		611,000	661,407
144A, 7.375%, 6/15/2019		250,000	268,438
144A, 8.75%, 1/15/2022 (PIK)		910,000	1,004,412
144A, 8.875%, 8/15/2020		495,000	547,594
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		275,000	292,875
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		445,000	496,175
7.625%, 6/15/2021		230,000	263,350
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		110,000	117,975
NCR Corp.:
144A, 5.875%, 12/15/2021		55,000	58,025
144A, 6.375%, 12/15/2023		135,000	146,475
NXP BV, 144A, 3.75%, 6/1/2018		250,000	250,625
Sanmina Corp., 144A, 4.375%, 6/1/2019		25,000	24,969
			9,522,339
Materials 5.7%
Ardagh Packaging Finance PLC, 144A, 3.211%, 12/15/2019 (c)		310,000	309,225
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		155,000	153,450
Berry Plastics Corp.:
5.5%, 5/15/2022		435,000	437,447
9.75%, 1/15/2021		460,000	524,400
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		317,975	333,476
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		410,000	432,037
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	144,638
Clearwater Paper Corp., 7.125%, 11/1/2018		390,000	409,500
Crown Americas LLC, 6.25%, 2/1/2021		50,000	53,500
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		230,000	247,250
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		275,000	294,250
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		551,000	567,530
144A, 7.0%, 2/15/2021		551,000	566,841
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		315,000	325,237
144A, 8.25%, 11/1/2019 (b)		270,000	293,963
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		505,000	535,300
8.875%, 2/1/2018		270,000	280,800
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		310,000	286,750
Kaiser Aluminum Corp., 8.25%, 6/1/2020		260,000	292,500
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	549,445
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		455,000	487,987
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		250,000	263,750
Polymer Group, Inc., 7.75%, 2/1/2019		270,000	286,875
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		270,000	283,500
144A, 8.25%, 1/15/2021 (b)		200,000	210,000
		Principal Amount ($)(a)	Value ($)

Sealed Air Corp.:
144A, 8.125%, 9/15/2019		150,000	165,188
144A, 8.375%, 9/15/2021		150,000	171,750
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		210,000	212,625
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		200,000	206,500
			9,325,714
Telecommunication Services 18.5%
Altice Financing SA:
144A, 7.875%, 12/15/2019		235,000	257,208
144A, 6.5%, 1/15/2022		200,000	213,000
Altice Finco SA, 144A, 9.875%, 12/15/2020		235,000	270,838
Altice SA, 144A, 7.75%, 5/15/2022		245,000	261,538
B Communications Ltd., 144A, 7.375%, 2/15/2021		270,000	290,250
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		105,000	110,775
Series W, 6.75%, 12/1/2023		280,000	305,900
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,505,000	1,649,856
8.75%, 3/15/2018		640,000	671,200
CommScope, Inc., 144A, 5.0%, 6/15/2021		260,000	265,200
CPI International, Inc., 8.75%, 2/15/2018		260,000	272,350
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		265,000	276,263
144A, 8.25%, 9/30/2020		1,560,000	1,700,400
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	211,000
144A, 8.25%, 9/1/2017		1,090,000	1,121,392
Frontier Communications Corp.:
7.125%, 1/15/2023		1,370,000	1,452,200
8.25%, 4/15/2017		348,000	404,115
8.5%, 4/15/2020		100,000	118,000
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		465,000	462,675
7.25%, 10/15/2020		1,230,000	1,325,325
7.5%, 4/1/2021		1,270,000	1,390,650
8.5%, 11/1/2019		580,000	616,250
Intelsat Luxembourg SA:
7.75%, 6/1/2021		670,000	709,362
8.125%, 6/1/2023		105,000	113,531
Level 3 Communications, Inc., 8.875%, 6/1/2019		55,000	60,156
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		165,000	176,756
7.0%, 6/1/2020		1,260,000	1,376,550
8.125%, 7/1/2019		670,000	731,137
8.625%, 7/15/2020		510,000	571,200
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		705,000	752,587
7.875%, 9/1/2018		420,000	441,126
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		720,000	720,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	216,500
SBA Communications Corp., 5.625%, 10/1/2019		200,000	211,750
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		245,000	281,750
144A, 9.0%, 11/15/2018		845,000	1,024,562
9.125%, 3/1/2017		310,000	363,087
		Principal Amount ($)(a)	Value ($)

Sprint Corp., 144A, 7.125%, 6/15/2024		770,000	816,200
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		110,000	116,738
6.5%, 1/15/2024		110,000	117,563
6.625%, 4/1/2023 (b)		245,000	265,825
tw telecom holdings, Inc.:
5.375%, 10/1/2022		320,000	360,938
6.375%, 9/1/2023		245,000	278,688
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	197,025
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,480,000	1,628,000
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	327,750
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		195,000	211,331
144A, 7.25%, 2/15/2018		410,000	433,165
Windstream Corp.:
6.375%, 8/1/2023		265,000	268,644
7.5%, 4/1/2023		420,000	454,650
7.75%, 10/15/2020		1,880,000	2,037,450
7.75%, 10/1/2021		675,000	737,437
7.875%, 11/1/2017		495,000	569,869
			30,217,712
Utilities 2.3%
AES Corp.:
3.229%,** 6/1/2019		175,000	176,313
8.0%, 10/15/2017		51,000	59,415
8.0%, 6/1/2020		525,000	631,312
Calpine Corp.:
144A, 7.5%, 2/15/2021		387,000	419,895
144A, 7.875%, 7/31/2020		428,000	464,380
Enel SpA, 144A, 8.75%**, 9/24/2073		360,000	423,900
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		550,000	415,250
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019 (c)		190,000	190,475
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		770,000	804,650
7.875%, 5/15/2021		215,000	238,379
			3,823,969
Total Corporate Bonds (Cost $137,003,693)			143,817,721

Government & Agency Obligation 0.6%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (d) (Cost $1,060,442)		1,050,000	1,060,828

Loan Participations and Assignments 1.3%
Senior Loans**
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		700,000	0
Ardagh Holdings U.S.A., Inc., Term Loan B, 4.25%, 12/17/2019		438,897	441,092
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		310,000	322,206
DaVita HealthCare Partners, Inc., Term Loan B, Zero Coupon, 6/24/2021		470,000	472,698
		Principal Amount ($)(a)	Value ($)

Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		309,223	309,674
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		309,225	307,756
Spansion LLC, Term Loan, Zero Coupon, 12/19/2019		190,000	190,791
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		36,284	37,463
Total Loan Participations and Assignments (Cost $2,767,723)			2,081,680

Convertible Bonds 1.7%
Consumer Discretionary 0.1%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		145,000	150,981
Materials 1.6%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,297,793	2,613,106
Total Convertible Bonds (Cost $1,433,710)			2,764,087

Preferred Security 0.6%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $767,119)		1,135,000	1,027,175

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)	15	44,160
Trump Entertainment Resorts, Inc.*	45	0
		44,160
Industrials 0.0%
Congoleum Corp.*	24,000	0
	Shares	Value ($)

Materials 0.0%
GEO Specialty Chemicals, Inc.*	24,225	18,726
GEO Specialty Chemicals, Inc. 144A*	2,206	1,705
		20,431
Total Common Stocks (Cost $345,217)		64,591

Preferred Stock 0.7%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,058,296)	1,134	1,142,541

Warrants 0.1%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	119,802	91,708
Hercules Trust II, Expiration Date 3/31/2029*	1,100	7,077
Total Warrants (Cost $244,286)		98,785

Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 0.08% (f) (g) (Cost $9,098,382)	9,098,382	9,098,382

Cash Equivalents 5.8%
Central Cash Management Fund, 0.06% (f) (Cost $9,427,233)	9,427,233	9,427,233

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $163,206,101)†	104.4	170,583,023
Other Assets and Liabilities, Net	(4.4)	(7,241,952)
Net Assets	100.0	163,341,071

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5% %	6/15/2010	USD	700,000	700,000	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	550,000	322,434	415,250
Hellas Telecommunications Finance*	8.328%	7/15/2015	EUR	322,107	92,199	0
					1,114,633	415,250

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

† The cost for federal income tax purposes was $163,206,101. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $7,376,922. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,876,751 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,499,829.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $8,762,305, which is 5.4% of net assets.

(c) When-issued security.

(d) At June 30, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.

(e) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	53,353	44,160	0.03

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

At June 30, 2014, open credit default swap contracts sold were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/Quality Rating (i)	Value ($)	Unrealized Appreciation ($)
10/19/2013 12/20/2018	11,880,000	5.0%	Markit Dow Jones CDX North America High Yield Index	1,106,046	378,802

Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
12/20/2011 3/20/2017	370,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB–	41,093	8,486	32,607
9/30/2013 12/20/2018	300,000	2	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	38,566	25,265	13,301
9/30/2013 12/20/2018	1,125,000	3	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	144,624	100,063	44,561
6/20/2013 9/20/2018	245,000	1	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	37,264	18,485	18,779
6/21/2010 9/20/2015	215,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	13,159	(19,350)	32,509
6/21/2010 9/20/2015	105,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	6,426	(8,400)	14,826
6/21/2010 9/20/2015	560,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	34,276	(9,983)	44,259
6/21/2010 9/20/2015	175,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	10,711	(16,625)	27,336
6/21/2010 9/20/2015	100,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	6,121	(6,896)	13,017
6/20/2011 9/20/2016	575,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	61,378	23,641	37,737
3/21/2011 6/20/2016	1,085,000	2	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB–	103,702	51,299	52,403
6/20/2011 9/20/2016	440,000	2	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, CCC+	5,393	7,292	(1,899)
9/20/2012 12/20/2017	485,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	69,361	25,038	44,323
6/20/2011 9/20/2015	1,145,000	5	5.0%	HCA, Inc., 6.375%, 1/15/2015, B–	65,704	17,820	47,884
3/21/2011 6/20/2016	610,000	3	5.0%	HCA, Inc., 6.375%, 1/15/2015, B–	52,704	9,005	43,699
6/20/2013 9/20/2018	470,000	5	5.0%	HCA, Inc., 8.0%, 10/1/2018, B–	64,730	31,728	33,002
6/20/2013 9/20/2018	730,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB–	89,956	36,625	53,331
12/20/2013 3/20/2019	3,000,000	5	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB–	363,340	293,847	69,493
Total net unrealized appreciation							621,168

(h) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Credit Suisse

2 Barclays Bank PLC

3 JPMorgan Chase Securities, Inc.

4 Bank of America

5 Goldman Sachs & Co.

6 UBS AG

At June 30, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	593,00	USD	804,674	7/25/2014	(7,405)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (j)
Corporate Bonds	$—	$143,817,721	$0	$143,817,721
Government & Agency Obligation	—	1,060,828	—	1,060,828
Loan Participations and Assignments	—	2,081,680	0	2,081,680
Convertible Bonds	—	150,981	2,613,106	2,764,087
Preferred Security	—	1,027,175	—	1,027,175
Common Stocks (j)	—	—	64,591	64,591
Preferred Stocks	—	1,142,541	—	1,142,541
Warrants (j)	—	—	98,785	98,785
Short-Term Investments (j)	18,525,615	—	—	18,525,615
Derivatives (k)
Credit Default Swap Contracts	—	1,001,869	—	1,001,869
Total	$18,525,615	$150,282,795	$2,776,482	$171,584,892
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (k)
Credit Default Swap Contracts	$—	$(1,899)	$—	$(1,899)
Forward Foreign Currency Exchange Contracts	—	(7,405)	—	(7,405)
Total	$—	$(9,304)	$—	$(9,304)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Loan Participations and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2013	$0	$0	$2,514,085	$289,546	$99,821	$2,903,452
Realized gains (loss)	(965,174)	—	—	44,875	—	(920,299)
Change in unrealized appreciation (depreciation)	965,174	—	93,214	(42,629)	(1,036)	1,014,723
Amortization of premium/accretion of discount	—	—	5,807	—	—	5,807
Purchases	—	—	—	—	—	—
(Sales)	—	—	—	(227,201)	—	(227,201)
Transfer into Level 3	—	—	—	—	—	—
Balance as of June 30, 2014	$0	$0	$2,613,106	$64,591	$98,785	$2,776,482
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2014	$0	$0	$93,214	$2,246	$(1,036)	$94,424

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 6/30/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$44,160	Asset Valuation	Book Value of Equity	$3,753 per share
			Discount for lack of marketability	20%
	$0	Asset Valuation	Book Value of Equity	0%
Industrials	$0	Asset Valuation	Book Value of Equity	0%
Materials	$20,431	Market Approach	EV/EBITDA Multiple	6.37
			Discount to public comparables	20%
			Discount for lack of marketability	25%
Warrants
Materials	$7,077	Black Scholes Option Pricing Model	Implied Volatility	25.6%
			Discount for lack of marketability	20%
	$91,708	Market Approach	EV/EBITDA Multiple	6.37
			Discount to public comparables	20%
			Discount for lack of marketability	25%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Price	0
Corporate Bonds
Finance	$0	Asset Valuation	Book Value	0
Convertible Bonds
Consumer Discretionary	$2,613,106	Convertible Bond Methodology	EV/EBITDA Multiple	6.37
			Discount to public comparable	20%
			Discount for lack of marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology. A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement. Generally, there is an inverse relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $144,680,486) — including $8,762,305 of securities loaned	$152,057,408
Investment in Daily Assets Fund Institutional (cost $9,098,382)*	9,098,382
Investment in Central Cash Management Fund (cost $9,427,233)	9,427,233
Total investments in securities, at value (cost $163,206,101)	170,583,023
Cash	21,804
Foreign currency, at value (cost $637)	642
Receivable for investments sold	755,066
Receivable for investments sold — when-issued/delayed delivery security	268,138
Receivable for Fund shares sold	7,923
Interest receivable	2,389,685
Unrealized appreciation on bilateral swap contracts	623,067
Upfront payments paid on bilateral swap contracts	648,594
Other assets	1,017
Total assets	175,298,959
Liabilities
Payable upon return of securities loaned	9,098,382
Payable for investments purchased	877,476
Payable for investments purchased — when-issued/delayed delivery security	1,453,881
Payable for Fund shares redeemed	276,898
Unrealized depreciation on bilateral swap contracts	1,899
Unrealized depreciation on forward foreign currency exchange contracts	7,405
Upfront payments received on swap contracts	61,253
Accrued management fee	67,242
Payable for variation margin on centrally cleared swaps	12,788
Accrued Trustees' fees	9
Other accrued expenses and payables	100,655
Total liabilities	11,957,888
Net assets, at value	$163,341,071
Net Assets Consist of
Undistributed net investment income	3,054,494
Net unrealized appreciation (depreciation) on: Investments	7,376,922
Swap contracts	999,970
Foreign currency	(7,360)
Accumulated net realized gain (loss)	(40,241,113)
Paid-in capital	192,158,158
Net assets, at value	$163,341,071
Class A Net Asset Value, offering and redemption price per share ($160,221,247 ÷ 23,447,650 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.83
Class B Net Asset Value, offering and redemption price per share ($3,119,824 ÷ 453,335 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.88

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Interest	$4,716,740
Dividends	35,730
Income distributions — Central Cash Management Fund	3,743
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	18,254
Total income	4,774,467
Expenses: Management fee	407,316
Administration fee	81,463
Distribution service fee (Class B)	1,741
Recordkeeping fees (Class B)	954
Services to shareholders	892
Custodian fee	15,585
Professional fees	44,391
Reports to shareholders	20,732
Trustees' fees and expenses	4,305
Other	21,526
Total expenses before expense reductions	598,905
Expense reductions	(10,629)
Total expenses after expense reductions	588,276
Net investment income (loss)	4,186,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	421,661
Swap contracts	487,614
Foreign currency	6,059
915,334
Change in net unrealized appreciation (depreciation) on: Investments	3,133,624
Swap contracts	(15,161)
Foreign currency	(4,568)
3,113,895
Net gain (loss)	4,029,229
Net increase (decrease) in net assets resulting from operations	$8,215,420

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$4,186,191	$9,500,105
Operations: Net investment income	$4,186,191	$9,500,105
Net realized gain (loss)	915,334	3,917,069
Change in net unrealized appreciation (depreciation)	3,113,895	(804,655)
Net increase (decrease) in net assets resulting from operations	8,215,420	12,612,519
Distributions to shareholders from: Net investment income: Class A	(10,554,088)	(12,380,542)
Class B	(119,183)	(6,491)
Total distributions	(10,673,271)	(12,387,033)
Fund share transactions: Class A Proceeds from shares sold	4,131,186	37,136,318
Reinvestment of distributions	10,554,088	12,380,542
Payments for shares redeemed	(17,083,757)	(63,021,014)
Net increase (decrease) in net assets from Class A share transactions	(2,398,483)	(13,504,154)
Class B Proceeds from shares sold	3,059,469	674,207
Reinvestment of distributions	119,183	6,491
Payments for shares redeemed	(333,255)	(452,620)
Net increase (decrease) in net assets from Class B share transactions	2,845,397	228,078
Increase (decrease) in net assets	(2,010,937)	(13,050,590)
Net assets at beginning of period	165,352,008	178,402,598
Net assets at end of period (including undistributed net investment income of $3,054,494 and $9,541,574, respectively)	$163,341,071	$165,352,008
Other Information
Class A Shares outstanding at beginning of period	23,727,813	25,717,511
Shares sold	590,798	5,481,259
Shares issued to shareholders in reinvestment of distributions	1,575,237	1,834,154
Shares redeemed	(2,446,198)	(9,305,111)
Net increase (decrease) in Class A shares	(280,163)	(1,989,698)
Shares outstanding at end of period	23,447,650	23,727,813
Class B Shares outstanding at beginning of period	46,339	13,214
Shares sold	436,688	98,852
Shares issued to shareholders in reinvestment of distributions	17,657	955
Shares redeemed	(47,349)	(66,682)
Net increase (decrease) in Class B shares	406,996	33,125
Shares outstanding at end of period	453,335	46,339

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$6.96		$6.93		$6.56	$6.90	$6.55	$5.30
Income (loss) from investment operations: Net investment incomea	.18		.39		.45	.51	.52	.51
Net realized and unrealized gain (loss)	.16		.14		.48	(.24)	.36	1.40
Total from investment operations	.34		.53		.93	.27	.88	1.91
Less distributions from: Net investment income	(.47)		(.50)		(.56)	(.61)	(.53)	(.66)
Net asset value, end of period	$6.83		$6.96		$6.93	$6.56	$6.90	$6.55
Total Return (%)	5.01	b**	7.91	b	14.91	3.84	14.00	39.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	160		165		178	169	195	197
Ratio of expenses before expense reductions (%)	.73	*	.73		.72	.72	.72	.67
Ratio of expenses after expense reductions (%)	.72	*	.72		.72	.72	.72	.67
Ratio of net investment income (%)	5.14	*	5.69		6.68	7.59	7.90	8.81
Portfolio turnover rate (%)	45	**	58		58	59	93	66
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$6.99		$6.97		$6.59		$6.93	$6.58	$5.31
Income (loss) from investment operations: Net investment incomea	.17		.36		.43		.49	.50	.49
Net realized and unrealized gain (loss)	.17		.15		.49		(.24)	.36	1.42
Total from investment operations	.34		.51		.92		.25	.86	1.91
Less distributions from: Net investment income	(.45)		(.49)		(.54)		(.59)	(.51)	(.64)
Net asset value, end of period	$6.88		$6.99		$6.97		$6.59	$6.93	$6.58
Total Return (%)	5.04	b**	7.44	b	14.70	b	3.57	13.64	39.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		.3		.1		.1	.1	.2
Ratio of expenses before expense reductions (%)	1.12	*	1.10		.99		.99	.99	.94
Ratio of expenses after expense reductions (%)	.97	*	.97		.99		.99	.99	.94
Ratio of net investment income (%)	4.97	*	5.29		6.42		7.33	7.63	8.54
Portfolio turnover rate (%)	45	**	58		58		59	93	66
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche High Income VIP (formerly DWS High Income VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, debt securities are valued at the average of most recent reliable bid quotation or evaluated price, as applicable, obtained from broker-dealers and loan the participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $41,157,000, including $39,235,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2014 ($3,844,000), December 31, 2015 ($858,000), December 31, 2016 ($17,301,000) and December 31, 2017 ($17,232,000), the respective expiration dates, whichever occurs first; and approximately $1,922,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward currency contracts, investments in swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for the Fund, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the Fund's investment in credit default swap contracts sold had a total notional value generally indicative of a range from $23,615,000 to $26,735,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the Fund's investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $805,000 to $1,634,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contract (a)	$1,001,869
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Unrealized appreciation on swap contracts. Unsettled variation margin for centrally cleared swaps is disclosed separately within the Statement of Assets and Liabilities.

Liability Derivative	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$(1,899)	$(1,899)
Foreign Exchange Contracts (b)	(7,405)	—	(7,405)
	$(7,405)	$(1,899)	$(9,304)
Each of the above derivatives is located in the following Statement of Assets and Liabilities account:
(a) Unrealized depreciation on swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$487,614	$487,614
Foreign Exchange Contracts (b)	14,619	—	14,619
	$14,619	$487,614	$502,233
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$(15,161)	$(15,161)
Foreign Exchange Contracts (b)	(4,552)	—	(4,552)
	$(4,552)	$(15,161)	$(19,713)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on swap contracts
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following table:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of America	$135,327	$—	$—	$135,327
Barclays Bank PLC	65,704	(1,899)	—	63,805
Credit Suisse	98,721	—	—	98,721
Goldman Sachs & Co.	163,396	—	—	163,396
JPMorgan Chase Securities, Inc.	115,596	(7,405)	—	108,191
UBS AG	44,323	—	—	44,323
	$623,067	$(9,304)	$—	$613,763
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,899	$(1,899)	$—	$—
JPMorgan Chase Securities, Inc.	7,405	(7,405)	—	—
	$9,304	$(9,304)	$—	$—

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments and U.S. Treasury securities) aggregated $68,556,490 and $60,116,213, respectively. Purchases and sales of U.S. Treasury obligations aggregated $1,062,179 and $5,838,862, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.500%
Next $750 million	.470%
Next $1.5 billion	.450%
Next $2.5 billion	.430%
Next $2.5 billion	.400%
Next $2.5 billion	.380%
Next $2.5 billion	.360%
Over $12.5 billion	.340%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.50% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.72%
Class B	.97%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$9,583
Class B	1,046
$10,629

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $81,463, of which $13,474 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$147	$72
Class B	20	5
	$167	$77

Distribution Service Agreement. Under the Fund's Class B 12b-1 plans, DeAWM Distributors, Inc. ("DDI") received a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2014, the Distribution Service Fee was $1,741, of which $641 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,750, of which $3,084 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1,608.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 61% and 29%. One participating insurance company was the owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 97%.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

H. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,050.10	$1,050.40
Expenses Paid per $1,000*	$3.66	$4.93
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,021.22	$1.019.98
Expenses Paid per $1,000*	$3.61	$4.86

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series II — Deutsche High Income VIP	.72%	.97%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS High Income VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

—The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be equal to the median of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2HI-3 (R-028385-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Large Cap Value VIP
(formerly DWS Large Cap Value VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Management Team
6 Investment Portfolio
9 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
11 Financial Highlights
13 Notes to Financial Statements
17 Information About Your Fund's Expenses
18 Proxy Voting
19 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.78% and 1.09% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment in Deutsche Large Cap Value VIP

The Russell 1000® Value Index is an unmanaged index that consists of those stocks in the Russell 1000® Index with less-than-average growth orientation. The Russell 1000® Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Large Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,753	$12,293	$14,499	$20,017	$19,495
	Average annual total return	7.53%	22.93%	13.18%	14.89%	6.90%
Russell 1000® Value Index	Growth of $10,000	$10,828	$12,381	$15,982	$24,095	$21,641
	Average annual total return	8.28%	23.81%	16.92%	19.23%	8.03%
Deutsche Large Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,731	$12,257	$14,362	$19,716	$18,842
	Average annual total return	7.31%	22.57%	12.83%	14.54%	6.54%
Russell 1000® Value Index	Growth of $10,000	$10,828	$12,381	$15,982	$24,095	$21,641
	Average annual total return	8.28%	23.81%	16.92%	19.23%	8.03%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Common Stocks	96%	99%
Cash Equivalents	4%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/14	12/31/13

Financials	22%	24%
Health Care	18%	14%
Energy	16%	14%
Information Technology	13%	11%
Consumer Staples	8%	11%
Consumer Discretionary	6%	8%
Industrials	6%	7%
Utilities	6%	5%
Telecommunication Services	3%	2%
Materials	2%	4%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Thomas Schuessler, PhD
Lead Portfolio Manager

Peter Steffen, CFA
Oliver Pfeil, PhD
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 96.4%
Consumer Discretionary 6.3%
Automobiles 0.8%
Ford Motor Co.	200,000	3,448,000
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp.	40,000	4,029,600
Household Durables 0.9%
Jarden Corp.*	30,000	1,780,500
MDC Holdings, Inc. (a)	75,000	2,271,750
		4,052,250
Media 3.4%
Comcast Corp. "A"	170,000	9,125,600
News Corp. "A"*	100,000	1,794,000
Time Warner, Inc.	30,000	2,107,500
Walt Disney Co.	27,500	2,357,850
		15,384,950
Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co.	13,615	1,125,280
Consumer Staples 7.6%
Beverages 1.3%
PepsiCo, Inc.	67,500	6,030,450
Food & Staples Retailing 2.0%
CVS Caremark Corp.	55,000	4,145,350
Sysco Corp. (a)	50,000	1,872,500
Walgreen Co.	37,500	2,779,875
		8,797,725
Food Products 1.0%
Kellogg Co.	40,000	2,628,000
Tyson Foods, Inc. "A"	45,000	1,689,300
		4,317,300
Household Products 2.5%
Energizer Holdings, Inc.	20,000	2,440,600
Procter & Gamble Co.	112,500	8,841,375
		11,281,975
Tobacco 0.8%
Altria Group, Inc.	90,000	3,774,600
Energy 15.4%
Energy Equipment & Services 1.1%
Diamond Offshore Drilling, Inc. (a)	50,000	2,481,500
National Oilwell Varco, Inc.	32,500	2,676,375
		5,157,875
Oil, Gas & Consumable Fuels 14.3%
Apache Corp.	55,000	5,534,100
ARC Resources Ltd. (a)	49,896	1,519,255
Canadian Oil Sands Ltd.	180,000	4,078,909
Chevron Corp.	82,500	10,770,375
ConocoPhillips	42,500	3,643,525
Devon Energy Corp.	40,000	3,176,000
Exxon Mobil Corp.	165,000	16,612,200
Hess Corp. (a)	25,000	2,472,250
Occidental Petroleum Corp.	87,500	8,980,125
Parkland Fuel Corp. (a)	57,100	1,100,207
Phillips 66	35,000	2,815,050
Suncor Energy, Inc.	75,000	3,197,250
		63,899,246
	Shares	Value ($)

Financials 20.9%
Banks 10.8%
Bank of America Corp.	350,000	5,379,500
Canadian Imperial Bank of Commerce (a)	40,000	3,639,942
Citigroup, Inc.	200,000	9,420,000
JPMorgan Chase & Co.	200,000	11,524,000
PNC Financial Services Group, Inc.	90,000	8,014,500
U.S. Bancorp.	75,000	3,249,000
Wells Fargo & Co.	135,000	7,095,600
		48,322,542
Capital Markets 2.4%
Bank of New York Mellon Corp.	70,000	2,623,600
BlackRock, Inc.	7,000	2,237,200
Franklin Resources, Inc.	62,500	3,615,000
Legg Mason, Inc. (a)	47,500	2,437,225
		10,913,025
Consumer Finance 1.3%
Capital One Financial Corp.	70,000	5,782,000
Insurance 6.0%
ACE Ltd.	20,000	2,074,000
Allstate Corp.	47,500	2,789,200
American International Group, Inc.	52,500	2,865,450
Fidelity National Financial, Inc. "A"	65,000	2,129,400
First American Financial Corp.	77,500	2,153,725
PartnerRe Ltd.	27,500	3,003,275
Prudential Financial, Inc.	75,000	6,657,750
The Travelers Companies, Inc.	42,500	3,997,975
Unum Group	29,260	1,017,078
		26,687,853
Real Estate Management & Development 0.4%
Brookfield Asset Management, Inc. "A" (a)	40,000	1,760,800
Health Care 17.4%
Biotechnology 1.1%
Amgen, Inc.	40,000	4,734,800
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	50,000	2,045,000
C.R. Bard, Inc.	35,000	5,005,350
Medtronic, Inc.	95,000	6,057,200
		13,107,550
Health Care Providers & Services 3.7%
Aetna, Inc.	27,500	2,229,700
Cardinal Health, Inc.	57,500	3,942,200
UnitedHealth Group, Inc.	35,000	2,861,250
WellPoint, Inc.	70,000	7,532,700
		16,565,850
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	45,000	2,584,800
Pharmaceuticals 9.1%
Eli Lilly & Co.	80,000	4,973,600
Johnson & Johnson	82,500	8,631,150
Merck & Co., Inc.	155,000	8,966,750
Pfizer, Inc.	517,500	15,359,400
Questcor Pharmaceuticals, Inc. (a)	32,500	3,005,925
		40,936,825
	Shares	Value ($)

Industrials 6.2%
Aerospace & Defense 0.8%
Raytheon Co.	37,500	3,459,375
Airlines 0.5%
Southwest Airlines Co. (a)	80,000	2,148,800
Commercial Services & Supplies 0.8%
ABM Industries, Inc.	42,877	1,156,821
Republic Services, Inc.	65,000	2,468,050
		3,624,871
Industrial Conglomerates 3.2%
Danaher Corp.	35,000	2,755,550
General Electric Co.	450,000	11,826,000
		14,581,550
Machinery 0.9%
AGCO Corp.	70,000	3,935,400
Information Technology 12.1%
Communications Equipment 2.2%
Brocade Communications Systems, Inc.	137,500	1,265,000
Cisco Systems, Inc.	350,000	8,697,500
		9,962,500
Electronic Equipment, Instruments & Components 0.8%
Tech Data Corp.*	56,514	3,533,255
IT Services 0.4%
Xerox Corp.	125,000	1,555,000
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	60,000	3,244,200
Intel Corp.	150,000	4,635,000
Texas Instruments, Inc.	55,000	2,628,450
		10,507,650
Software 3.5%
Activision Blizzard, Inc.	125,000	2,787,500
Microsoft Corp.	160,000	6,672,000
Oracle Corp.	150,000	6,079,500
		15,539,000
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	49,000	4,553,570
EMC Corp.	82,500	2,173,050
Hewlett-Packard Co.	107,500	3,620,600
Western Digital Corp.	30,000	2,769,000
		13,116,220
Materials 1.8%
Chemicals 1.5%
Celanese Corp. "A"	35,000	2,249,800
CF Industries Holdings, Inc.	7,500	1,803,975
LyondellBasell Industries NV "A"	25,000	2,441,250
		6,495,025
	Shares	Value ($)

Paper & Forest Products 0.3%
Western Forest Products, Inc.	675,000	1,410,665
Telecommunication Services 3.2%
Diversified Telecommunication Services
AT&T, Inc.	140,000	4,950,400
BCE, Inc.	60,460	2,742,466
Verizon Communications, Inc.	140,000	6,850,200
		14,543,066
Utilities 5.5%
Electric Utilities 3.0%
American Electric Power Co., Inc.	42,500	2,370,225
Duke Energy Corp.	27,500	2,040,225
Entergy Corp.	25,000	2,052,250
Pinnacle West Capital Corp.	30,000	1,735,200
PPL Corp.	62,500	2,220,625
Southern Co. (a)	65,000	2,949,700
		13,368,225
Gas Utilities 0.8%
UGI Corp.	70,000	3,535,000
Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	150,000	2,332,500
Multi-Utilities 1.2%
Public Service Enterprise Group, Inc.	80,000	3,263,200
Wisconsin Energy Corp.	50,000	2,346,000
		5,609,200
Total Common Stocks (Cost $328,855,658)		431,952,598

Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $20,493,704)	20,493,704	20,493,704

Cash Equivalents 4.3%
Central Cash Management Fund, 0.06% (b) (Cost $19,448,993)	19,448,993	19,448,993

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $368,798,355)†	105.3	471,895,295
Other Assets and Liabilities, Net	(5.3)	(23,749,392)
Net Assets	100.0	448,145,903

* Non-income producing security.

† The cost for federal income tax purposes was $369,960,994. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $101,934,301. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,192,767 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,258,466.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $19,964,910, which is 4.5% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$431,952,598	$—	$—	$431,952,598
Short-Term Investments	39,942,697	—	—	39,942,697
Total	$471,895,295	$—	$—	$471,895,295

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $328,855,658) — including $19,964,910 of securities loaned	$431,952,598
Investment in Daily Assets Fund Institutional (cost $20,493,704)*	20,493,704
Investment in Central Cash Management Fund (cost $19,448,993)	19,448,993
Total investments in securities, at value (cost $368,798,355)	471,895,295
Cash	47,441
Foreign currency, at value (cost $50,531)	52,013
Receivable for investments sold	32,664,997
Receivable for Fund shares sold	47,594
Dividends receivable	553,196
Interest receivable	23,110
Foreign taxes recoverable	3,840
Other assets	2,527
Total assets	505,290,013
Liabilities
Payable upon return of securities loaned	20,493,704
Payable for investments purchased	35,766,063
Payable for Fund shares redeemed	567,426
Accrued management fee	218,519
Accrued Trustees' fees	994
Other accrued expenses and payables	97,404
Total liabilities	57,144,110
Net assets, at value	$448,145,903
Net Assets Consist of
Undistributed net investment income	3,485,826
Net unrealized appreciation (depreciation) on: Investments	103,096,940
Foreign currency	2,641
Accumulated net realized gain (loss)	(57,506,818)
Paid-in capital	399,067,314
Net assets, at value	$448,145,903
Class A Net Asset Value, offering and redemption price per share ($442,899,036 ÷ 26,242,841 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.88
Class B Net Asset Value, offering and redemption price per share ($5,246,867 ÷ 310,056 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.92

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $48,860)	$5,095,765
Income distributions — Central Cash Management Fund	3,858
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	81,697
Total income	5,181,320
Expenses: Management fee	1,379,701
Administration fee	215,793
Services to shareholders	2,903
Record keeping fees (Class B)	1,345
Distribution and service fee (Class B)	5,900
Custodian fee	7,364
Professional fees	35,241
Reports to shareholders	19,346
Trustees' fees and expenses	9,039
Other	8,345
Total expenses before expense reductions	1,684,977
Expense reductions	(102,370)
Total expenses after expense reductions	1,582,607
Net investment income	$3,598,713
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	40,359,549
Foreign currency	23,672
40,383,221
Change in net unrealized appreciation (depreciation) on: Investments	(12,384,413)
Foreign currency	1,924
(12,382,489)
Net gain (loss)	28,000,732
Net increase (decrease) in net assets resulting from operations	31,599,445

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$3,598,713	$7,492,381
Operations: Net investment income	$3,598,713	$7,492,381
Net realized gain (loss)	40,383,221	43,142,013
Change in net unrealized appreciation (depreciation)	(12,382,489)	59,914,889
Net increase (decrease) in net assets resulting from operations	31,599,445	110,549,283
Distributions to shareholders from: Net investment income: Class A	(7,350,279)	(8,048,782)
Class B	(66,263)	(66,664)
Total distributions	(7,416,542)	(8,115,446)
Fund share transactions: Class A Proceeds from shares sold	5,906,580	7,515,770
Reinvestment of distributions	7,350,279	8,048,782
Payments for shares redeemed	(26,691,245)	(61,510,110)
Net increase (decrease) in net assets from Class A share transactions	(13,434,386)	(45,945,558)
Class B Proceeds from shares sold	625,828	822,748
Reinvestment of distributions	66,263	66,664
Payments for shares redeemed	(357,644)	(844,581)
Net increase (decrease) in net assets from Class B share transactions	334,447	44,831
Increase (decrease) in net assets	11,082,964	56,533,110
Net assets at beginning of period	437,062,939	380,529,829
Net assets at end of period (including undistributed net investment income of $3,485,826 and $7,303,655, respectively)	$448,145,903	$437,062,939
Other Information
Class A Shares outstanding at beginning of period	27,072,074	30,284,545
Shares sold	367,175	520,949
Shares issued to shareholders in reinvestment of distributions	455,690	590,520
Shares redeemed	(1,652,098)	(4,323,940)
Net increase (decrease) in Class A shares	(829,233)	(3,212,471)
Shares outstanding at end of period	26,242,841	27,072,074
Class B Shares outstanding at beginning of period	289,672	286,965
Shares sold	38,271	55,598
Shares issued to shareholders in reinvestment of distributions	4,095	4,877
Shares redeemed	(21,982)	(57,768)
Net increase (decrease) in Class B shares	20,384	2,707
Shares outstanding at end of period	310,056	289,672

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$15.97		$12.45		$11.56		$11.80	$10.86	$8.92
Income (loss) from investment operations: Net investment income (loss)a	.13		.26		.25		.25	.23	.21
Net realized and unrealized gain (loss)	1.06		3.54		.87		(.24)	.93	1.97
Total from investment operations	1.19		3.80		1.12		.01	1.16	2.18
Less distributions from: Net investment income	(.28)		(.28)		(.23)		(.25)	(.22)	(.24)
Total distributions	(.28)		(.28)		(.23)		(.25)	(.22)	(.24)
Net asset value, end of period	$16.88		$15.97		$12.45		$11.56	$11.80	$10.86
Total Return (%)	7.53	b**	30.89	b	9.79	b	(.07)	10.77	25.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	443		432		377		396	206	214
Ratio of expenses before expense reductions (%)	.78	*	.78		.78		.79	.82	.76
Ratio of expenses after expense reductions (%)	.73	*	.74		.77		.79	.82	.76
Ratio of net investment income (loss) (%)	1.67	*	1.82		2.04		2.15	2.13	2.22
Portfolio turnover rate (%)	34	**	54		63		28	32	76
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$15.99		$12.46		$11.57		$11.81	$10.86	$8.92
Income (loss) from investment operations: Net investment income (loss)a	.11		.22		.21		.22	.20	.19
Net realized and unrealized gain (loss)	1.05		3.55		.88		(.25)	.93	1.96
Total from investment operations	1.16		3.77		1.09		(.03)	1.13	2.15
Less distributions from: Net investment income	(.23)		(.24)		(.20)		(.21)	(.18)	(.21)
Total distributions	(.23)		(.24)		(.20)		(.21)	(.18)	(.21)
Net asset value, end of period	$16.92		$15.99		$12.46		$11.57	$11.81	$10.86
Total Return (%)	7.31	b**	30.54	b	9.44	b	(.36)	10.53	24.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5		4		3	1	1
Ratio of expenses before expense reductions (%)	1.09	*	1.09		1.09		1.10	1.11	1.06
Ratio of expenses after expense reductions (%)	1.04	*	1.05		1.08		1.10	1.11	1.06
Ratio of net investment income (loss) (%)	1.36	*	1.52		1.73		1.84	1.84	1.92
Portfolio turnover rate (%)	34	**	54		63		28	32	76
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $96,728,000 of pre-enactment losses, including approximately $88,212,000 inherited from its merger with an affiliated fund in previous years, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($88,418,000) and December 31, 2017 ($8,310,000), the respective expiration dates, whichever occurs first, and which may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments) aggregated $145,742,150 and $173,459,667, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.650%
Next $750 million	.625%
Next $1.5 billion	.600%
Next $2.5 billion	.575%
Next $2.5 billion	.550%
Next $2.5 billion	.525%
Next $2.5 billion	.500%
Over $12.5 billion	.475%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.64% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.73%
Class B	1.04%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$101,196
Class B	1,174
$102,370

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $215,793, of which $36,743 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$187	$92
Class B	117	63
	$304	$155

Distribution Service Agreement. Under the Fund's Class B 12b-1 plan, DeAWM Distributors, Inc. ("DDI") received a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2014, the Distribution Service Fee aggregated $5,900, of which $1,059 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,578, of which $955 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $7,152.

D. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 60% and 26%. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 62% and 13%.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

The tables illustrate your Fund's expenses in two ways:

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,075.30	$1,073.10
Expenses Paid per $1,000*	$3.76	$5.35
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,021.17	$1,019.64
Expenses Paid per $1,000*	$3.66	$5.21

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series II — Deutsche Large Cap Value VIP	.73%	1.04%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Large Cap Value VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized that DIMA has made changes to its investment personnel and processes in recent years in an effort to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2LCV-3 (R-028386-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Money Market VIP
(formerly DWS Money Market VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
6 Investment Portfolio
10 Statement of Assets and Liabilities
10 Statement of Operations
11 Statement of Changes in Net Assets
12 Financial Highlights
13 Notes to Financial Statements
16 Information About Your Fund's Expenses
17 Other Information
18 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund's $1.00 share price. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. See the prospectus for specific details regarding the Fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Deutsche Money Market VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price.

7-Day Current Yield
June 30, 2014	0.01%*
December 31, 2013	0.01%*

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund's shares outstanding.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio)	6/30/14	12/31/13

Commercial Paper	54%	50%
Repurchase Agreements	17%	7%
Short-Term Notes	9%	16%
Certificates of Deposit and Bank Notes	9%	15%
Time Deposit	6%	4%
Government & Agency Obligations	5%	8%
	100%	100%

Weighted Average Maturity*	6/30/14	12/31/13

Deutsche Variable Series II — Deutsche Money Market VIP	40 days	43 days
First Tier Retail Money Fund Average	44 days	43 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio June 30, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.8%
Banco del Estado de Chile, 0.24%, 11/4/2014	1,200,000	1,200,000
Bank of America NA, 0.17%, 7/31/2014	1,500,000	1,500,000
Bank of Montreal, 0.17%, 9/10/2014	1,000,000	1,000,000
China Construction Bank Corp., 0.37%, 7/14/2014	1,500,000	1,500,000
DNB Bank ASA, 0.23%, 10/9/2014	1,000,000	1,000,000
DZ Bank AG:
0.25%, 9/10/2014	1,000,000	1,000,000
0.26%, 8/25/2014	1,000,000	1,000,000
0.27%, 11/7/2014	750,000	750,000
Fortis Bank SA, 0.22%, 7/1/2014	2,000,000	2,000,000
Industrial & Commercial Bank of China Ltd., 0.37%, 7/29/2014	750,000	750,000
Natixis, 0.223%, 7/14/2014	850,000	850,000
Nordea Bank Finland PLC, 0.21%, 7/7/2014	1,500,000	1,500,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	500,000	523,525
Total Certificates of Deposit and Bank Notes (Cost $14,573,525)		14,573,525

Commercial Paper 53.8%
Issued at Discount** 41.5%
Albion Capital Corp. SA, 0.13%, 7/7/2014	4,000,000	3,999,913
Alpine Securitzation, 144A, 0.02%, 7/1/2014	7,000,000	7,000,000
Apple, Inc., 0.07%, 7/7/2014	500,000	499,994
Bank Nederlandse Gemeenten, 0.255%, 10/20/2014	1,500,000	1,498,821
Bedford Row Funding Corp.:
144A, 0.3%, 4/14/2015	1,000,000	997,608
144A, 0.31%, 10/27/2014	750,000	749,238
144A, 0.32%, 12/17/2014	1,000,000	998,498
BNZ International Funding Ltd., 144A, 0.155%, 7/23/2014	800,000	799,924
Chevron Corp., 144A, 0.12%, 9/16/2014	750,000	749,807
CNPC Finance HK Ltd.:
144A, 0.38%, 8/21/2014	500,000	499,731
144A, 0.4%, 7/2/2014	440,000	439,995
Coca-Cola Co., 0.1%, 8/1/2014	722,000	721,938
Collateralized Commercial Paper Co., LLC, 0.21%, 9/25/2014	1,500,000	1,499,247
Collateralized Commercial Paper II Co., LLC, 144A, 0.2%, 8/25/2014	2,000,000	1,999,389
CPPIB Capital, Inc., 0.3%, 2/11/2015	750,000	748,594
DBS Bank Ltd., 144A, 0.235%, 9/10/2014	1,000,000	999,537
Dexia Credit Local:
0.27%, 9/4/2014	1,000,000	999,512
0.33%, 8/18/2014	1,000,000	999,560
DNB Bank ASA, 0.24%, 10/6/2014	1,750,000	1,748,868
Erste Abwicklungsanstalt:
144A, 0.12%, 7/7/2014	3,000,000	2,999,940
144A, 0.16%, 9/8/2014	1,500,000	1,499,540
144A, 0.16%, 9/18/2014	1,000,000	999,649
	Principal Amount ($)	Value ($)

Gotham Funding Corp., 144A, 0.15%, 7/11/2014	3,000,000	2,999,875
Hannover Funding Co., LLC:
0.18%, 8/4/2014	3,000,000	2,999,490
0.18%, 8/11/2014	500,000	499,897
MetLife Short Term Funding LLC, 144A, 0.2%, 8/6/2014	600,000	599,880
Nordea Bank AB:
0.165%, 7/28/2014	1,000,000	999,876
0.22%, 11/12/2014	500,000	499,591
Old Line Funding LLC, 144A, 0.22%, 9/10/2014	1,500,000	1,499,349
Oversea-Chinese Banking Corp., Ltd., 0.245%, 9/16/2014	2,000,000	1,998,952
Philip Morris International, Inc.:
144A, 0.1%, 7/8/2014	2,000,000	1,999,961
144A, 0.12%, 7/21/2014	500,000	499,967
Regency Markets No. 1 LLC, 144A, 0.12%, 7/3/2014	4,500,000	4,499,970
Siemens Capital Co., LLC, 144A, 0.13%, 9/19/2014	1,000,000	999,711
Sinopec Century Bright Capital Investment Ltd., 0.37%, 7/17/2014	1,000,000	999,836
Skandinaviska Enskilda Banken AB, 0.235%, 9/2/2014	1,500,000	1,499,383
Standard Chartered Bank:
0.28%, 11/3/2014	1,500,000	1,498,542
0.28%, 11/19/2014	1,500,000	1,498,355
Swedbank AB:
0.175%, 8/19/2014	1,000,000	999,762
0.255%, 10/16/2014	1,300,000	1,299,015
Sydney Capital Corp., 144A, 0.19%, 7/24/2014	3,000,000	2,999,636
United Overseas Bank Ltd., 0.26%, 1/5/2015	1,000,000	998,642
Victory Receivables Corp., 144A, 0.17%, 8/5/2014	1,000,000	999,835
Wal-Mart Stores, Inc., 0.1%, 7/28/2014	1,600,000	1,599,880
Walt Disney Co., 0.1%, 7/31/2014	1,000,000	999,917
		68,938,625
Issued at Par 12.3%
ANZ New Zealand International Ltd., 144A, 0.213%*, 1/12/2015	1,300,000	1,300,000
ASB Finance Ltd.:
144A, 0.243%*, 5/22/2015	1,250,000	1,250,000
144A, 0.264%*, 10/9/2014	1,250,000	1,249,976
Atlantic Asset Securitization LLC, 144A, 0.181%*, 8/7/2014	500,000	500,000
Bank of Montreal:
0.181%*, 8/14/2014	1,000,000	999,994
0.22%*, 9/5/2014	1,000,000	1,000,050
Bank of Nova Scotia, 0.28%*, 1/13/2015	800,000	800,000
BNZ International Funding Ltd.:
144A, 0.243%*, 2/2/2015	1,000,000	1,000,000
144A, 0.247%*, 1/20/2015	1,250,000	1,250,000
Caisse Centrale Desjardins, 144A, 0.227%*, 1/26/2015	800,000	799,954
Canadian Imperial Bank of Commerce, 0.223%*, 5/8/2015	500,000	500,000
	Principal Amount ($)	Value ($)

Kells Funding LLC:
144A, 0.223%*, 10/28/2014	1,200,000	1,200,000
144A, 0.23%*, 1/27/2015	1,250,000	1,249,963
144A, 0.233%*, 2/13/2015	2,000,000	2,000,111
Nederlandse Waterschapsbank NV, 144A, 0.265%*, 8/15/2014	800,000	800,000
Old Line Funding LLC, 144A, 0.183%*, 10/10/2014	1,200,000	1,200,000
PNC Bank NA, 0.27%, 9/5/2014	1,000,000	1,000,000
Royal Bank of Canada, 0.27%*, 12/11/2014	1,000,000	1,000,000
Westpac Banking Corp., 144A, 0.225%*, 2/19/2015	1,250,000	1,250,004
		20,350,052
Total Commercial Paper (Cost $89,288,677)		89,288,677

Short-Term Notes* 9.1%
Australia & New Zealand Banking Group Ltd., 144A, 0.327%, 5/18/2015	800,000	800,000
Bank of Nova Scotia:
0.28%, 9/3/2014	1,000,000	1,000,000
0.294%, 6/24/2015	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 0.34%, 7/17/2015	1,800,000	1,800,000
Commonwealth Bank of Australia, 144A, 0.241%, 7/10/2015	1,200,000	1,200,000
JPMorgan Chase Bank NA, 0.347%, 6/22/2015	1,000,000	1,000,000
Rabobank Nederland NV:
0.265%, 7/23/2014	1,000,000	1,000,000
0.277%, 12/1/2014	1,500,000	1,500,000
0.307%, 7/6/2015	1,500,000	1,500,000
Svenska Handelsbanken AB, 144A, 0.308%, 10/3/2014	1,500,000	1,500,000
Wells Fargo Bank NA:
0.25%, 6/16/2015	1,000,000	1,000,000
0.27%, 12/10/2014	1,000,000	1,000,000
Westpac Banking Corp., 0.231%, 5/11/2015	800,000	800,000
Total Short-Term Notes (Cost $15,100,000)		15,100,000

Time Deposits 6.2%
Citibank NA, 0.08%, 7/2/2014	4,000,000	4,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 7/1/2014	6,344,418	6,344,418
Total Time Deposits (Cost $10,344,418)		10,344,418

	Principal Amount ($)	Value ($)

Government & Agency Obligations 5.6%
U.S. Government Sponsored Agencies 4.4%
Federal Farm Credit Bank:
0.113%*, 10/29/2014	500,000	500,025
0.133%*, 10/20/2014	1,000,000	1,000,017
Federal Home Loan Mortgage Corp.:
0.068%**, 8/7/2014	2,500,000	2,499,820
0.08%**, 11/26/2014	1,200,000	1,199,606
0.094%**, 10/2/2014	500,000	499,877
0.099%**, 10/24/2014	1,500,000	1,499,521
		7,198,866
U.S. Treasury Obligation 1.2%
U.S. Treasury Note, 0.5%, 8/15/2014	2,000,000	2,000,864
Total Government & Agency Obligations (Cost $9,199,730)		9,199,730

Repurchase Agreements 16.5%
Barclays Capital, 0.07%, dated 6/30/2014, to be repurchased at $7,000,014 on 7/1/2014 (a)	7,000,000	7,000,000
BNP Paribas, 0.08%, dated 6/30/2014, to be repurchased at $8,000,622 on 8/4/2014 (b)	8,000,000	8,000,000
BNP Paribas, 0.23%***, dated 12/23/2013, to be repurchased at $1,502,147 on 8/4/2014 (c)	1,500,000	1,500,000
JPMorgan Securities, Inc., 0.36%***, dated 3/18/2014, to be repurchased at $2,503,725 on 8/14/2014 (d)	2,500,000	2,500,000
JPMorgan Securities, Inc., 0.39%***, dated 2/13/2014, to be repurchased at $1,253,087 on 9/29/2014 (e)	1,250,000	1,250,000
Nomura Securities International, 0.11%, dated 6/30/2014, to be repurchased at $5,000,015 on 7/1/2014 (f)	5,000,000	5,000,000
The Toronto-Dominion Bank, 0.11%, dated 6/30/2014, to be repurchased at $1,000,003 on 7/1/2014 (g)	1,000,000	1,000,000
Wells Fargo Bank, 0.38%, dated 5/8/2014, to be repurchased at $1,201,140 on 8/6/2014 (h)	1,200,000	1,200,000
Total Repurchase Agreements (Cost $27,450,000)		27,450,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $165,956,350)†	100.0	165,956,350
Other Assets and Liabilities, Net	0.0	67,338
Net Assets	100.0	166,023,688

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

** Annualized yield at time of purchase; not a coupon rate.

*** Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of June 30, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

† The cost for federal income tax purposes was $165,956,350.

(a) Collateralized by $7,145,600 U.S. Treasury Note, 1.625%, maturing on 6/30/2019 with a value of $7,140,019.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,092,900	Federal Home Loan Mortgage Corp.	4.0–6.0	10/1/2031–8/1/2038	1,224,897
4,306,281	Federal National Mortgage Association	4.0–7.0	4/1/2015–6/1/2041	4,737,894
2,000,334	Government National Mortgage Association	2.5–5.5	5/15/2037–12/15/2042	2,197,209
Total Collateral Value				8,160,000

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,372,004	Bank of America Corp.	6.0	9/1/2017	1,578,564
254	Petroleos Mexicanos	6.5	6/2/2041	296
Total Collateral Value				1,578,860

(d) Collateralized by $2,560,000 Bank of America Corp., 1.05%, maturing on 3/22/2016 with a value of $2,579,695.

(e) Collateralized by $1,280,000 Bank of America Corp., 1.05%, maturing on 3/22/2016 with a value of $1,289,847.

(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,000	Federal National Mortgage Association	4.0	7/1/2044	1,065
4,735,519	Government National Mortgage Association	2.49–6.0	10/15/2033–6/20/2044	5,098,937
Total Collateral Value				5,100,002

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
604,659	Apple, Inc.	2.85	5/6/2021	613,297
702	Bank of Nova Scotia	1.75	3/22/2017	719
1,683	Citigroup, Inc.	3.75	6/16/2024	1,689
416,250	MasterCard, Inc.	3.375	4/1/2024	421,170
679	Westpac Banking Corp.	2.0	5/21/2019	680
Total Collateral Value				1,037,555

(h) Collateralized by $901,495 Wells Fargo Bank NA, 6.6%, maturing on 1/15/2038 with a value of $1,241,187.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1		Level 2	Level 3	Total

Investments in Securities (i)	$		$138,506,350	$—	$138,506,350
Repurchase Agreements		—	27,450,000	—	27,450,000
Total		$—	$165,956,350	$—	$165,956,350

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$138,506,350
Repurchase agreements, valued at amortized cost	27,450,000
Total investments, valued at amortized cost	165,956,350
Cash	35
Receivable for Fund shares sold	314,058
Interest receivable	26,763
Due from Advisor	8
Other assets	1,329
Total assets	166,298,543
Liabilities
Payable for Fund shares redeemed	185,182
Distributions payable	636
Accrued Trustees' fees	27
Other accrued expenses and payables	89,010
Total liabilities	274,855
Net assets, at value	$166,023,688
Net Assets Consist of
Undistributed net investment income	712
Accumulated net realized gain (loss)	(81)
Paid-in capital	166,023,057
Net assets, at value	$166,023,688
Class A Net Asset Value, offering and redemption price per share ($166,023,688 ÷ 166,106,772 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Interest	$158,452
Expenses: Management fee	239,350
Administration fee	83,983
Services to shareholders	1,066
Custodian fee	12,961
Professional fees	25,803
Reports to shareholders	40,406
Trustees' fee and expenses	4,344
Other	4,726
Total expenses before expense reductions	412,639
Expense reductions	(262,592)
Total expenses after expense reductions	150,047
Net investment income	8,405
Net realized gain (loss)	(81)
Net increase (decrease) in net assets resulting from operations	$8,324

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$8,405	$18,768
Operations: Net investment income	$8,405	$18,768
Net realized gain (loss)	(81)	509
Net increase (decrease) in net assets resulting from operations	8,324	19,277
Distributions to shareholders from: Net investment income Class A	(8,405)	(18,768)
Total distributions	(8,405)	(18,768)
Fund share transactions: Class A Proceeds from shares sold	29,657,906	93,469,677
Reinvestment of distributions	8,485	18,849
Cost of shares redeemed	(37,322,402)	(115,953,059)
Net increase (decrease) in net assets from Class A share transactions	(7,656,011)	(22,464,533)
Increase (decrease) in net assets	(7,656,092)	(22,464,024)
Net assets at beginning of period	173,679,780	196,143,804
Net assets at end of period (including undistributed net investment income of $712 and $712, respectively)	$166,023,688	$173,679,780
Other Information
Class A Shares outstanding at beginning of period	173,762,783	196,227,316
Shares sold	29,657,906	93,469,677
Shares issued to shareholders in reinvestment of distributions	8,485	18,849
Shares redeemed	(37,322,402)	(115,953,059)
Net increase (decrease) in Class A shares	(7,656,011)	(22,464,533)
Shares outstanding at end of period	166,106,772	173,762,783

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.003
Net realized gain (loss)	(.000	)***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.003
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.003)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return (%)	.00	a,b**	.01	a	.01	a	.01	a	.01	a	.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166		174		196		217		220		270
Ratio of expenses before expense reductions (%)	.49	*	.49		.45		.51		.46		.43
Ratio of expenses after expense reductions (%)	.18	*	.20		.31		.25		.34		.43
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.37
a Total return would have been lower had certain expenses not been reduced. b Amount is less than .005%. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Money Market VIP (formerly DWS Money Market VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claim on the collateral may be subject to legal proceedings.

As of June 30, 2014, the Fund held repurchase agreements with a gross value of $27,450,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million	.285%
Next $500 million	.270%
Next $1.0 billion	.255%
Over $2.0 billion	.240%

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.51%.

In addition, the Advisor has agreed to voluntarily waive additional expenses for the Fund. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement aggregated $239,350, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $83,983, of which $22,929 was waived and $9,161 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC aggregated $313, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $6,501, of which $3,461 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Ownership of the Fund

At June 30, 2014, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52%, 20% and 12%.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate, plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement: The Fund had no outstanding loans at June 30, 2014.

E. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,000.05
Expenses Paid per $1,000*	$.89
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,023.90
Expenses Paid per $1,000*	$.90

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche Variable Series II — Deutsche Money Market VIP	.18%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Other Information

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Money Market Fund Reform

In July 2014,the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reform over the next two years. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Money Market VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Class A shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2MM-3 (R-028387-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Small Mid Cap Growth VIP
(formerly DWS Small Mid Cap Growth VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Management Team
6 Investment Portfolio
9 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
11 Financial Highlights
12 Notes to Financial Statements
16 Information About Your Fund's Expenses
17 Proxy Voting
18 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Smaller and medium company stocks tend to be more volatile than large company stocks. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 is 0.72% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Growth of an Assumed $10,000 Investment in Deutsche Small Mid Cap Growth VIP

The Russell 2500™ Growth Index is an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Small Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,181	$12,787	$14,460	$26,057	$18,389
	Average annual total return	1.81%	27.87%	13.08%	21.11%	6.28%
Russell 2500 Growth Index	Growth of $10,000	$10,397	$12,626	$15,161	$26,643	$25,788
	Average annual total return	3.97%	26.26%	14.88%	21.65%	9.94%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Common Stocks	97%	97%
Cash Equivalents	2%	2%
Exchange-Traded Fund	1%	1%
Warrants	0%	—
	100%	100%

Sector Diversification (As a % of Common Stocks, Exchange-Traded Fund and Warrants)	6/30/14	12/31/13

Consumer Discretionary	21%	20%
Information Technology	20%	23%
Industrials	19%	16%
Health Care	16%	16%
Financials	7%	10%
Energy	6%	5%
Materials	6%	4%
Consumer Staples	3%	5%
Telecommunication Services	2%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Joseph Axtell, CFA
Rafaelina M. Lee
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 96.6%
Consumer Discretionary 19.8%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc.*	91,630	1,730,891
Gentherm, Inc.*	20,569	914,292
Tenneco, Inc.*	32,782	2,153,777
		4,798,960
Hotels, Restaurants & Leisure 2.9%
Jack in the Box, Inc.	34,893	2,087,997
Life Time Fitness, Inc.* (a)	26,743	1,303,454
Panera Bread Co. "A"*	11,769	1,763,349
		5,154,800
Household Durables 2.3%
Jarden Corp.*	42,198	2,504,451
Ryland Group, Inc. (a)	40,629	1,602,408
		4,106,859
Leisure Products 1.3%
Polaris Industries, Inc. (a)	16,804	2,188,553
Media 0.8%
Cinemark Holdings, Inc.	40,900	1,446,224
Specialty Retail 7.4%
Advance Auto Parts, Inc.	12,291	1,658,302
Ascena Retail Group, Inc.*	74,530	1,274,463
DSW, Inc. "A"	42,345	1,183,119
Outerwall, Inc.* (a)	24,026	1,425,943
Penske Automotive Group, Inc.	27,392	1,355,904
PetSmart, Inc. (a)	24,023	1,436,576
The Children's Place, Inc. (a)	33,610	1,668,064
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,007	1,737,430
Urban Outfitters, Inc.*	37,243	1,261,048
		13,000,849
Textiles, Apparel & Luxury Goods 2.4%
Carter's, Inc.	17,868	1,231,641
Hanesbrands, Inc.	31,125	3,063,945
		4,295,586
Consumer Staples 3.5%
Food & Staples Retailing 1.0%
United Natural Foods, Inc.*	28,232	1,837,903
Food Products 1.5%
Hain Celestial Group, Inc.*	19,720	1,749,953
The WhiteWave Foods Co.*	30,260	979,516
		2,729,469
Household Products 1.0%
Church & Dwight Co., Inc. (a)	23,957	1,675,792
Energy 5.7%
Energy Equipment & Services 2.3%
Dresser-Rand Group, Inc.*	17,075	1,088,190
Dril-Quip, Inc.*	16,577	1,810,871
RPC, Inc.	52,767	1,239,497
		4,138,558
Oil, Gas & Consumable Fuels 3.4%
Diamondback Energy, Inc.*	19,917	1,768,630
Goodrich Petroleum Corp.* (a)	60,043	1,657,187
	Shares	Value ($)

Oasis Petroleum, Inc.*	29,199	1,631,932
Western Refining, Inc.	24,540	921,477
		5,979,226
Financials 7.1%
Banks 1.2%
Signature Bank*	16,921	2,135,092
Capital Markets 3.1%
Financial Engines, Inc. (a)	39,619	1,793,948
Lazard Ltd. "A"	37,921	1,955,207
Oaktree Capital Group LLC	34,742	1,736,753
		5,485,908
Consumer Finance 2.0%
Encore Capital Group, Inc.* (a)	33,531	1,522,978
Portfolio Recovery Associates, Inc.*	33,827	2,013,721
		3,536,699
Thrifts & Mortgage Finance 0.8%
Ocwen Financial Corp.*	36,283	1,346,099
Health Care 14.9%
Biotechnology 4.4%
Alkermes PLC*	23,937	1,204,749
Cubist Pharmaceuticals, Inc.*	11,690	816,196
Isis Pharmaceuticals, Inc.* (a)	35,226	1,213,536
Momenta Pharmaceuticals, Inc.*	35,575	429,746
Orexigen Therapeutics, Inc.* (a)	141,597	875,070
Puma Biotechnology, Inc.*	11,422	753,852
Retrophin, Inc.*	70,883	832,166
Spectrum Pharmaceuticals, Inc.* (a)	121,106	984,592
Sunesis Pharmaceuticals, Inc.* (a)	31,537	205,621
Synta Pharmaceuticals Corp.*	123,326	504,403
		7,819,931
Health Care Equipment & Supplies 3.9%
HeartWare International, Inc.*	17,274	1,528,749
SurModics, Inc.*	67,578	1,447,521
Thoratec Corp.*	56,331	1,963,699
Zeltiq Aesthetics, Inc.* (a)	129,287	1,963,869
		6,903,838
Health Care Providers & Services 4.9%
Catamaran Corp.*	33,508	1,479,713
Centene Corp.*	33,658	2,544,881
Kindred Healthcare, Inc.	68,707	1,587,132
Molina Healthcare, Inc.* (a)	39,939	1,782,477
Providence Service Corp.*	33,662	1,231,693
		8,625,896
Life Sciences Tools & Services 0.6%
PAREXEL International Corp.*	21,889	1,156,615
Pharmaceuticals 1.1%
Pacira Pharmaceuticals, Inc.*	11,034	1,013,583
Questcor Pharmaceuticals, Inc. (a)	10,256	948,578
		1,962,161
Industrials 18.6%
Aerospace & Defense 2.1%
BE Aerospace, Inc.*	18,848	1,743,251
HEICO Corp.*	36,222	1,881,371
		3,624,622
	Shares	Value ($)

Building Products 0.8%
Fortune Brands Home & Security, Inc.	34,821	1,390,403
Commercial Services & Supplies 1.7%
Interface, Inc. (a)	74,389	1,401,489
Team, Inc.*	40,219	1,649,783
		3,051,272
Construction & Engineering 1.0%
Primoris Services Corp.	63,365	1,827,447
Electrical Equipment 3.0%
Acuity Brands, Inc.	9,303	1,286,139
AZZ, Inc.	40,373	1,860,388
Thermon Group Holdings, Inc.*	80,490	2,118,497
		5,265,024
Machinery 6.4%
Altra Industrial Motion Corp.	52,647	1,915,824
Chart Industries, Inc.* (a)	19,919	1,648,098
Manitowoc Co., Inc. (a)	82,944	2,725,540
Middleby Corp.*	15,240	1,260,653
Valmont Industries, Inc. (a)	8,530	1,296,134
WABCO Holdings, Inc.*	23,970	2,560,475
		11,406,724
Professional Services 0.6%
Huron Consulting Group, Inc.*	65	4,603
TriNet Group, Inc.*	40,684	979,264
		983,867
Road & Rail 1.3%
Swift Transportation Co.* (a)	94,328	2,379,896
Trading Companies & Distributors 1.7%
NOW, Inc.*	26,570	962,100
United Rentals, Inc.* (a)	18,821	1,971,123
		2,933,223
Information Technology 19.7%
Communications Equipment 2.0%
Harris Corp.	30,982	2,346,887
Palo Alto Networks, Inc.*	13,799	1,157,046
		3,503,933
Electronic Equipment, Instruments & Components 2.3%
Cognex Corp.*	65,096	2,499,686
IPG Photonics Corp.* (a)	24,459	1,682,779
		4,182,465
Internet Software & Services 1.7%
Cornerstone OnDemand, Inc.*	27,675	1,273,604
CoStar Group, Inc.*	11,084	1,753,156
		3,026,760
IT Services 4.9%
Cardtronics, Inc.*	64,591	2,201,261
MAXIMUS, Inc.	45,192	1,944,160
VeriFone Systems, Inc.*	69,916	2,569,413
Virtusa Corp.*	53,949	1,931,374
		8,646,208
Semiconductors & Semiconductor Equipment 1.7%
Advanced Energy Industries, Inc.*	108,432	2,087,316
Ultra Clean Holdings, Inc.*	97,325	880,791
		2,968,107
	Shares	Value ($)

Software 5.9%
Aspen Technology, Inc.*	35,546	1,649,334
Imperva, Inc.*	36,830	964,209
PTC, Inc.*	65,897	2,556,804
Splunk, Inc.*	32,011	1,771,169
Tyler Technologies, Inc.*	27,373	2,496,691
Ultimate Software Group, Inc.*	7,250	1,001,733
		10,439,940
Technology Hardware, Storage & Peripherals 1.2%
Western Digital Corp.	23,146	2,136,376
Materials 5.6%
Chemicals 2.0%
A. Schulman, Inc.	46,359	1,794,093
Minerals Technologies, Inc.	26,308	1,725,279
		3,519,372
Construction Materials 1.4%
Eagle Materials, Inc.	26,276	2,477,301
Containers & Packaging 0.7%
Crown Holdings, Inc.*	26,354	1,311,375
Metals & Mining 1.5%
Constellium NV "A"*	49,879	1,599,121
Haynes International, Inc.	19,129	1,082,510
		2,681,631
Telecommunication Services 1.7%
Diversified Telecommunication Services 0.8%
inContact, Inc.*	149,568	1,374,530
Wireless Telecommunication Services 0.9%
SBA Communications Corp. "A"*	15,663	1,602,325
Total Common Stocks (Cost $124,499,601)		171,057,819

Exchange-Traded Fund 1.0%
SPDR S&P Biotech (a) (Cost $1,281,707)	11,388	1,754,321

Warrants 0.1%
Health Care
Sunesis Pharmaceuticals, Inc.:
Series A, Expiration Date 3/31/2016*	31,537	89,881
Series B, Expiration Date 3/31/2016*	31,537	63,862
Total Warrants (Cost $86,096)		153,743

Securities Lending Collateral 18.6%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $32,938,265)	32,938,265	32,938,265

Cash Equivalents 2.3%
Central Cash Management Fund, 0.06% (b) (Cost $4,045,999)	4,045,999	4,045,999

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $162,851,668)†	118.6	209,950,147
Other Assets and Liabilities, Net	(18.6)	(32,858,536)
Net Assets	100.0	177,091,611

* Non-income producing security.

† The cost for federal income tax purposes was $163,106,674. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $46,843,473. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,055,202 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,211,729.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $31,905,100, which is 18.0% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$171,057,819	$—	$—	$171,057,819
Exchange-Traded Fund	1,754,321	—	—	1,754,321
Warrant	153,743	—	—	153,743
Short-Term Investments (d)	36,984,264	—	—	36,984,264
Total	$209,950,147	$—	$—	$209,950,147

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $125,867,404) — including $31,905,100 of securities loaned	$172,965,883
Investment in Daily Assets Fund Institutional (cost $32,938,265)*	32,938,265
Investment in Central Cash Management Fund (cost $4,045,999)	4,045,999
Total investments in securities, at value (cost $162,851,668)	209,950,147
Cash	367,141
Receivable for investments sold	2,086,629
Receivable for Fund shares sold	3,330
Dividends receivable	34,265
Interest receivable	13,858
Other assets	1,093
Total assets	212,456,463
Liabilities
Payable upon return of securities loaned	32,938,265
Payable for investments purchased	2,083,874
Payable for Fund shares redeemed	186,369
Accrued management fee	78,586
Accrued Trustees' fees	234
Other accrued expenses and payables	77,524
Total liabilities	35,364,852
Net assets, at value	$177,091,611
Net Assets Consist of
Net investment income (loss)	(99,060)
Net unrealized appreciation (depreciation) on investments	47,098,479
Accumulated net realized gain (loss)	9,187,532
Paid-in capital	120,904,660
Net assets, at value	$177,091,611
Class A Net Asset Value, offering and redemption price per share ($177,091,611 ÷ 8,057,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$21.98

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends	$422,094
Income distributions — Central Cash Management Fund	1,044
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	122,330
Total income	545,468
Expenses: Management fee	487,813
Administration fee	88,693
Services to shareholders	1,440
Custodian fee	6,001
Professional fees	35,868
Reports to shareholders	16,297
Trustees' fees and expenses	4,222
Other	4,194
Total expenses	644,528
Net investment income (loss)	(99,060)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	17,013,722
Change in net unrealized appreciation (depreciation) on investments	(13,883,645)
Net gain (loss)	3,130,077
Net increase (decrease) in net assets resulting from operations	$3,031,017

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$(99,060)	$(363,396)
Operations: Net investment income (loss)	$(99,060)	$(363,396)
Net realized gain (loss)	17,013,722	23,261,132
Change in net unrealized appreciation (depreciation)	(13,883,645)	35,857,105
Net increase (decrease) in net assets resulting from operations	3,031,017	58,754,841
Distributions to shareholders from: Net investment income: Class A	—	(194,886)
Total distributions	—	(194,886)
Fund share transactions: Class A Proceeds from shares sold	3,139,745	5,697,979
Reinvestment of distributions	—	194,886
Cost of shares redeemed	(16,356,558)	(22,634,498)
Net increase (decrease) in net assets from Class A share transactions	(13,216,813)	(16,741,633)
Increase (decrease) in net assets	(10,185,796)	41,818,322
Net assets at beginning of period	187,277,407	145,459,085
Net assets at end of period (including net investment loss and undistributed net investment income of $99,060 and $0, respectively)	$177,091,611	$187,277,407
Other Information
Class A Shares outstanding at beginning of period	8,676,171	9,604,576
Shares sold	145,187	313,223
Shares issued to shareholders in reinvestment of distributions	—	11,761
Shares redeemed	(763,433)	(1,253,389)
Net increase (decrease) in Class A shares	(618,246)	(928,405)
Shares outstanding at end of period	8,057,925	8,676,171

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$21.59		$15.14	$13.24	$13.85	$10.70	$7.61
Income (loss) from investment operations: Net investment income (loss)a	(.01)		(.04)	.02	(.03)	(.01)	(.02)
Net realized and unrealized gain (loss)	.40		6.51	1.88	(.50)	3.16	3.11
Total from investment operations	.39		6.47	1.90	(.53)	3.15	3.09
Less distributions from: Net investment income	—		(.02)	—	(.08)	—	—
Net asset value, end of period	$21.98		$21.59	$15.14	$13.24	$13.85	$10.70
Total Return (%)	1.81	**	42.78	14.35	(3.91)	29.44	40.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	177		187	145	147	88	80
Ratio of expenses (%)	.73	*	.72	.74	.73	.78	.77
Ratio of net investment income (loss) (%)	(.11	)*	(.22)	.11	(.23)	(.12)	(.22)
Portfolio turnover rate (%)	25	**	56	57	84	64	93
a Based on average shares outstanding during the period. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Small Mid Cap Growth VIP (formerly DWS Small Mid Cap Growth VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity and ETF securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $7,570,000 of pre-enactment losses, including approximately $2,020,000 inherited from its mergers with affiliated funds in previous years, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($2,020,000) and December 31, 2017 ($5,550,000), the respective expiration dates, whichever occurs first, and which may be subject to certain limitations under Section 382–384 of Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net operating losses and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments) aggregated $43,761,766 and $58,252,497, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.550%
Next $750 million	.525%
Over $1 billion	.500%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.89%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $88,693, of which $14,288 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC aggregated $172, of which $85 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $5,916, of which $2,350 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $11,536.

D. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 75% and 22%.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,018.10
Expenses Paid per $1,000*	$3.65
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,021.17
Expenses Paid per $1,000*	$3.66

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche Variable Series II — Deutsche Small Mid Cap Growth VIP	.73%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Small Mid Cap Growth VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2SMCG-3 (R-028388-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Small Mid Cap Value VIP
(formerly DWS Small Mid Cap Value VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Manager
6 Investment Portfolio
8 Statement of Assets and Liabilities
8 Statement of Operations
9 Statement of Changes in Net Assets
10 Financial Highlights
12 Notes to Financial Statements
16 Information About Your Fund's Expenses
17 Proxy Voting
18 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Any fund that focuses in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Smaller and medium company stocks tend to be more volatile than large company stocks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.82% and 1.17% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment in Deutsche Small Mid Cap Value VIP

The Russell 2500™ Value Index is an unmanaged Index of those securities in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,523	$12,430	$14,551	$23,965	$26,233
	Average annual total return	5.23%	24.30%	13.32%	19.10%	10.12%
Russell 2500 Value Index	Growth of $10,000	$10,787	$12,494	$15,616	$26,570	$24,563
	Average annual total return	7.87%	24.94%	16.02%	21.58%	9.40%
Deutsche Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,497	$12,375	$14,386	$23,535	$25,301
	Average annual total return	4.97%	23.75%	12.89%	18.67%	9.73%
Russell 2500 Value Index	Growth of $10,000	$10,787	$12,494	$15,616	$26,570	$24,563
	Average annual total return	7.87%	24.94%	16.02%	21.58%	9.40%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Common Stocks	96%	96%
Cash Equivalents	4%	4%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/14	12/31/13

Industrials	23%	29%
Information Technology	21%	14%
Financials	15%	16%
Consumer Discretionary	13%	12%
Materials	9%	7%
Energy	8%	5%
Health Care	7%	10%
Consumer Staples	2%	2%
Utilities	2%	5%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Richard Glass, CFA
Portfolio Manager

Investment Portfolio June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 95.2%
Consumer Discretionary 12.1%
Auto Components 2.0%
Visteon Corp.*	50,570	4,905,796
Diversified Consumer Services 1.4%
Ascent Capital Group, Inc. "A"*	51,303	3,386,511
Hotels, Restaurants & Leisure 1.5%
The Wendy's Co.	421,696	3,597,067
Household Durables 3.1%
Newell Rubbermaid, Inc.	245,170	7,597,818
Media 1.5%
Scripps Networks Interactive, Inc. "A"	44,420	3,604,239
Specialty Retail 1.4%
Ross Stores, Inc.	52,295	3,458,268
Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.	28,238	2,779,749
Consumer Staples 2.3%
Food Products
Ingredion, Inc.	73,603	5,523,169
Energy 7.1%
Energy Equipment & Services 3.4%
Superior Energy Services, Inc.	124,276	4,491,335
TETRA Technologies, Inc.*	316,162	3,724,388
		8,215,723
Oil, Gas & Consumable Fuels 3.7%
Cimarex Energy Co.	29,351	4,210,694
QEP Resources, Inc.	140,350	4,842,075
		9,052,769
Financials 14.3%
Banks 3.6%
Capital Bank Financial Corp. "A"*	150,950	3,563,929
Investors Bancorp., Inc.	470,281	5,196,605
		8,760,534
Capital Markets 2.4%
Lazard Ltd. "A"	114,296	5,893,102
Insurance 6.7%
Axis Capital Holdings Ltd.	52,977	2,345,822
CNO Financial Group, Inc.	368,608	6,561,222
PartnerRe Ltd.	33,313	3,638,113
Reinsurance Group of America, Inc.	46,427	3,663,090
		16,208,247
Real Estate Investment Trusts 1.6%
Plum Creek Timber Co., Inc. (REIT)	86,738	3,911,884
Health Care 6.9%
Health Care Equipment & Supplies 1.9%
CareFusion Corp.*	104,820	4,648,767
Health Care Providers & Services 3.7%
HealthSouth Corp.	148,405	5,323,287
Omnicare, Inc.	55,065	3,665,677
		8,988,964
	Shares	Value ($)

Life Sciences Tools & Services 1.3%
PerkinElmer, Inc.	65,050	3,046,942
Industrials 21.8%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	53,300	3,494,348
Air Freight & Logistics 0.2%
Forward Air Corp.	7,431	355,573
Building Products 2.1%
Owens Corning, Inc.	130,702	5,055,553
Commercial Services & Supplies 3.4%
Covanta Holding Corp.	186,540	3,844,589
The Brink's Co.	158,544	4,474,112
		8,318,701
Electrical Equipment 2.1%
The Babcock & Wilcox Co.	158,183	5,134,620
Machinery 8.6%
Harsco Corp.	220,691	5,877,001
ITT Corp.	85,280	4,101,968
Snap-on, Inc.	25,653	3,040,394
Stanley Black & Decker, Inc.	39,090	3,432,884
Xylem, Inc.	111,667	4,363,946
		20,816,193
Marine 2.0%
Kirby Corp.*	42,382	4,964,628
Trading Companies & Distributors 2.0%
AerCap Holdings NV*	104,598	4,790,589
Information Technology 20.3%
Communications Equipment 3.0%
Harris Corp.	49,741	3,767,881
Juniper Networks, Inc.*	144,586	3,548,140
		7,316,021
Electronic Equipment, Instruments & Components 6.0%
Belden, Inc.	69,500	5,432,120
Dolby Laboratories, Inc. "A"*	106,600	4,605,120
Zebra Technologies Corp. "A"*	54,513	4,487,510
		14,524,750
IT Services 7.8%
Amdocs Ltd.	96,752	4,482,520
Convergys Corp.	271,794	5,827,263
Global Payments, Inc.	65,730	4,788,431
NeuStar, Inc. "A"*	150,621	3,919,159
		19,017,373
Software 3.5%
ACI Worldwide, Inc.*	53,993	3,014,429
Verint Systems, Inc.*	109,912	5,391,184
		8,405,613
Materials 8.9%
Chemicals 5.2%
Ashland, Inc.	44,523	4,841,431
Celanese Corp. "A"	60,868	3,912,595
Cytec Industries, Inc.	37,243	3,926,157
		12,680,183
	Shares	Value ($)

Containers & Packaging 2.6%
Sealed Air Corp.	184,770	6,313,591
Metals & Mining 1.1%
Materion Corp.	75,204	2,781,796
Utilities 1.5%
Electric Utilities 0.5%
Northeast Utilities	26,316	1,243,957
Gas Utilities 0.5%
UGI Corp.	24,877	1,256,289
Multi-Utilities 0.5%
CMS Energy Corp.	40,953	1,275,687
Total Common Stocks (Cost $192,884,395)		231,325,014
	Shares	Value ($)

Cash Equivalents 3.7%
Central Cash Management Fund, 0.06% (a) (Cost $9,066,705)	9,066,705	9,066,705

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $201,951,100)†	98.9	240,391,719
Other Assets and Liabilities, Net	1.1	2,619,910
Net Assets	100.0	243,011,629

* Non-income producing security.

† The cost for federal income tax purposes was $201,951,100. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $38,440,619. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,936,064 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,495,445.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (b)	$231,325,014	$—	$—	$231,325,014
Short-Term Investments	9,066,705	—	—	9,066,705
Total	$240,391,719	$—	$—	$240,391,719

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $192,884,395)	$231,325,014
Investment in Central Cash Management Fund (cost $9,066,705)	9,066,705
Total investments in securities, at value (cost $201,951,100)	240,391,719
Receivable for investments sold	4,274,757
Receivable for Fund shares sold	55,545
Dividends receivable	167,628
Interest receivable	444
Other assets	1,625
Total assets	244,891,718
Liabilities
Payable for investments purchased	829,342
Payable for Fund shares redeemed	816,250
Accrued management fee	129,511
Accrued Trustees' fees	686
Other accrued expenses and payables	104,300
Total liabilities	1,880,089
Net assets, at value	$243,011,629
Net Assets Consist of
Undistributed net investment income	431,249
Net unrealized appreciation (depreciation) on investments	38,440,619
Accumulated net realized gain (loss)	8,915,203
Paid-in capital	195,224,558
Net assets, at value	$243,011,629
Class A Net Asset Value, offering and redemption price per share ($224,966,496 ÷ 12,683,655 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$17.74
Class B Net Asset Value, offering and redemption price per share ($18,045,133 ÷ 1,016,345 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$17.75

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends	$1,467,450
Income distributions — Central Cash Management Fund	2,481
Total income	1,469,931
Expenses: Management fee	786,497
Administration fee	121,021
Services to shareholders	3,823
Record keeping fees (Class B)	9,359
Distribution service fee (Class B)	23,167
Custodian fee	6,157
Professional fees	33,696
Reports to shareholders	27,157
Trustees' fees and expenses	5,595
Other	4,753
Total expenses	1,021,225
Net investment income (loss)	448,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	9,038,541
Change in net unrealized appreciation (depreciation) on investments	2,349,037
Net gain (loss)	11,387,578
Net increase (decrease) in net assets resulting from operations	$11,836,284

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$448,706	$1,914,959
Operations: Net investment income (loss)	$448,706	$1,914,959
Net realized gain (loss)	9,038,541	72,681,616
Change in net unrealized appreciation (depreciation)	2,349,037	(601,679)
Net increase (decrease) in net assets resulting from operations	11,836,284	73,994,896
Distributions to shareholders from: Net investment income: Class A	(1,782,045)	(2,660,096)
Class B	(85,579)	(150,280)
Net realized gains: Class A	(1,065,847)	—
Class B	(91,018)	—
Total distributions	(3,024,489)	(2,810,376)
Fund share transactions: Class A Proceeds from shares sold	4,703,220	17,897,526
Reinvestment of distributions	2,847,892	2,660,096
Payments for shares redeemed	(30,612,559)	(65,359,482)
Net increase (decrease) in net assets from Class A share transactions	(23,061,447)	(44,801,860)
Class B Proceeds from shares sold	1,754,326	4,288,905
Reinvestment of distributions	176,597	150,280
Payments for shares redeemed	(4,367,974)	(6,805,298)
Net increase (decrease) in net assets from Class B share transactions	(2,437,051)	(2,366,113)
Increase (decrease) in net assets	(16,686,703)	24,016,547
Net assets at beginning of period	259,698,332	235,681,785
Net assets at end of period (including undistributed net investment income of $431,249 and $1,850,167, respectively)	$243,011,629	$259,698,332
Other Information
Class A Shares outstanding at beginning of period	14,042,897	17,113,875
Shares sold	276,727	1,211,679
Shares issued to shareholders in reinvestment of distributions	170,839	190,143
Shares redeemed	(1,806,808)	(4,472,800)
Net increase (decrease) in Class A shares	(1,359,242)	(3,070,978)
Shares outstanding at end of period	12,683,655	14,042,897
Class B Shares outstanding at beginning of period	1,160,889	1,321,925
Shares sold	103,397	288,710
Shares issued to shareholders in reinvestment of distributions	10,581	10,719
Shares redeemed	(258,522)	(460,465)
Net increase (decrease) in Class B shares	(144,544)	(161,036)
Shares outstanding at end of period	1,016,345	1,160,889

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$17.08		$12.78	$11.36	$12.21	$10.04	$7.93
Income (loss) from investment operations: Net investment incomea	.03		.12	.14	.13	.12	.16
Net realized and unrealized gain (loss)	.85		4.35	1.42	(.85)	2.19	2.11
Total from investment operations	.88		4.47	1.56	(.72)	2.31	2.27
Less distributions from: Net investment income	(.14)		(.17)	(.14)	(.13)	(.14)	(.16)
Net realized gains on investment transactions	(.08)		—	—	—	—	—
Total distributions	(.22)		(.17)	(.14)	(.13)	(.14)	(.16)
Net asset value, end of period	$17.74		$17.08	$12.78	$11.36	$12.21	$10.04
Total Return (%)	5.23	**	35.24	13.77	(6.08)	23.07	29.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	225		240	219	216	247	235
Ratio of expenses (%)	.82	*	.82	.82	.81	.82	.79
Ratio of net investment income (%)	.40	*	.81	1.18	1.08	1.14	1.92
Portfolio turnover rate (%)	20	**	115	11	36	38	72
a Based on average shares outstanding during the period. * Annualized ** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$17.07		$12.78	$11.36	$12.20	$10.03	$7.92
Income (loss) from investment operations: Net investment incomea	.00	***	.07	.10	.09	.08	.13
Net realized and unrealized gain (loss)	.84		4.34	1.42	(.85)	2.19	2.12
Total from investment operations	.84		4.41	1.52	(.76)	2.27	2.25
Less distributions from: Net investment income	(.08)		(.12)	(.10)	(.08)	(.10)	(.14)
Net realized gains on investment transactions	(.08)		—	—	—	—	—
Total distributions	(.16)		(.12)	(.10)	(.08)	(.10)	(.14)
Net asset value, end of period	$17.75		$17.07	$12.78	$11.36	$12.20	$10.03
Total Return (%)	4.97	**	34.70	13.38	(6.33)	22.66	29.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		20	17	20	26	23
Ratio of expenses (%)	1.17	*	1.17	1.16	1.15	1.17	1.14
Ratio of net investment income (%)	.04	*	.45	.81	.74	.79	1.57
Portfolio turnover rate (%)	20	**	115	11	36	38	72
a Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. For the six months ended June 30, 2014, the Fund had no securities on loan.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments) aggregated $46,992,074 and $75,808,036, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.650%
Next $750 million	.620%
Next $1.5 billion	.600%
Next $2.5 billion	.580%
Next $2.5 billion	.550%
Next $2.5 billion	.540%
Next $2.5 billion	.530%
Over $12.5 billion	.520%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.83%
Class B	1.19%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $121,021, of which $19,925 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Service to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$298	$147
Class B	296	145
	$594	$292

Distribution Service Agreement. Under the Fund's Class B 12b-1 plan, DeAWM Distributors, Inc. ("DDI") received a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2014, the Distribution Service Fee aggregated $23,167, of which $3,662 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,485, of which $690 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 58% and 21%. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 41%, 24% and 17%.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,052.30	$1,049.70
Expenses Paid per $1,000*	$4.17	$5.95
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/14	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,020.73	$1,018.99
Expenses Paid per $1,000*	$4.11	$5.86

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series II — Deutsche Small Mid Cap Value VIP	.82%	1.17%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Small Mid Cap Value VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized that DIMA has made changes to its investment personnel and processes in recent years in an effort to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2SMCV-3 (R-028381-3 8/14)

June 30, 2014

Semiannual Report

Deutsche Variable Series II
(formerly DWS Variable Series II)

Deutsche Unconstrained Income VIP
(formerly DWS Unconstrained Income VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Summary
5 Portfolio Management Team
6 Investment Portfolio
21 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Changes in Net Assets
24 Financial Highlights
25 Notes to Financial Statements
34 Information About Your Fund's Expenses
35 Proxy Voting
36 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 is 1.02% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Growth of an Assumed $10,000 Investment in Deutsche Unconstrained Income VIP

The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Unconstrained Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,487	$10,796	$12,018	$15,285	$19,955
	Average annual total return	4.87%	7.96%	6.32%	8.86%	7.15%
Barclays U.S. Universal Index	Growth of $10,000	$10,419	$10,520	$11,321	$13,120	$16,705
	Average annual total return	4.19%	5.20%	4.22%	5.58%	5.27%
Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,393	$10,437	$11,140	$12,674	$16,187
	Average annual total return	3.93%	4.37%	3.66%	4.85%	4.93%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Corporate Bonds	56%	60%
Government & Agency Obligations	14%	19%
Cash Equivalents	10%	2%
Loan Participations and Assignments	5%	5%
Exchange-Traded Fund	5%	1%
Commercial Mortgage-Backed Securities	3%	3%
Collateralized Mortgage Obligations	3%	5%
Asset-Backed	2%	1%
Municipal Bonds and Notes	2%	2%
Mortgage-Backed Securities Pass-Throughs	—	2%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/14	12/31/13

AAA	8%	20%
AA	5%	3%
A	4%	3%
BBB	17%	18%
BB	31%	25%
B	20%	19%
CCC or Below	6%	4%
Not Rated	9%	8%
	100%	100%

Interest Rate Sensitivity	6/30/14	12/31/13

Effective Maturity	6.3 years	6.6 years
Effective Duration	3.9 years	4.3 years

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Gary Russell, CFA
William Chepolis, CFA
John D. Ryan
Philip G. Condon
Darwei Kung
Portfolio Managers

Investment Portfolio June 30, 2014 (Unaudited)

		Principal Amount ($)(a)	Value ($)

Corporate Bonds 56.1%
Consumer Discretionary 6.8%
Ally Financial, Inc., 8.3%, 2/12/2015		135,000	140,653
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		30,000	31,200
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	16,781
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	75,950
7.0%, 5/20/2022		60,000	66,450
APX Group, Inc.:
8.75%, 12/1/2020		5,000	5,075
144A, 8.75%, 12/1/2020		20,000	20,300
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		85,000	94,350
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		45,000	49,162
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		50,000	50,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		30,000	30,675
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	29,025
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	69,225
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		25,000	27,562
Cablevision Systems Corp.:
5.875%, 9/15/2022		15,000	15,281
8.0%, 4/15/2020 (b)		10,000	11,356
CCO Holdings LLC:
6.5%, 4/30/2021		120,000	127,800
6.625%, 1/31/2022		70,000	75,250
7.0%, 1/15/2019 (b)		20,000	21,100
7.25%, 10/30/2017		90,000	94,950
7.375%, 6/1/2020		10,000	10,900
8.125%, 4/30/2020		25,000	27,063
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		89,000	88,666
144A, 6.375%, 9/15/2020		160,000	170,000
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		70,000	74,637
11.25%, 3/1/2021		40,000	45,350
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	16,013
Series A, 7.625%, 3/15/2020		20,000	21,400
Series B, 7.625%, 3/15/2020		185,000	199,569
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,063
Columbus International, Inc., 144A, 7.375%, 3/30/2021		200,000	215,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	61,944
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		75,000	73,781
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		65,000	68,494
Delphi Corp., 5.0%, 2/15/2023		40,000	43,000
DISH DBS Corp.:
4.25%, 4/1/2018		40,000	41,600
5.0%, 3/15/2023		50,000	50,937
6.625%, 10/1/2014		65,000	65,812
		Principal Amount ($)(a)	Value ($)

6.75%, 6/1/2021		10,000	11,400
7.125%, 2/1/2016		155,000	167,594
General Motors Financial Co., Inc., 3.25%, 5/15/2018		15,000	15,225
Getty Images, Inc., 144A, 7.0%, 10/15/2020		50,000	45,812
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		25,000	25,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		60,000	66,900
Hertz Corp., 6.75%, 4/15/2019		50,000	53,000
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		20,000	22,200
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		15,000	15,169
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		25,000	25,563
Johnson Controls, Inc., 4.95%, 7/2/2064		40,000	40,521
L Brands, Inc., 7.0%, 5/1/2020		20,000	22,975
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		5,000	5,063
144A, 7.0%, 9/1/2020		50,000	54,750
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		30,000	31,650
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		5,000	5,063
6.375%, 4/1/2023		65,000	68,575
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,800
MGM Resorts International:
6.75%, 10/1/2020		76,000	84,835
8.625%, 2/1/2019		85,000	101,256
Numericable Group SA, 144A, 4.875%, 5/15/2019		70,000	71,837
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		35,000	36,925
Quebecor Media, Inc., 5.75%, 1/15/2023		30,000	30,825
RCI Banque SA, 144A, 3.5%, 4/3/2018		200,000	208,506
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	60,844
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		15,000	15,038
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		70,000	78,750
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		35,000	37,975
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		30,000	31,725
Springs Industries, Inc., 6.25%, 6/1/2021		35,000	35,700
Starz LLC, 5.0%, 9/15/2019		25,000	26,031
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	40,600
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (b)		20,000	20,700
Time Warner Cable, Inc., 7.3%, 7/1/2038		35,000	47,083
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		6,912	7,119
UCI International, Inc., 8.625%, 2/15/2019		20,000	19,000
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		25,000	27,500
		Principal Amount ($)(a)	Value ($)

Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		30,000	33,150
Weyerhaeuser Real Estate Co.:
144A, 4.375%, 6/15/2019		20,000	20,050
144A, 5.875%, 6/15/2024		10,000	10,288
			4,075,871
Consumer Staples 3.2%
Ajecorp BV, 144A, 6.5%, 5/14/2022 (b)		150,000	138,000
Big Heart Pet Brands, 7.625%, 2/15/2019		55,000	57,315
BRF SA, 144A, 5.875%, 6/6/2022		200,000	216,500
Chiquita Brands International, Inc., 7.875%, 2/1/2021		24,000	26,130
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		100,000	114,500
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		35,000	35,088
Delhaize Group SA, 4.125%, 4/10/2019		140,000	147,015
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	90,950
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		70,000	72,450
144A, 7.75%, 10/28/2020		200,000	214,000
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		80,000	85,800
144A, 8.25%, 2/1/2020		25,000	27,125
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	107,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	47,646
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022		30,000	30,600
144A, 6.75%, 12/1/2021		60,000	63,750
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		235,000	247,925
6.875%, 2/15/2021		100,000	107,912
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		30,000	31,688
Smithfield Foods, Inc., 6.625%, 8/15/2022		30,000	32,850
			1,894,744
Energy 9.3%
Access Midstream Partners LP, 6.125%, 7/15/2022		55,000	60,775
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	158,725
Antero Resources Finance Corp., 5.375%, 11/1/2021		15,000	15,563
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		15,000	15,094
144A, 5.625%, 6/1/2024		15,000	15,056
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		30,000	31,950
6.75%, 11/1/2020		140,000	147,350
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		95,000	102,837
8.625%, 10/15/2020		35,000	38,500
Chaparral Energy, Inc., 7.625%, 11/15/2022		20,000	21,600
Chesapeake Energy Corp., 3.479%**, 4/15/2019		40,000	40,450
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		25,000	26,875
		Principal Amount ($)(a)	Value ($)

CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	111,300
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		15,000	15,713
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		20,000	21,050
7.75%, 4/1/2019		65,000	69,713
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		75,000	80,250
Ecopetrol SA, 5.875%, 5/28/2045		250,000	258,570
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	195,500
El Paso LLC, 7.25%, 6/1/2018		55,000	62,631
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		75,000	80,063
EP Energy LLC:
6.875%, 5/1/2019		60,000	63,825
7.75%, 9/1/2022		40,000	45,100
9.375%, 5/1/2020		25,000	28,625
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	147,000
EXCO Resources, Inc., 8.5%, 4/15/2022		20,000	21,600
Halcon Resources Corp.:
8.875%, 5/15/2021		95,000	102,125
9.75%, 7/15/2020		80,000	87,300
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024 (c)		25,000	25,000
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	21,550
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		60,000	62,550
Linn Energy LLC, 6.25%, 11/1/2019		95,000	99,512
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		40,000	42,400
144A, 7.0%, 3/31/2024		75,000	82,688
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022 (c)		25,000	25,188
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		85,000	93,287
10.75%, 10/1/2020		85,000	96,475
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		40,000	42,100
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		90,000	96,075
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	209,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		25,000	26,875
144A, 6.875%, 3/15/2022		60,000	65,400
6.875%, 1/15/2023		25,000	27,250
7.25%, 2/1/2019		40,000	42,400
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	221,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		60,000	60,900
7.5%, 11/1/2019		20,000	21,150
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		250,000	277,500
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		200,000	179,500
Petrobras Global Finance BV, 4.875%, 3/17/2020		200,000	205,420
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		300,000	254,970
		Principal Amount ($)(a)	Value ($)

Regency Energy Partners LP, 5.875%, 3/1/2022		5,000	5,431
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	269,940
Rowan Companies, Inc., 4.75%, 1/15/2024		80,000	84,642
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		105,000	111,037
Samson Investment Co., 144A, 10.75%, 2/15/2020		20,000	21,075
SandRidge Energy, Inc., 7.5%, 3/15/2021		105,000	113,794
SESI LLC:
6.375%, 5/1/2019		40,000	42,700
7.125%, 12/15/2021		115,000	129,662
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		5,000	5,125
Swift Energy Co., 7.875%, 3/1/2022		55,000	57,475
Talos Production LLC, 144A, 9.75%, 2/15/2018		60,000	63,600
Tesoro Corp., 4.25%, 10/1/2017		35,000	36,575
Transocean, Inc., 3.8%, 10/15/2022		145,000	143,510
Whiting Petroleum Corp., 5.0%, 3/15/2019		40,000	42,100
WPX Energy, Inc., 5.25%, 1/15/2017		40,000	42,600
			5,513,096
Financials 9.9%
Assured Guaranty U.S. Holdings, Inc., 5.0%, 7/1/2024		65,000	64,613
Banco do Brasil SA, 144A, 9.0%, 12/31/2049		200,000	198,241
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		200,000	205,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	400,000	172,890
Barclays Bank PLC, 7.625%, 11/21/2022		400,000	456,600
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	225,500
CIT Group, Inc.:
3.875%, 2/19/2019		145,000	147,262
5.0%, 5/15/2017		80,000	85,250
5.25%, 3/15/2018		90,000	96,637
Citigroup, Inc., 4.05%, 7/30/2022		70,000	71,715
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	218,240
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	535,600
E*TRADE Financial Corp., 6.75%, 6/1/2016		130,000	141,050
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		150,000	150,426
Hellas Telecommunications Finance, 144A, 8.328%**, 7/15/2015 (PIK)*	EUR	109,187	0
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		110,000	116,372
ING Bank NV, 144A, 2.0%, 9/25/2015		200,000	203,218
		Principal Amount ($)(a)	Value ($)

International Lease Finance Corp.:
3.875%, 4/15/2018		65,000	66,625
5.75%, 5/15/2016		20,000	21,425
6.25%, 5/15/2019		50,000	56,000
8.625%, 9/15/2015		40,000	43,300
8.75%, 3/15/2017		120,000	139,500
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		240,000	252,945
144A, 5.017%, 6/26/2024		200,000	202,363
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	64,324
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	226,568
Morgan Stanley:
3.75%, 2/25/2023		85,000	86,469
4.1%, 5/22/2023		85,000	86,225
Series H, 5.45%, 7/29/2049		20,000	20,365
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		45,000	48,262
(REIT), 6.875%, 5/1/2021		50,000	54,500
Navient Corp., 5.5%, 1/25/2023		125,000	123,906
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	26,438
144A, 5.875%, 3/15/2022		45,000	48,038
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		130,000	132,777
Popular, Inc., 7.0%, 7/1/2019 (c)		20,000	20,300
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	109,459
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2023 (b)		185,733	182,947
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		110,000	117,287
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		35,000	36,159
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		200,000	210,000
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		250,000	250,125
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		200,000	189,860
			5,904,781
Health Care 2.9%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		15,000	15,900
7.75%, 2/15/2019		85,000	90,525
Biomet, Inc.:
6.5%, 8/1/2020		55,000	59,262
6.5%, 10/1/2020		15,000	16,013
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	194,019
144A, 5.125%, 8/1/2021		5,000	5,125
144A, 6.875%, 2/1/2022		30,000	31,800
7.125%, 7/15/2020		60,000	64,950
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		70,000	69,475
Endo Finance LLC:
144A, 5.375%, 1/15/2023		35,000	34,956
144A, 5.75%, 1/15/2022		35,000	35,700
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		35,000	38,150
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,600
		Principal Amount ($)(a)	Value ($)

HCA, Inc.:
6.5%, 2/15/2020		210,000	236,250
7.5%, 2/15/2022		80,000	92,300
Hologic, Inc., 6.25%, 8/1/2020		30,000	31,650
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		35,000	36,663
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		75,000	72,937
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		55,000	59,125
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		48,000	53,040
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		30,000	32,175
Tenet Healthcare Corp., 6.25%, 11/1/2018		80,000	88,800
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		35,000	37,187
144A, 6.75%, 8/15/2018		70,000	75,425
144A, 7.5%, 7/15/2021		140,000	155,050
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		75,000	78,847
			1,727,924
Industrials 5.5%
ADT Corp.:
3.5%, 7/15/2022		20,000	18,200
4.125%, 4/15/2019		5,000	5,031
6.25%, 10/15/2021 (b)		25,000	26,500
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		65,000	67,113
Armored Autogroup, Inc., 9.25%, 11/1/2018		105,000	110,512
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		40,000	39,300
BE Aerospace, Inc., 6.875%, 10/1/2020		25,000	27,156
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	56,925
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		20,000	20,350
144A, 5.75%, 3/15/2022		55,000	56,375
144A, 6.0%, 10/15/2022		35,000	35,875
144A, 7.75%, 3/15/2020		45,000	50,857
Casella Waste Systems, Inc., 7.75%, 2/15/2019		90,000	94,050
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		200,000	235,250
Covanta Holding Corp., 5.875%, 3/1/2024		30,000	31,013
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		35,000	37,713
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		30,000	31,125
DigitalGlobe, Inc., 5.25%, 2/1/2021		25,000	24,750
Ducommun, Inc., 9.75%, 7/15/2018		65,000	72,333
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		65,000	68,656
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	154,787
Garda World Security Corp., 144A, 7.25%, 11/15/2021		45,000	47,306
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	30,000
GenCorp, Inc., 7.125%, 3/15/2021		80,000	87,400
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	209,500
		Principal Amount ($)(a)	Value ($)

Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		50,000	52,875
7.125%, 3/15/2021		10,000	10,925
Interactive Data Corp., 144A, 5.875%, 4/15/2019		35,000	35,525
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		200,000	193,480
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		25,000	26,750
Meritor, Inc.:
6.25%, 2/15/2024		30,000	31,425
6.75%, 6/15/2021		40,000	43,024
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		110,000	113,300
8.125%, 2/15/2019		75,000	78,844
Nortek, Inc., 8.5%, 4/15/2021		75,000	82,875
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		192,840	206,435
Oshkosh Corp., 5.375%, 3/1/2022		22,500	23,175
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		40,000	38,700
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		40,000	40,600
6.75%, 12/15/2020		75,000	80,625
Titan International, Inc., 6.875%, 10/1/2020		90,000	91,350
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		40,000	41,100
144A, 6.5%, 7/15/2024		25,000	26,031
7.5%, 7/15/2021		75,000	83,063
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		20,000	20,050
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	63,450
7.375%, 5/15/2020		95,000	104,975
7.625%, 4/15/2022		95,000	106,637
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	25,500
			3,258,791
Information Technology 2.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		15,000	15,788
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		130,000	140,075
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		25,000	26,688
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	66,869
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		40,000	39,000
CDW LLC, 8.5%, 4/1/2019		45,000	48,712
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	64,800
EarthLink Holdings Corp., 7.375%, 6/1/2020		30,000	31,988
Entegris, Inc., 144A, 6.0%, 4/1/2022		20,000	20,600
Equinix, Inc.:
5.375%, 4/1/2023		105,000	107,362
7.0%, 7/15/2021		40,000	44,200
First Data Corp.:
144A, 6.75%, 11/1/2020		72,000	77,940
144A, 7.375%, 6/15/2019		45,000	48,319
		Principal Amount ($)(a)	Value ($)

144A, 8.75%, 1/15/2022 (PIK)		60,000	66,225
144A, 8.875%, 8/15/2020		85,000	94,031
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		40,000	42,600
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		70,000	78,050
7.625%, 6/15/2021		40,000	45,800
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	33,937
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		15,000	16,088
NCR Corp.:
144A, 5.875%, 12/15/2021		10,000	10,550
144A, 6.375%, 12/15/2023		20,000	21,700
NXP BV, 144A, 3.75%, 6/1/2018		35,000	35,087
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	4,994
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		200,000	204,474
			1,385,877
Materials 6.7%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		200,000	221,260
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		250,000	251,881
Ashland, Inc., 3.875%, 4/15/2018		20,000	20,575
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		20,000	19,800
Berry Plastics Corp., 5.5%, 5/15/2022		60,000	60,337
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		43,858	45,996
Braskem Finance Ltd., 6.45%, 2/3/2024		200,000	213,750
Cascades, Inc., 144A, 5.5%, 7/15/2022		20,000	19,950
Clearwater Paper Corp., 7.125%, 11/1/2018		65,000	68,250
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018		115,000	116,533
Crown Americas LLC, 6.25%, 2/1/2021		10,000	10,700
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		40,000	43,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		70,000	72,100
144A, 7.0%, 2/15/2021		70,000	72,012
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		55,000	56,787
144A, 8.25%, 11/1/2019		45,000	48,994
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	209,000
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		110,000	110,478
Greif, Inc., 7.75%, 8/1/2019		195,000	224,250
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b)		200,000	209,800
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		70,000	74,200
8.875%, 2/1/2018		60,000	62,400
Huntsman International LLC:
8.625%, 3/15/2020		60,000	64,950
8.625%, 3/15/2021		25,000	27,625
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	37,000
		Principal Amount ($)(a)	Value ($)

Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	45,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		115,000	123,481
Metalloinvest Finance Ltd., 144A, 5.625%, 4/17/2020		200,000	194,000
Novelis, Inc., 8.75%, 12/15/2020		215,000	238,650
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		30,000	33,000
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	92,430
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		40,000	42,200
Polymer Group, Inc., 7.75%, 2/1/2019		49,000	52,063
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	47,250
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	209,940
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,038
144A, 8.375%, 9/15/2021		30,000	34,350
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		30,000	30,375
Tronox Finance LLC, 6.375%, 8/15/2020		30,000	30,975
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		300,000	289,500
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		120,000	120,789
			3,978,669
Telecommunication Services 7.9%
B Communications Ltd., 144A, 7.375%, 2/15/2021		35,000	37,625
CC Holdings GS V LLC, 3.849%, 4/15/2023		70,000	70,272
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		15,000	15,825
Series W, 6.75%, 12/1/2023		35,000	38,238
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		235,000	257,619
8.75%, 3/15/2018 (b)		210,000	220,237
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		200,000	199,700
CommScope, Inc., 144A, 5.0%, 6/15/2021		35,000	35,700
CPI International, Inc., 8.75%, 2/15/2018		45,000	47,138
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		35,000	36,488
144A, 8.25%, 9/30/2020		105,000	114,450
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	308,640
Frontier Communications Corp.:
7.125%, 1/15/2023		200,000	212,000
8.25%, 4/15/2017		62,000	71,997
8.5%, 4/15/2020		20,000	23,600
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		55,000	54,725
7.25%, 10/15/2020		195,000	210,112
7.5%, 4/1/2021		215,000	235,425
8.5%, 11/1/2019		100,000	106,250
Intelsat Luxembourg SA:
7.75%, 6/1/2021		95,000	100,581
8.125%, 6/1/2023		10,000	10,813
		Principal Amount ($)(a)	Value ($)

Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	10,938
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		20,000	21,425
7.0%, 6/1/2020		75,000	81,937
8.125%, 7/1/2019		75,000	81,844
8.625%, 7/15/2020		50,000	56,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	69,387
7.875%, 9/1/2018		75,000	78,772
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	200,000
SBA Communications Corp., 5.625%, 10/1/2019		30,000	31,763
SBA Telecommunications, Inc., 8.25%, 8/15/2019		16,000	16,768
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		40,000	46,000
144A, 9.0%, 11/15/2018		175,000	212,187
9.125%, 3/1/2017		50,000	58,563
Sprint Corp., 144A, 7.125%, 6/15/2024		110,000	116,600
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		15,000	15,919
6.5%, 1/15/2024		15,000	16,031
6.625%, 4/1/2023 (b)		35,000	37,975
tw telecom holdings, Inc.:
5.375%, 10/1/2022		40,000	43,750
6.375%, 9/1/2023		35,000	39,813
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		30,000	33,000
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		10,000	10,925
Verizon Communications, Inc., 6.55%, 9/15/2043		200,000	251,688
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		200,000	215,750
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	32,513
Windstream Corp.:
6.375%, 8/1/2023		40,000	40,550
7.5%, 4/1/2023		75,000	81,187
7.75%, 10/15/2020		20,000	21,675
7.75%, 10/1/2021		55,000	60,087
7.875%, 11/1/2017		205,000	236,006
8.125%, 9/1/2018		70,000	73,500
			4,699,988
Utilities 1.6%
AES Corp.:
3.229%**, 6/1/2019		20,000	20,150
8.0%, 10/15/2017		2,000	2,330
8.0%, 6/1/2020		175,000	210,437
Calpine Corp.:
144A, 7.5%, 2/15/2021		64,000	69,440
144A, 7.875%, 7/31/2020		70,000	75,950
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	102,013
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		100,000	75,500
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/2025		100,000	101,032
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	154,787
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019 (c)		30,000	30,075
		Principal Amount ($)(a)	Value ($)

NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		100,000	104,500
7.875%, 5/15/2021		30,000	33,263
			979,477
Total Corporate Bonds (Cost $31,913,830)			33,419,218

Asset-Backed 1.6%
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		52,609	52,467
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.826%**, 10/25/2033		190,000	198,205
			250,672
Miscellaneous 1.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.876%**, 1/17/2024		250,000	250,544
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		144,938	155,753
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		300,000	299,983
			706,280
Total Asset-Backed (Cost $923,823)			956,952

Commercial Mortgage-Backed Securities 3.3%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	320,482
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152%**, 3/15/2018		80,000	80,504
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		150,000	156,087
Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 5.233%**, 2/11/2036		500,000	500,782
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.455%**, 12/15/2044		140,000	146,814
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		750,000	757,990
Total Commercial Mortgage-Backed Securities (Cost $1,903,454)			1,962,659

Collateralized Mortgage Obligations 3.2%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.680%**, 2/25/2034		100,950	101,187
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.999%**, 12/25/2035		126,765	127,680
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		90,126	93,197
		Principal Amount ($)(a)	Value ($)

Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,204,739	115,723
"ZG", Series 4213, 3.5%, 6/15/2043		108,429	108,521
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		44,781	1,657
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		431,567	54,995
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		118,217	11,844
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		186,375	17,659
"JS", Series 3572, Interest Only, 6.648%***, 9/15/2039		700,892	112,143
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		79,076	6,267
"PI", Series 2006-20, Interest Only, 6.528%***, 11/25/2030		419,504	72,558
"SI", Series 2007-23, Interest Only, 6.618%***, 3/25/2037		277,830	39,284
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		353,928	344,646
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		18,207	22
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		380,982	67,033
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		383,720	64,599
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		353,566	64,975
"AI", Series 2007-38, Interest Only, 6.308%***, 6/16/2037		98,515	15,023
JPMorgan Mortgage Trust, "2A1", Series 2006-A2, 2.657%**, 4/25/2036		292,866	267,337
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.654%**, 10/25/2033		80,061	80,815
Wells Fargo Mortgage-Backed Securities Trust, "2A3", Series 2004-EE, 2.612%**, 12/25/2034		114,076	114,722
Total Collateralized Mortgage Obligations (Cost $1,729,312)			1,881,887

Government & Agency Obligations 14.6%
Other Government Related (d) 3.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	257,028
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		200,000	201,000
Queensland Treasury Corp., Series 33, 6.5%, 3/14/2033	AUD	828,000	978,394
Sberbank of Russia, 144A, 5.25%, 5/23/2023		200,000	187,500
TMK OAO, 144A, 6.75%, 4/3/2020		200,000	195,000
			1,818,922
Sovereign Bonds 8.1%
Federative Republic of Brazil:
4.25%, 1/7/2025		200,000	202,700
12.5%, 1/5/2016	BRL	250,000	118,522
		Principal Amount ($)(a)	Value ($)

Government of France, 0.7%, 7/25/2030	EUR	566,085	786,148
Kingdom of Morocco, 144A, 4.25%, 12/11/2022		250,000	250,313
Province of New Brunswick Canada, 3.55%, 6/3/2043	CAD	900,000	806,926
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	122
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	149,176
Republic of Croatia, 144A, 6.75%, 11/5/2019		400,000	448,500
Republic of El Salvador, 144A, 7.65%, 6/15/2035		200,000	216,300
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	105,000
Republic of Hungary, 4.125%, 2/19/2018		50,000	52,125
Republic of Romania, 4.875%, 11/7/2019	EUR	100,000	155,203
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,243,000	1,052,347
Republic of Slovenia, 144A, 4.75%, 5/10/2018		200,000	215,500
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	550,000	52,553
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	203,250
			4,814,685
U.S. Treasury Obligations 3.5%
U.S. Treasury Bills:
0.03%****, 12/11/2014 (e)		57,000	56,987
0.055%****, 8/14/2014 (e)		15,000	15,000
0.055%****, 12/11/2014 (e)		150,000	149,966
0.065%****, 8/14/2014		239,000	238,993
U.S. Treasury Notes:
1.0%, 8/31/2016 (f)		500,000	505,156
1.0%, 9/30/2016		500,000	504,844
1.5%, 5/31/2019		232,600	231,437
2.5%, 5/15/2024		360,000	359,494
			2,061,877
Total Government & Agency Obligations (Cost $8,440,245)			8,695,484

Loan Participations and Assignments 5.0%
Senior Loans**
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021		84,635	84,725
Term Delay Draw, 4.75%, 5/20/2021		20,365	20,387
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		59,548	59,567
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		73,875	74,337
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		68,775	69,162
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		192,513	193,455
Crown Castle International Corp., Term Loan B, 2.4%, 1/31/2019		49,005	49,112
CSC Holdings, Inc., Term Loan B, 2.65%, 4/17/2020		128,256	127,075
		Principal Amount ($)(a)	Value ($)

Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		29,539	29,687
DaVita HealthCare Partners, Inc., Term Loan B, 3.75%, 6/24/2021		70,000	70,402
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		220,000	221,616
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		247,500	249,637
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		54,450	54,552
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		256,710	257,433
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		117,827	117,753
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		117,324	117,324
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		89,374	89,652
Term Loan B2, 4.25%, 8/7/2019		334,050	335,511
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		89,325	88,339
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		175,000	175,066
Tallgrass Operations LLC:
Term Loan B, 4.25%, 11/13/2018		161,008	162,450
Term Delay Draw, 4.75%, 11/13/2017		50,000	50,344
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		5,040	5,204
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		157,990	158,237
Term Loan B, 3.75%, 12/11/2019		133,304	133,373
Total Loan Participations and Assignments (Cost $2,989,135)			2,994,400

Municipal Bonds and Notes 1.6%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041		145,000	166,237
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	318,540
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	154,782
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	289,190
Total Municipal Bonds and Notes (Cost $850,516)			928,749

Convertible Bond 0.4%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $119,305)		120,175	241,972
		Principal Amount ($)(a)	Value ($)

Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $59,811)		95,000	85,975

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (g)	1	4,366
Trump Entertainment Resorts, Inc.*	6	0
		4,366
Industrials 0.0%
Congoleum Corp.*	2,500	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,590
Total Common Stocks (Cost $25,217)		5,956

Preferred Stock 0.2%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $85,127)	89	89,670

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	11,138	8,526
Hercules Trust II, Expiration Date 3/31/2029*	85	547
Total Warrants (Cost $17,432)		9,073

Exchange-Traded Fund 4.9%
SPDR Barclays Convertible Securities (Cost $2,777,628)	58,300	2,944,150

	Contract Amount	Value ($)

Call Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	1,300,000	28,066
Pay Fixed Rate — 4.19% – Receive Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	1,500,000	34,213
Pay Fixed Rate — 4.32% – Receive Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	1,400,000	28,088
Total Call Options Purchased (Cost $191,320)		90,367
	Contract Amount	Value ($)

Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate — 2.19% – Pay Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	1,500,000	11,638
Receive Fixed Rate — 2.32% – Pay Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	1,400,000	13,450
Total Put Options Purchased (Cost $98,573)		25,088

	Shares	Value ($)

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.08% (h) (i) (Cost $1,252,899)	1,252,899	1,252,899

Cash Equivalents 9.9%
Central Cash Management Fund, 0.06% (h) (Cost $5,887,663)	5,887,663	5,887,663

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $59,265,290)†	103.2	61,472,162
Other Assets and Liabilities, Net (b)	(3.2)	(1,921,405)
Net Assets	100.0	59,550,757

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	100,000	58,139	75,500
Hellas Telecommunications Finance*	8.328%	7/15/2015	EUR	109,187	32,169	0
					90,308	75,500

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

*** These securities are shown at their current rate as of June 30, 2014.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $59,272,071. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $2,200,091. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,615,207 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $415,116.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $1,197,256, which is 2.0% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government-sponsored enterprises.

(e) At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swaps.

(g) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,273	4,366	.01

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SPDR: Standard & Poor's Depositary Receipt

At June 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2014	22	2,753,781	25,202
5 Year U.S. Treasury Note	USD	9/30/2014	48	5,734,125	33,415
Total unrealized appreciation					58,617

At June 30, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year Canadian Government Bond	CAD	9/19/2014	19	2,421,274	(25,713)
10 Year U.S. Treasury Note	USD	9/19/2014	26	3,254,469	(7,313)
Euro-BTP Italian Government Bond	EUR	9/8/2014	9	1,555,005	(27,868)
Euro-OAT French Government Bond	EUR	9/8/2014	14	2,693,989	(39,563)
U.S. Treasury Long Bond	USD	9/19/2014	7	960,313	(2,695)
Ultra Long U.S. Treasury Bond	USD	9/19/2014	9	1,349,438	(17,267)
Total unrealized depreciation					(120,419)

At June 30, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options Receive Fixed — 3.19% – Pay Floating — LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(39,614)
Receive Fixed — 3.32% – Pay Floating — LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(35,539)
Receive Fixed — 4.22% – Pay Floating — LIBOR	4/22/2016 4/22/2026	1,300,000	1	4/20/2016	46,345	(14,895)
Total Call Options					147,376	(90,048)
Put Options Pay Fixed — 3.19% – Receive Floating — LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(22,203)
Pay Fixed — 3.32% – Receive Floating — LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(25,686)
Total Put Options					101,031	(47,889)
Total					248,407	(137,937)

(j) Unrealized appreciation on written options on interest rate swap contracts at June 30, 2014 was $110,470.

At June 30, 2014, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2015	90,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	5,509	(391)	5,900
3/21/2011 6/20/2016	120,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B–	10,368	1,772	8,596
12/20/2011 3/20/2017	60,000	5	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB–	6,664	1,376	5,288
9/20/2012 12/20/2017	75,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	10,727	3,872	6,855
6/20/2013 9/20/2018	40,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	6,084	3,018	3,066
6/20/2013 9/20/2018	125,000	7	5.0%	HCA, Inc., 8.0%, 10/1/2018, B–	17,215	8,438	8,777
6/20/2013 9/20/2018	100,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB–	12,322	5,016	7,306
Total unrealized appreciation							45,788

(k) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At June 30, 2014, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/30/2014 12/30/2016	1,900,000	Fixed — 1.173%	Floating — LIBOR	(9,758)	(9,956)
12/30/2014 12/30/2019	500,000	Floating — LIBOR	Fixed — 2.522%	12,683	13,111
12/30/2014 12/30/2024	2,300,000	Fixed — 3.524%	Floating — LIBOR	(147,415)	(147,188)
12/30/2014 12/30/2034	100,000	Floating — LIBOR	Fixed — 4.01%	10,697	11,394
12/30/2014 12/30/2044	200,000	Floating — LIBOR	Fixed — 4.081%	26,639	26,887
Total net unrealized depreciation					(105,752)

Counterparties:

1 Nomura International PLC

2 JPMorgan Chase Securities, Inc.

3 BNP Paribas

4 Bank of America

5 Credit Suisse

6 UBS AG

7 Goldman Sachs & Co.

At June 30, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,770,812	EUR	1,300,000	7/21/2014	9,406	Australia & New Zealand Banking Group Ltd.
USD	689,530	CAD	752,000	7/23/2014	14,859	Canadian Imperial Bank of Commerce
USD	1,775,745	JPY	180,000,000	8/4/2014	1,504	Macquarie Bank Ltd.
USD	289,619	MXN	3,800,000	8/18/2014	2,341	Commonwealth Bank of Australia
USD	570,355	ZAR	6,200,000	8/18/2014	8,113	Commonwealth Bank of Australia
ZAR	6,200,000	USD	578,794	8/18/2014	326	Commonwealth Bank of Australia
ZAR	560,000	USD	52,522	8/18/2014	273	Nomura International PLC
RUB	10,050,000	USD	291,859	9/30/2014	2,108	Societe Generale
Total unrealized appreciation					38,930

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,473,039	NOK	8,900,000	7/21/2014	(23,089)	Societe Generale
USD	595,898	NOK	3,600,000	7/21/2014	(9,401)	Citigroup. Inc.
USD	2,099,640	NZD	2,400,000	7/21/2014	(1,945)	Citigroup. Inc.
NZD	1,700,000	USD	1,474,369	7/21/2014	(11,498)	Australia & New Zealand Banking Group Ltd.
NOK	6,300,000	USD	1,025,416	7/21/2014	(954)	Barclays Bank PLC
NOK	6,300,000	USD	1,025,503	7/21/2014	(866)	Societe Generale
NZD	700,000	USD	607,716	7/21/2014	(4,112)	Citigroup. Inc.
AUD	1,154,230	USD	1,073,188	7/23/2014	(13,559)	Nomura International PLC
SGD	1,641,500	USD	1,313,554	7/23/2014	(2,918)	Commonwealth Bank of Australia
CAD	2,095,672	USD	1,902,096	7/23/2014	(60,891)	Barclays Bank PLC
EUR	567,300	USD	769,957	7/23/2014	(6,908)	Australia & New Zealand Banking Group Ltd.
Total unrealized depreciation					(136,141)

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB Russian Ruble
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written option contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (m)
Corporate Bonds	$—	$33,419,218	$0	$33,419,218
Asset-Backed	—	956,952	—	956,952
Commercial Mortgage-Backed Securities	—	1,962,659	—	1,962,659
Collateralized Mortgage Obligations	—	1,881,887	—	1,881,887
Government & Agency Obligations	—	8,695,484	—	8,695,484
Loan Participations and Assignments	—	2,920,063	74,337	2,994,400
Municipal Bonds and Notes	—	928,749	—	928,749
Convertible Bond	—	—	241,972	241,972
Preferred Security	—	85,975	—	85,975
Common Stocks (m)	—	—	5,956	5,956
Preferred Stock	—	89,670	—	89,670
Warrants	—	—	9,073	9,073
Exchange-Traded Fund	2,944,150	—	—	2,944,150
Short-Term Investments (m)	7,140,562	—	—	7,140,562
Derivatives (n) Purchased Options	—	115,455	—	115,455
Futures Contracts	58,617	—	—	58,617
Credit Default Swap Contracts	—	45,788	—	45,788
Interest Rate Swap Contracts	—	51,392	—	51,392
Forward Foreign Currency Exchange Contracts	—	38,930	—	38,930
Total	$10,143,329	$51,192,222	$331,338	$61,666,889
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (n) Futures Contracts	$(120,419)	$—	$—	$(120,419)
Written Options	—	(137,937)	—	(137,937)
Interest Rate Swap Contracts	—	(157,144)	—	(157,144)
Forward Foreign Currency Exchange Contracts	—	(136,141)	—	(136,141)
Total	$(120,419)	$(431,222)	$—	$(551,641)

During the period ended June 30, 2014, the amount of transfers between Level 2 and Level 3 was $74,337. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(m) See Investment Portfolio for additional detailed categorizations.

(n) Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts; and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $52,124,728) — including $1,197,256 of securities loaned	$54,331,600
Investment in Daily Assets Fund Institutional (cost $1,252,899)*	1,252,899
Investment in Central Cash Management Fund (cost $5,887,663)	5,887,663
Total investments in securities, at value (cost $59,265,290)	61,472,162
Foreign currency, at value (cost $423,279)	424,572
Receivable for investments sold	1,046,928
Receivable for investments sold — when-issued/delayed delivery securities	39,744
Receivable for Fund shares sold	128
Interest receivable	639,328
Receivable for variation margin on futures contracts	4,180
Receivable for variation margin on centrally cleared swaps	6,654
Unrealized appreciation on bilateral swap contracts	45,788
Unrealized appreciation on forward foreign currency exchange contracts	38,930
Upfront payments paid on bilateral swap contracts	23,492
Other assets	605
Total assets	$63,742,511
Liabilities
Cash overdraft	143,206
Payable upon return of securities loaned	1,252,899
Payable for investments purchased	2,229,489
Payable for investments purchased — when-issued/delayed delivery securities	139,906
Payable for Fund shares redeemed	51,581
Options written, at value (premiums received $248,407)	137,937
Unrealized depreciation on forward foreign currency exchange contracts	136,141
Upfront payments received on bilateral swap contracts	391
Accrued management fee	13,489
Accrued Trustees' fees	573
Other accrued expenses and payables	86,142
Total liabilities	4,191,754
Net assets, at value	$59,550,757
Net Assets Consist of
Undistributed net investment income	988,899
Net unrealized appreciation (depreciation) on: Investments	2,206,872
Swap contracts	(59,964)
Futures	(61,802)
Foreign currency	(95,255)
Written options	110,470
Accumulated net realized gain (loss)	(1,105,169)
Paid-in capital	57,566,706
Net assets, at value	$59,550,757
Class A Net Asset Value, offering and redemption price per share ($59,550,757 ÷ 5,183,668 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$11.49

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Interest	$1,491,595
Dividends	21,026
Income distributions — Central Cash Management Fund	705
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	2,031
Total income	1,515,357
Expenses: Management fee	161,443
Administration fee	29,353
Services to shareholders	424
Custodian fee	35,067
Professional fees	40,952
Reports to shareholders	13,941
Pricing fee	25,645
Trustees' fees and expenses	2,293
Other	1,779
Total expenses before expense reductions	310,897
Expense reductions	(87,682)
Total expenses after expense reductions	223,215
Net investment income	1,292,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(426,572)
Swap contracts	15,275
Futures	(70,584)
Foreign currency	413,907
(67,974)
Change in net unrealized appreciation (depreciation) on: Investments	1,974,254
Swap contracts	(109,289)
Unfunded loan commitment	125
Futures	(57,685)
Written options	99,763
Foreign currency	(346,572)
1,560,596
Net gain (loss)	1,492,622
Net increase (decrease) in net assets resulting from operations	$2,784,764

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$1,292,142	$2,911,005
Operations: Net investment income	$1,292,142	$2,911,005
Net realized gain (loss)	(67,974)	(1,186,626)
Change in net unrealized appreciation (depreciation)	1,560,596	(2,619,441)
Net increase (decrease) in net assets resulting from operations	2,784,764	(895,062)
Distributions to shareholders from: Net investment income: Class A	(2,905,554)	(3,703,120)
Net realized gains: Class A	—	(2,113,421)
Total distributions	(2,905,554)	(5,816,541)
Fund share transactions: Class A Proceeds from shares sold	1,959,692	8,233,284
Reinvestment of distributions	2,905,554	5,816,541
Payments for shares redeemed	(6,150,708)	(19,881,192)
Net increase (decrease) in net assets from Class A share transactions	(1,285,462)	(5,831,367)
Increase (decrease) in net assets	(1,406,252)	(12,542,970)
Net assets at beginning of period	60,957,009	73,499,979
Net assets at end of period (including undistributed net investment income of $988,899 and $2,602,311, respectively)	$59,550,757	$60,957,009
Other Information
Class A Shares outstanding at beginning of period	5,284,551	5,832,490
Shares sold	171,230	666,814
Shares issued to shareholders in reinvestment of distributions	258,501	491,677
Shares redeemed	(530,614)	(1,706,430)
Net increase (decrease) in Class A shares	(100,883)	(547,939)
Shares outstanding at end of period	5,183,668	5,284,551

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.53		$12.60	$11.90	$11.96	$11.61	$10.03
Income (loss) from investment operations: Net investment incomea	.25		.49	.57	.63	.66	.63
Net realized and unrealized gain (loss)	.30		(.59)	.92	(.01)	.47	1.50
Total from investment operations	.55		(.10)	1.49	.62	1.13	2.13
Less distributions from: Net investment income	(.59)		(.62)	(.76)	(.68)	(.78)	(.55)
Net realized gains	—		(.35)	(.03)	—	—	—
Total distributions	(.59)		(.97)	(.79)	(.68)	(.78)	(.55)
Net asset value, end of period	$11.49		$11.53	$12.60	$11.90	$11.96	$11.61
Total Return (%)b	4.87	**	(1.04)	13.08	5.31	10.05	22.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60		61	73	69	76	74
Ratio of expenses before expense reductions (%)	1.06	*	1.02	.99	.99	.95	.86
Ratio of expenses after expense reductions (%)	.76	*	.74	.77	.79	.86	.80
Ratio of net investment income (%)	4.40	*	4.16	4.72	5.38	5.62	5.96
Portfolio turnover rate (%)	59	**	183	164	144	167	370
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Unconstrained Income VIP (formerly DWS Unconstrained Income VIP) (the "Fund") is a diversified series of Deutsche Variable Series II (formerly DWS Variable Series II) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2013, the Fund had net tax basis capital loss carryforwards of approximately $1,042,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($671,000) and long-term losses ($371,000).

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for the Fund, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2014, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in interest rate swap contracts had a total notional amount of $5,000,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in credit default swap contracts sold had a total notional value of $610,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. For the six months ended June 30, 2014, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities.

A summary of the open purchased option contracts as of June 30, 2014 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in written option contracts had a total value generally indicative of a range from approximately $138,000 to $238,000, and purchased option contracts had a total value generally indicative of a range from approximately $115,000 to $276,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $357,000 to $8,488,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $5,598,000 to $12,234,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2014, the Fund entered into forward currency contracts in order to hedge against anticipated currency market changes and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $9,544,000 to $22,228,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,864,000 to $20,021,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $5,199,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$115,455	$—	$51,392	$58,617	$225,464
Credit Contracts (b)	—	—	45,788	—	45,788
Foreign Exchange Contracts (c)	—	38,930	—	—	38,930
	$115,455	$38,930	$97,180	$58,617	$310,182
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Investments in securities, at value (includes purchased options) and unrealized appreciation on bilateral swap contracts, respectively
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(137,937)	$—	$(157,144)	$(120,419)	$(415,500)
Foreign Exchange Contracts (c)	—	(136,141)	—	—	(136,141)
	$(137,937)	$(136,141)	$(157,144)	$(120,419)	$(551,641)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Options written, at value
(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(3,036)	$(70,584)	$(73,620)
Credit Contracts (a)	—	18,311	—	18,311
Foreign Exchange Contracts (b)	386,528	—	—	386,528
	$386,528	$15,275	(70,584)	$331,219
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(160,242)	$99,763	$—	$(109,256)	$(57,685)	$(227,420)
Credit Contracts (a)	—	—	—	(33)	—	(33)
Foreign Exchange Contracts (b)	—	—	(339,314)	—	—	(339,314)
	$(160,242)	$99,763	$(339,314)	$(109,289)	$(57,685)	$(566,767)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Australia & New Zealand Banking Group Ltd.	$9,406	$(9,406)	$—	$—
Bank of America	13,206	—	—	13,206
BNP Paribas	41,538	(41,538)	—	—
Canadian Imperial Bank of Commerce	14,859	—	—	14,859
Commonwealth Bank of Australia	10,780	(2,918)	—	7,862
Credit Suisse	8,354	—	—	8,354
Goldman Sachs & Co.	8,777	—	—	8,777
JPMorgan Chase Securities, Inc.	54,447	(54,447)	—	—
Macquarie Bank Ltd.	1,504	—	—	1,504
Nomura International PLC	28,339	(28,339)	—	—
Societe Generale	2,108	(2,108)	—	—
UBS AG	6,855	—	—	6,855
	$200,173	$(138,756)	$—	$61,417
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$18,406	$(9,406)	$—	$9,000
Barclays Bank PLC	61,845	—	—	61,845
BNP Paribas	61,225	(41,538)	—	19,687
Citigroup, Inc.	15,458	—	—	15,458
Commonwealth Bank of Australia	2,918	(2,918)	—	—
JPMorgan Chase Securities, Inc.	61,817	(54,447)	—	7,370
Nomura International PLC	28,454	(28,339)	—	115
Societe Generale	23,955	(2,108)	—	21,847
	$274,078	$(138,756)	$—	$135,322

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment transactions (excluding short-term investments and U.S. Treasury obligations) aggregated $28,874,174 and $34,513,230, respectively. Purchases and sales of U.S. Treasury obligations aggregated $5,316,804 and $7,552,263, respectively.

For the six months ended June 30, 2014, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	4,100,000	$248,407
Outstanding, end of period	4,100,000	$248,407

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.550%
Next $750 million	.520%
Next $1.5 billion	.500%
Next $2.5 billion	.480%
Next $2.5 billion	.450%
Next $2.5 billion	.430%
Next $2.5 billion	.410%
Over $12.5 billion	.390%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund's average daily net assets.

For the period from January 1, 2014 through April 30, 2015, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.76%.

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $87,682.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $29,353, of which $4,883 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC aggregated $77, of which $37 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,235, of which $5,659 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $179.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Ownership of the Fund

At June 30, 2014, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 65% and 32%.

H. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

I. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014
Actual Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,048.70
Expenses Paid per $1,000*	$3.86
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,021.03
Expenses Paid per $1,000*	$3.81

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche Variable Series II — Deutsche Unconstrained Income VIP	.76%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Unconstrained Income VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were equal to the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

VS2UI-3 (R-028389-3 8/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2014